UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 99.3%
Consumer Discretionary - 15.8%
Hotels, Restaurants & Leisure - 2.8%
BJ’s Restaurants, Inc.*	271,490	$9,675,904
Yum! Brands, Inc.	329,620	24,035,890

		33,711,794

Household Durables - 0.9%
DR Horton, Inc.	131,380	2,640,738
Lennar Corp. - Class A	74,930	2,537,879
NVR, Inc.*	3,030	2,804,568
Toll Brothers, Inc.	85,430	2,808,084

		10,791,269

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	45,810	13,798,888
HomeAway, Inc.	198,150	5,966,297

		19,765,185

Media - 9.4%
DIRECTV*	377,660	23,894,548
Starz - Class A*	515,460	11,633,932
Time Warner, Inc.	309,430	19,265,112
Twenty-First Century Fox, Inc.	380,130	11,358,284
Viacom, Inc. - Class B	323,900	23,570,203
The Walt Disney Co.	361,820	23,391,663

		113,113,742

Specialty Retail - 1.0%
Dick’s Sporting Goods, Inc.	240,460	12,362,049

Total Consumer Discretionary		189,744,039

Consumer Staples - 4.5%
Beverages - 1.3%
The Coca-Cola Co.	409,150	16,398,732

Food Products - 3.2%
Kraft Foods Group, Inc.	212,350	12,014,763
Mead Johnson Nutrition Co.	202,590	14,756,656
Mondelez International, Inc. - Class A	364,630	11,401,980

		38,173,399

Total Consumer Staples		54,572,131

Energy - 16.4%
Energy Equipment & Services - 7.9%
Baker Hughes, Inc.	934,580	44,327,129
Cameron International Corp.*	450,660	26,724,138

1

Investment Portfolio - July 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. - ADR*	1,646,670	$22,987,513

		94,038,780

Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	144,310	11,580,877
EOG Resources, Inc.	83,710	12,178,968
Hess Corp.	694,650	51,723,639
Peabody Energy Corp.	919,760	15,231,226
Range Resources Corp.	148,080	11,713,128

		102,427,838

Total Energy		196,466,618

Financials - 4.5%
Diversified Financial Services - 2.7%
The McGraw-Hill Companies, Inc.	305,910	18,923,593
MSCI, Inc.	368,070	12,900,854

		31,824,447

Real Estate Investment Trusts (REITS) - 1.8%
Alexandria Real Estate Equities, Inc.	90,300	6,185,550
BioMed Realty Trust, Inc.	286,810	5,925,495
Corporate Office Properties Trust	136,730	3,483,880
Digital Realty Trust, Inc.	56,010	3,096,793
DuPont Fabros Technology, Inc.	153,200	3,509,812

		22,201,530

Total Financials		54,025,977

Health Care - 12.9%
Biotechnology - 1.1%
Myriad Genetics, Inc.*	453,400	13,452,378

Health Care Equipment & Supplies - 6.6%
Alere, Inc.*	1,149,190	38,382,946
Becton, Dickinson and Co.	244,360	25,345,019
Volcano Corp.*	792,660	15,829,420

		79,557,385

Health Care Providers & Services - 0.6%
Universal Health Services, Inc. - Class B	94,130	6,584,393

Health Care Technology - 2.5%
Cerner Corp.*	613,960	30,084,040

Pharmaceuticals - 2.1%
Johnson & Johnson	266,330	24,901,855

Total Health Care		154,580,051

2

Investment Portfolio - July 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 10.8%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	305,970	$18,241,931

Airlines - 0.9%
Spirit Airlines, Inc.*	337,080	11,140,494

Industrial Conglomerates - 1.1%
General Electric Co.	524,280	12,776,704

Machinery - 5.8%
Caterpillar, Inc.	229,820	19,054,376
Joy Global, Inc.	450,850	22,317,075
Pall Corp.	258,230	18,065,771
Xylem, Inc.	408,700	10,188,891

		69,626,113

Trading Companies & Distributors - 1.5%
Fastenal Co.	352,630	17,282,396

Total Industrials		129,067,638

Information Technology - 29.3%
Communications Equipment - 9.7%
F5 Networks, Inc.*	151,830	13,324,601
Juniper Networks, Inc.*	1,831,130	39,680,587
Qualcomm, Inc.	624,290	40,297,920
Riverbed Technology, Inc.*	1,506,530	23,562,129

		116,865,237

Computers & Peripherals - 6.3%
Apple, Inc.	53,660	24,281,150
EMC Corp.	1,977,550	51,712,933

		75,994,083

Internet Software & Services - 5.6%
eBay, Inc.*	163,380	8,445,112
Facebook, Inc. - Class A*	442,520	16,298,012
Google, Inc. - Class A*	40,520	35,965,552
LinkedIn Corp. - Class A*	33,010	6,727,108

		67,435,784

IT Services - 0.7%
VeriFone Systems, Inc.*	439,710	8,385,270

Semiconductors & Semiconductor Equipment - 1.1%
Skyworks Solutions, Inc.*	522,990	12,562,220

Software - 5.9%
Autodesk, Inc.*	315,930	11,180,763
Electronic Arts, Inc.*	1,296,800	33,872,416
Fortinet, Inc.*	564,440	11,994,350

3

Investment Portfolio - July 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software (continued)
MICROS Systems, Inc.	276,780	$13,487,489

		70,535,018

Total Information Technology		351,777,612

Materials - 4.1%
Chemicals - 1.9%
Monsanto Co.	225,990	22,323,292

Metals & Mining - 2.2%
Alcoa, Inc.	3,411,060	27,117,927

Total Materials		49,441,219

Utilities - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	380,280	11,632,765

TOTAL COMMON STOCKS (Identified Cost $1,029,829,384)		1,191,308,050

SHORT-TERM INVESTMENT - 0.4%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04% (Identified Cost $4,954,384)	4,954,384	4,954,384

TOTAL INVESTMENTS - 99.7% (Identified Cost $1,034,783,768)		1,196,262,434
OTHER ASSETS, LESS LIABILITIES - 0.3%		3,111,551

NET ASSETS - 100%		$1,199,373,985

ADR - American Depository Receipt

*Non-income producing security.

1 Rate shown is the current yield as of July 31, 2013.

4

Investment Portfolio - July 31, 2013

(unaudited)

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,047,630,956
Unrealized appreciation	182,508,891
Unrealized depreciation	(33,877,413)

Net unrealized appreciation	$148,631,478

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$189,744,039	$189,744,039	$—	$—
Consumer Staples	54,572,131	54,572,131	—	—
Energy	196,466,618	196,466,618	—	—
Financials	54,025,977	54,025,977	—	—
Health Care	154,580,051	154,580,051	—	—
Industrials	129,067,638	129,067,638	—	—
Information Technology	351,777,612	351,777,612	—	—
Materials	49,441,219	49,441,219	—	—
Utilities	11,632,765	11,632,765	—	—
Mutual fund	4,954,384	4,954,384	—	—

Total assets	$1,196,262,434	$1,196,262,434	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS - 97.9%
Consumer Discretionary - 6.5%
Auto Components - 0.3%
Magna International, Inc. (Canada)	5,160	$394,534

Distributors - 0.2%
Genuine Parts Co.	4,192	343,702

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	29,599	2,903,070

Leisure Equipment & Products - 0.2%
Mattel, Inc.	9,345	392,770

Media - 1.0%
Omnicom Group, Inc.	6,601	424,246
Pearson plc - ADR (United Kingdom)	21,253	436,112
Thomson Reuters Corp. (Canada)	23,666	805,354

		1,665,712

Multiline Retail - 0.6%
Target Corp.	14,325	1,020,656

Specialty Retail - 2.4%
The Home Depot, Inc.	42,191	3,334,355
L Brands, Inc.	7,511	418,888

		3,753,243

Total Consumer Discretionary		10,473,687

Consumer Staples - 21.6%
Beverages - 6.2%
The Coca-Cola Co.	123,149	4,935,812
Diageo plc - ADR (United Kingdom)	10,203	1,278,742
PepsiCo, Inc.	44,448	3,713,186

		9,927,740

Food & Staples Retailing - 4.5%
Sysco Corp.	17,550	605,651
Walgreen Co.	18,214	915,253
Wal-Mart Stores, Inc.	72,724	5,668,109

		7,189,013

Food Products - 3.0%
Archer-Daniels-Midland Co.	14,797	539,647
ConAgra Foods, Inc.	9,384	339,795
General Mills, Inc.	17,447	907,244
The J.M. Smucker Co.	3,100	348,812
Kellogg Co.	9,772	647,297
Unilever plc - ADR (United Kingdom)	47,452	1,927,975

		4,710,770

1

Investment Portfolio - July 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 4.6%
Colgate-Palmolive Co.	21,708	$1,299,658
Kimberly-Clark Corp.	10,640	1,051,232
The Procter & Gamble Co.	62,893	5,050,308

		7,401,198

Tobacco - 3.3%
Lorillard, Inc.	11,386	484,247
Philip Morris International, Inc.	48,685	4,341,728
Reynolds American, Inc.	8,825	436,220

		5,262,195

Total Consumer Staples		34,490,916

Energy - 15.5%
Oil, Gas & Consumable Fuels - 15.5%
Chevron Corp.	48,680	6,128,325
ConocoPhillips	35,374	2,294,358
Exxon Mobil Corp.	66,724	6,255,375
Marathon Oil Corp.	14,983	544,782
Occidental Petroleum Corp.	16,672	1,484,642
Royal Dutch Shell plc - ADR (Netherlands)	65,343	4,466,194
Statoil ASA - ADR (Norway)	77,217	1,667,115
Total S.A. - ADR (France)	36,272	1,924,230

Total Energy		24,765,021

Financials - 0.7%
Diversified Financial Services - 0.3%
The McGraw-Hill Companies, Inc.	8,235	509,417

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	15,022	628,971

Total Financials		1,138,388

Health Care - 23.5%
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	13,098	956,678
Becton, Dickinson and Co.	4,610	478,149
Medtronic, Inc.	22,266	1,229,974

		2,664,801

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	7,672	384,290

Pharmaceuticals - 21.6%
AbbVie, Inc.	38,164	1,735,699
AstraZeneca plc - ADR (United Kingdom)	35,702	1,810,805
Bristol-Myers Squibb Co.	45,338	1,960,415

2

Investment Portfolio - July 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	31,715	$1,684,384
GlaxoSmithKline plc - ADR (United Kingdom)	72,254	3,682,064
Johnson & Johnson	70,918	6,630,833
Merck & Co., Inc.	73,762	3,553,115
Novartis AG - ADR (Switzerland)	58,838	4,213,389
Pfizer, Inc.	196,290	5,737,557
Sanofi - ADR (France)	58,316	3,002,108
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	13,028	517,212

		34,527,581

Total Health Care		37,576,672

Industrials - 13.0%
Aerospace & Defense - 5.0%
The Boeing Co.	16,086	1,690,639
General Dynamics Corp.	7,995	682,293
Honeywell International, Inc.	19,042	1,580,105
Lockheed Martin Corp.	4,897	588,228
Northrop Grumman Corp.	6,535	601,612
Raytheon Co.	8,141	584,849
United Technologies Corp.	21,850	2,306,705

		8,034,431

Commercial Services & Supplies - 0.4%
Waste Management, Inc.	13,252	556,982

Electrical Equipment - 1.6%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	61,791	1,361,874
Emerson Electric Co.	20,755	1,273,734

		2,635,608

Industrial Conglomerates - 3.6%
3M Co.	20,018	2,350,714
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	27,551	875,846
Siemens AG - ADR (Germany)	22,633	2,500,041

		5,726,601

Machinery - 1.7%
Caterpillar, Inc.	10,312	854,968
Deere & Co.	7,820	649,607
Illinois Tool Works, Inc.	13,290	957,412
Stanley Black & Decker, Inc.	3,699	313,009

		2,774,996

Road & Rail - 0.7%
CSX Corp.	20,939	519,497

3

Investment Portfolio - July 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	7,415	$542,481

		1,061,978

Total Industrials		20,790,596

Information Technology - 14.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	81,995	2,094,972
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	93,595	1,097,869

		3,192,841

Computers & Peripherals - 3.3%
Apple, Inc.	9,228	4,175,670
Hewlett-Packard Co.	41,382	1,062,690

		5,238,360

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd. - ADR (Switzerland)	9,480	483,859

IT Services - 1.3%
Accenture plc - Class A	14,259	1,052,457
Automatic Data Processing, Inc.	13,603	980,640

		2,033,097

Office Electronics - 0.7%
Canon, Inc. - ADR (Japan)	33,516	1,033,633

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	6,717	331,551
Applied Materials, Inc.	28,901	471,375
Intel Corp.	143,247	3,337,655
Texas Instruments, Inc.	22,170	869,064

		5,009,645

Software - 3.4%
Microsoft Corp.	172,302	5,484,373

Total Information Technology		22,475,808

Materials - 1.6%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	26,944	1,554,399

Metals & Mining - 0.3%
Newmont Mining Corp.	7,626	228,780
Teck Resources Ltd. - Class B (Canada)	11,238	263,306

		492,086

4

Investment Portfolio - July 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Paper & Forest Products - 0.3%
International Paper Co.	9,339	$451,167

Total Materials		2,497,652

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.2%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	8,020	365,792

Wireless Telecommunication Services - 1.1%
Mobile Telesystems OJSC - ADR (Russia)	21,117	411,570
NTT DOCOMO, Inc. - ADR (Japan)	89,400	1,365,138

		1,776,708

Total Telecommunication Services		2,142,500

Utilities - 0.1%
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	18,291	188,397

TOTAL COMMON STOCKS (Identified Cost $130,525,770)		156,539,637

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04% (Identified Cost $3,082,170)	3,082,170	3,082,170

TOTAL INVESTMENTS - 99.8% (Identified Cost $133,607,940)		159,621,807
OTHER ASSETS, LESS LIABILITIES - 0.2%		305,337

NET ASSETS - 100%		$159,927,144

ADR - American Depository Receipt

1Rate shown is the current yield as of July 31, 2013.

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$133,675,024
Unrealized appreciation	27,118,317
Unrealized depreciation	(1,171,534)

Net unrealized appreciation	$25,946,783

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3

5

Investment Portfolio - July 31, 2013

(unaudited)

includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,473,687	$10,473,687	$—	$—
Consumer Staples	34,490,916	34,490,916	—	—
Energy	24,765,021	24,765,021	—	—
Financials	1,138,388	1,138,388	—	—
Health Care	37,576,672	37,576,672	—	—
Industrials	20,790,596	20,790,596	—	—
Information Technology	22,475,808	22,475,808	—	—
Materials	2,497,652	2,497,652	—	—
Telecommunication Services	2,142,500	2,142,500	—	—
Utilities	188,397	188,397	—	—
Mutual fund	3,082,170	3,082,170	—	—

Total assets	$159,621,807	$159,621,807	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 95.7%
Consumer Discretionary - 13.7%
Hotels, Restaurants & Leisure - 2.7%
Accor S.A. (France)[1]	4,240	$159,822
BJ’s Restaurants, Inc.*	5,320	189,605
Yum! Brands, Inc.	7,240	527,941

		877,368

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	880	265,074
HomeAway, Inc.	5,000	150,550

		415,624

Media - 8.9%
DIRECTV*	13,340	844,022
Starz - Class A*	13,450	303,567
Time Warner, Inc.	7,200	448,272
Twenty-First Century Fox, Inc.	8,300	248,004
Viacom, Inc. - Class B	8,190	595,986
The Walt Disney Co.	7,050	455,783

		2,895,634

Specialty Retail - 0.8%
Dick’s Sporting Goods, Inc.	4,950	254,479

Total Consumer Discretionary		4,443,105

Consumer Staples - 12.1%
Beverages - 5.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	5,550	533,697
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	14,850	561,033
The Coca-Cola Co.	13,490	540,679

		1,635,409

Food Products - 6.0%
Danone S.A. (France)[1]	3,120	247,091
Kraft Foods Group, Inc.	4,950	280,071
Nestle S.A. (Switzerland)[1]	9,080	614,558
Tyson Foods, Inc. - Class A	15,770	435,567
Unilever plc - ADR (United Kingdom)	9,250	375,827

		1,953,114

Tobacco - 1.0%
Imperial Tobacco Group plc (United Kingdom)[1]	9,440	316,855

Total Consumer Staples		3,905,378

Energy - 14.2%
Energy Equipment & Services - 6.0%
Baker Hughes, Inc.	11,450	543,073
Cameron International Corp.*	9,690	574,617

1

Investment Portfolio - July 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	6,090	$495,300
Weatherford International Ltd. - ADR*	22,940	320,242

		1,933,232

Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	3,690	296,123
Encana Corp. (Canada)	7,890	138,233
EOG Resources, Inc.	3,050	443,745
Hess Corp.	14,920	1,110,943
Peabody Energy Corp.	19,490	322,754
Petroleo Brasileiro S.A. - ADR (Brazil)	8,240	118,162
Range Resources Corp.	2,840	224,644

		2,654,604

Total Energy		4,587,836

Financials - 2.8%
Diversified Financial Services - 2.3%
The McGraw-Hill Companies, Inc.	7,550	467,043
MSCI, Inc.	7,570	265,329

		732,372

Real Estate Investment Trusts (REITS) - 0.5%
Digital Realty Trust, Inc.	1,280	70,771
DuPont Fabros Technology, Inc.	4,060	93,014

		163,785

Total Financials		896,157

Health Care - 11.6%
Biotechnology - 1.2%
Myriad Genetics, Inc.*	12,940	383,930

Health Care Equipment & Supplies - 3.2%
Alere, Inc.*	12,060	402,804
Becton, Dickinson and Co.	3,480	360,946
Volcano Corp.*	13,590	271,392

		1,035,142

Health Care Providers & Services - 0.9%
Universal Health Services, Inc. - Class B	4,230	295,889

Health Care Technology - 1.7%
Cerner Corp.*	10,960	537,040

Life Sciences Tools & Services - 1.0%
QIAGEN N.V. - ADR (Netherlands)*	15,000	313,500

2

Investment Portfolio - July 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals - 3.6%
Johnson & Johnson	7,240	$676,940
Novo Nordisk A/S - Class B (Denmark)[1]	2,950	500,515

		1,177,455

Total Health Care		3,742,956

Industrials - 10.6%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	6,780	404,224

Airlines - 2.0%
Spirit Airlines, Inc.*	4,010	132,531
US Airways Group, Inc.*	27,110	524,579

		657,110

Electrical Equipment - 0.1%
Osram Licht AG (Germany)*[1]	461	17,969

Industrial Conglomerates - 0.8%
General Electric Co.	10,940	266,608

Machinery - 3.8%
Caterpillar, Inc.	5,180	429,474
Joy Global, Inc.	8,960	443,520
Westport Innovations, Inc. - ADR (Canada)*	4,250	139,187
Xylem, Inc.	8,530	212,653

		1,224,834

Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	3,300	209,812
Manpower, Inc.	4,050	270,823

		480,635

Trading Companies & Distributors - 1.2%
Fastenal Co.	7,740	379,337

Total Industrials		3,430,717

Information Technology - 26.1%
Communications Equipment - 7.6%
F5 Networks, Inc.*	2,220	194,827
Juniper Networks, Inc.*	35,560	770,585
Qualcomm, Inc.	13,860	894,663
Riverbed Technology, Inc.*	38,220	597,761

		2,457,836

Computers & Peripherals - 4.9%
Apple, Inc.	1,210	547,525

3

Investment Portfolio - July 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Computers & Peripherals (continued)
EMC Corp.	39,020	$1,020,373

		1,567,898

Internet Software & Services - 5.9%
eBay, Inc.*	3,480	179,881
Facebook, Inc. - Class A*	10,490	386,347
Google, Inc. - Class A*	1,110	985,236
LinkedIn Corp. - Class A*	1,740	354,594

		1,906,058

IT Services - 2.5%
Amdocs Ltd. - ADR	6,800	261,596
VeriFone Systems, Inc.*	10,640	202,905
The Western Union Co.	19,190	344,652

		809,153

Semiconductors & Semiconductor Equipment - 0.8%
Skyworks Solutions, Inc.*	11,410	274,068

Software - 4.4%
Autodesk, Inc.*	16,810	594,906
Electronic Arts, Inc.*	21,630	564,976
MICROS Systems, Inc.	5,310	258,756

		1,418,638

Total Information Technology		8,433,651

Materials - 3.7%
Chemicals - 2.0%
Monsanto Co.	4,890	483,034
Syngenta AG (Switzerland)[1]	430	170,027

		653,061

Metals & Mining - 1.7%
Alcoa, Inc.	71,070	565,007

Total Materials		1,218,068

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Telenor ASA (Norway)[1]	13,160	291,451

TOTAL COMMON STOCKS (Identified Cost $23,486,353)		30,949,319

SHORT-TERM INVESTMENT - 4.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04% (Identified Cost $1,430,384)	1,430,384	1,430,384

4

Investment Portfolio - July 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

TOTAL INVESTMENTS - 100.1% (Identified Cost $24,916,737)		$32,379,703
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(36,535)

NET ASSETS - 100%		$32,343,168

ADR - American Depository Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of July 31, 2013.

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$24,964,095
Unrealized appreciation	7,691,590
Unrealized depreciation	(275,982)

Net unrealized appreciation	$7,415,608

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,443,105	$4,283,283	$159,822	$—
Consumer Staples	3,905,378	2,193,177	1,712,201	—
Energy	4,587,836	4,587,836	—	—
Financials	896,157	896,157	—	—
Health Care	3,742,956	3,242,441	500,515	—
Industrials	3,430,717	3,202,936	227,781	—
Information Technology	8,433,651	8,433,651	—	—
Materials	1,218,068	1,048,041	170,027	—
Telecommunication Services	291,451	—	291,451	—
Mutual fund	1,430,384	1,430,384	—	—

Total assets	$32,379,703	$29,317,906	$3,061,797	$—

5

Investment Portfolio - July 31, 2013

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 95.9%
Consumer Discretionary - 13.2%
Automobiles - 1.8%
Toyota Motor Corp. (Japan)[1]	754,500	$45,911,846

Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	3,156,420	18,968,820

Hotels, Restaurants & Leisure - 2.7%
Accor S.A. (France)[1]	1,798,900	67,807,481

Internet & Catalog Retail - 0.7%
Ocado Group plc (United Kingdom)*[1]	3,532,179	16,523,090

Media - 4.2%
British Sky Broadcasting Group plc (United Kingdom)[1]	5,068,350	63,850,186
ProsiebenSat. 1 Media AG (Germany)[1]	328,000	13,430,879
Societe Television Francaise 1 (France)[1]	1,883,555	27,876,955

		105,158,020

Multiline Retail - 1.0%
Marks & Spencer Group plc (United Kingdom)[1]	3,539,930	25,885,299

Textiles, Apparel & Luxury Goods - 2.0%
Adidas AG (Germany)[1]	310,740	34,636,715
Burberry Group plc (United Kingdom)[1]	711,470	16,584,989

		51,221,704

Total Consumer Discretionary		331,476,260

Consumer Staples - 20.3%
Beverages - 5.2%
Anheuser-Busch InBev N.V. (Belgium)[1]	422,660	40,643,681
Carlsberg A/S - Class B (Denmark)[1]	277,250	27,459,014
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	1,125,793	42,532,460
SABMiller plc (United Kingdom)[1]	401,140	19,662,305

		130,297,460

Food & Staples Retailing - 6.8%
Carrefour S.A. (France)[1]	1,489,135	45,623,389
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	846,375	7,003,959
Koninklijke Ahold N.V. (Netherlands)[1]	1,819,300	29,972,750
Tesco plc (United Kingdom)[1]	15,930,660	89,051,940

		171,652,038

Food Products - 5.9%
Charoen Pokphand Foods PCL (Thailand)[1]	21,640,730	19,378,266
Danone S.A. (France)[1]	659,350	52,217,732
Nestle S.A. (Switzerland)[1]	781,800	52,914,298
Unilever plc - ADR (United Kingdom)	574,830	23,355,343

		147,865,639

1

Investment Portfolio - July 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	207,810	$19,217,097

Tobacco - 1.6%
Imperial Tobacco Group plc (United Kingdom)[1]	719,860	24,162,231
Swedish Match AB (Sweden)[1]	400,540	14,980,737

		39,142,968

Total Consumer Staples		508,175,202

Energy - 17.3%
Energy Equipment & Services - 8.2%
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	1,606,947	40,567,863
Petroleum Geo-Services ASA (Norway)[1]	1,018,800	13,692,065
Schlumberger Ltd. (United States)	1,495,930	121,663,987
Trican Well Service Ltd. (Canada)	2,059,100	30,312,133
Trican Well Service Ltd. (Canada)	31,680	465,132

		206,701,180

Oil, Gas & Consumable Fuels - 9.1%
Cameco Corp. (Canada)	2,143,250	43,550,840
Encana Corp. (Canada)	3,485,246	61,061,510
Petroleo Brasileiro S.A. - ADR (Brazil)	2,885,350	41,375,919
Talisman Energy, Inc. - ADR (Canada)	81,630	923,235
Talisman Energy, Inc. (Canada)	6,139,890	69,582,630
Whitehaven Coal Ltd. (Australia)[1]	6,003,646	10,605,016

		227,099,150

Total Energy		433,800,330

Financials - 3.5%
Commercial Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	3,371,510	38,278,525

Insurance - 1.4%
Admiral Group plc (United Kingdom)[1]	1,584,570	33,833,371

Real Estate Investment Trusts (REITS) - 0.6%
Land Securities Group plc (United Kingdom)[1]	1,080,050	15,612,907

Total Financials		87,724,803

Health Care - 9.0%
Health Care Equipment & Supplies - 3.1%
BioMerieux (France)[1]	118,870	12,157,734
GN Store Nord A/S (Denmark)[1]	641,580	13,265,272
Mindray Medical International Ltd. - ADR (China)	631,853	25,874,380
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	12,516,000	11,819,785
Sonova Holding AG (Switzerland)[1]	144,020	15,894,804

		79,011,975

2

Investment Portfolio - July 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 2.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	402,610	$25,422,577
Life Healthcare Group Holdings Ltd. (South Africa)[1]	3,602,400	13,126,826
Sonic Healthcare Ltd. (Australia)[1]	1,797,240	23,127,906

		61,677,309

Life Sciences Tools & Services - 2.3%
Lonza Group AG (Switzerland)[1]	266,178	20,487,429
QIAGEN N.V. (Netherlands)*[1]	1,765,050	36,263,883

		56,751,312

Pharmaceuticals - 1.1%
Novo Nordisk A/S - Class B (Denmark)[1]	162,379	27,550,200

Total Health Care		224,990,796

Industrials - 12.3%
Airlines - 2.8%
Ryanair Holdings plc - ADR (Ireland)	1,363,940	70,270,189

Commercial Services & Supplies - 0.5%
Aggreko plc (United Kingdom)[1]	488,860	13,252,797

Electrical Equipment - 1.9%
Nexans S.A. (France)[1]	381,090	20,285,317
Osram Licht AG (Germany)*[1]	24,631	960,100
Prysmian S.p.A. (Italy)[1]	602,620	12,251,825
Schneider Electric S.A. (France)[1]	162,474	12,942,850

		46,440,092

Industrial Conglomerates - 0.0%
Siemens AG (Germany)[1]	930	102,143

Machinery - 2.9%
FANUC Corp. (Japan)[1]	403,900	61,155,547
Westport Innovations, Inc. - ADR (Canada)*	317,090	10,384,697

		71,540,244

Marine - 1.3%
D/S Norden A/S (Denmark)[1]	209,800	7,674,470
Diana Shipping, Inc. - ADR (Greece)*	633,650	6,228,779
Mitsui OSK Lines Ltd. (Japan)*[1]	1,572,900	6,048,300
Nippon Yusen Kabushiki Kaisha (Japan)[1]	2,406,100	6,661,683
Pacific Basin Shipping Ltd. (Hong Kong)[1]	11,822,854	6,382,824

		32,996,056

Professional Services - 0.8%
Adecco S.A. (Switzerland)[1]	331,540	21,079,111

3

Investment Portfolio - July 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	245,030	$40,327,782

Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	1,549,520	12,156,296

Total Industrials		308,164,710

Information Technology - 7.0%
Internet Software & Services - 1.2%
Tencent Holdings Ltd. (China)[1]	695,000	31,461,272

IT Services - 4.2%
Amdocs Ltd. - ADR (United States)	1,839,345	70,759,602
Cap Gemini S.A. (France)[1]	367,790	20,115,888
Wirecard AG (Germany)[1]	461,219	14,225,795

		105,101,285

Semiconductors & Semiconductor Equipment - 1.6%
Tokyo Electron Ltd. (Japan)[1]	891,869	40,572,626

Total Information Technology		177,135,183

Materials - 9.3%
Chemicals - 2.9%
Johnson Matthey plc (United Kingdom)[1]	460,001	19,848,648
Syngenta AG (Switzerland)[1]	87,081	34,432,870
Umicore S.A. (Belgium)[1]	414,970	18,680,315

		72,961,833

Construction Materials - 4.3%
CRH plc (Ireland)[1]	3,155,390	66,405,585
Holcim Ltd. (Switzerland)[1]	561,970	40,653,948

		107,059,533

Metals & Mining - 2.1%
Alumina Ltd. (Australia)*[1]	27,848,130	24,238,605
Norsk Hydro ASA (Norway)[1]	6,651,300	28,274,691

		52,513,296

Total Materials		232,534,662

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 4.0%
Telenor ASA (Norway)[1]	1,999,185	44,275,357
Vivendi S.A. (France)[1]	1,988,910	42,528,351
Ziggo N.V. (Netherlands)[1]	358,990	14,288,099

Total Telecommunication Services		101,091,807

TOTAL COMMON STOCKS (Identified Cost $2,195,370,294)		2,405,093,753

4

Investment Portfolio - July 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04% (Identified Cost $ 84,199,597)	84,199,597	$84,199,597

TOTAL INVESTMENTS - 99.3% (Identified Cost $ 2,279,569,891)		2,489,293,350
OTHER ASSETS, LESS LIABILITIES - 0.7%		17,189,064

NET ASSETS - 100%		$2,506,482,414

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 16.0%; France 14.1%.

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,281,758,615
Unrealized appreciation	292,680,625
Unrealized depreciation	(85,145,890)

Net unrealized appreciation	$207,534,735

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - July 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$331,476,260	$18,968,820	$312,507,440	$—
Consumer Staples	508,175,202	65,887,803	442,287,399	—
Energy	433,800,330	368,935,386	64,864,944	—
Financials	87,724,803	—	87,724,803	—
Health Care	224,990,796	25,874,380	199,116,416	—
Industrials	308,164,710	86,883,665	221,281,045	—
Information Technology	177,135,183	70,759,602	106,375,581	—
Materials	232,534,662	—	232,534,662	—
Telecommunication Services	101,091,807	—	101,091,807	—
Mutual fund	84,199,597	84,199,597	—	—

Total assets	$2,489,293,350	$721,509,253	$1,767,784,097	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 34.3%
Consumer Discretionary - 4.3%
Auto Components - 0.1%
BorgWarner, Inc.	560	$53,441
F.C.C. Co. Ltd. (Japan)[1]	3,600	83,796
Hankook Tire Co. Ltd. (South Korea)[1]	3,329	178,074
Magna International, Inc. (Canada)	6,034	461,360
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	3,800	95,648
Nissin Kogyo Co. Ltd. (Japan)[1]	5,100	95,572

		967,891

Automobiles - 0.0%**
Tesla Motors, Inc.*	3,310	444,467
Toyota Motor Corp. (Japan)[1]	2,000	121,701

		566,168

Distributors - 0.0%**
Genuine Parts Co.	4,740	388,633
Inchcape plc (United Kingdom)[1]	12,700	110,186

		498,819

Diversified Consumer Services - 0.0%**
Anhanguera Educacional Participacoes S.A. (Brazil)	23,160	139,182

Hotels, Restaurants & Leisure - 1.0%
Accor S.A. (France)[1]	121,530	4,580,935
Arcos Dorados Holdings, Inc. (Argentina)	4,080	49,205
BJ’s Restaurants, Inc.*	3,730	132,937
Hyatt Hotels Corp. - Class A*	25,450	1,151,613
InterContinental Hotels Group plc (United Kingdom)[1]	61,834	1,794,294
McDonald’s Corp.	32,861	3,223,007
Orient-Express Hotels Ltd. - ADR - Class A*	69,250	866,317
Yum! Brands, Inc.	35,110	2,560,221

		14,358,529

Household Durables - 0.2%
DR Horton, Inc.	44,610	896,661
Lennar Corp. - Class A	19,750	668,933
LG Electronics, Inc. (South Korea)[1]	1,600	103,788
NVR, Inc.*	690	638,664
Rodobens Negocios Imobiliarios S.A. (Brazil)	13,340	88,062
Toll Brothers, Inc.*	28,300	930,221

		3,326,329

Internet & Catalog Retail - 0.1%
HomeAway, Inc.*	14,760	444,424
Ocado Group plc (United Kingdom)*[1]	76,380	357,296

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Shutterfly, Inc.*	8,670	$464,625

		1,266,345

Leisure Equipment & Products - 0.0%**
Mattel, Inc.	10,832	455,269
Nikon Corp. (Japan)[1]	2,700	56,360

		511,629

Media - 2.4%
British Sky Broadcasting Group plc (United Kingdom)[1]	13,700	172,590
DIRECTV*	116,380	7,363,363
Imax Corp. (Canada)*	6,520	164,174
Mediaset Espana Comunicacion S.A. (Spain)*[1]	36,260	377,663
Omnicom Group, Inc.	7,419	476,819
Pearson plc - ADR (United Kingdom)	24,838	509,676
ProsiebenSat. 1 Media AG (Germany)[1]	830	33,987
Reed Elsevier plc - ADR (United Kingdom)	978	50,680
Societe Television Francaise 1 (France)[1]	12,700	187,962
Starz - Class A*	143,570	3,240,375
Thomson Reuters Corp. (Canada)	27,521	936,540
Time Warner, Inc.	101,050	6,291,373
Twenty-First Century Fox, Inc.	111,940	3,344,767
Valassis Communications, Inc.	6,210	177,792
Viacom, Inc. - Class B	93,030	6,769,793
The Walt Disney Co.	102,730	6,641,495
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	45,750	267,800

		37,006,849

Multiline Retail - 0.1%
Marks & Spencer Group plc (United Kingdom)[1]	12,260	89,650
Target Corp.	16,672	1,187,880

		1,277,530

Specialty Retail - 0.4%
Aeropostale, Inc.*	5,060	76,558
American Eagle Outfitters, Inc.	4,670	91,719
Belle International Holdings Ltd. (Hong Kong)[1]	79,000	113,915
Chico’s FAS, Inc.	4,200	71,946
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	74,000	36,505
Dick’s Sporting Goods, Inc.	4,000	205,640
Group 1 Automotive, Inc.	1,060	77,157
Groupe Fnac S.A. (France)*[1]	69	1,560

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Hennes & Mauritz AB - Class B (Sweden)[1]	3,130	$116,973
The Home Depot, Inc.	47,027	3,716,544
Komeri Co. Ltd. (Japan)[1]	1,110	27,326
L Brands, Inc.	8,794	490,441
Penske Automotive Group, Inc.	2,100	78,078
Rent-A-Center, Inc.	2,480	99,175
Sonic Automotive, Inc. - Class A	4,230	93,652

		5,297,189

Textiles, Apparel & Luxury Goods - 0.0%**
Adidas AG (Germany)[1]	1,140	127,070
Burberry Group plc (United Kingdom)[1]	6,930	161,544
Daphne International Holdings Ltd. (China)[1]	118,000	84,074
Hugo Boss AG (Germany)[1]	770	89,401
Kering (France)[1]	555	127,281

		589,370

Total Consumer Discretionary		65,805,830

Consumer Staples - 4.5%
Beverages - 1.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	50,480	4,854,240
C&C Group plc (Ireland)*[1]	33,580	187,228
Carlsberg A/S - Class B (Denmark)[1]	1,650	163,417
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,650	99,243
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	5,580	210,812
The Coca-Cola Co.	141,825	5,684,346
Diageo plc (United Kingdom)[1]	8,530	267,322
Diageo plc - ADR (United Kingdom)	11,599	1,453,703
PepsiCo, Inc.	51,375	4,291,867
SABMiller plc (United Kingdom)[1]	980	48,036
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	30,000	229,080

		17,489,294

Food & Staples Retailing - 0.6%
Carrefour S.A. (France)[1]	7,454	228,372
Casino Guichard-Perrachon S.A. (France)[1]	820	84,441
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	19,840	164,181
The Fresh Market, Inc.*	770	40,641
Koninklijke Ahold N.V. (Netherlands)[1]	4,910	80,892
Sysco Corp.	19,304	666,181
Tesco plc (United Kingdom)[1]	88,100	492,476
Walgreen Co.	21,275	1,069,069
Wal-Mart Stores, Inc.	85,318	6,649,685

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	1,920	$106,714

		9,582,652

Food Products - 1.5%
Annie’s, Inc.*	620	25,612
Archer-Daniels-Midland Co.	17,044	621,595
Barry Callebaut AG (Switzerland)[1]	130	125,963
Charoen Pokphand Foods PCL (Thailand)[1]	103,510	92,688
ConAgra Foods, Inc.	10,690	387,085
Danone S.A. (France)[1]	4,090	323,911
General Mills, Inc.	20,170	1,048,840
Glanbia plc (Ireland)[1]	3,700	48,485
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	55,850	187,934
The J.M. Smucker Co.	3,563	400,909
Kellogg Co.	11,210	742,550
Kraft Foods Group, Inc.	32,523	1,840,151
M Dias Branco S.A. (Brazil)	2,020	81,505
Mondelez International, Inc. - Class A	97,570	3,051,014
Nestle S.A. (Switzerland)[1]	104,440	7,068,776
Unilever plc - ADR (United Kingdom)	171,489	6,967,598

		23,014,616

Household Products - 0.6%
Colgate-Palmolive Co.	25,056	1,500,103
Kimberly-Clark Corp.	12,135	1,198,938
The Procter & Gamble Co.	71,282	5,723,945

		8,422,986

Personal Products - 0.0%**
Beiersdorf AG (Germany)[1]	570	52,710
Kao Corp. (Japan)[1]	4,200	134,493

		187,203

Tobacco - 0.7%
Gudang Garam Tbk PT (Indonesia)[1]	15,750	64,805
Imperial Tobacco Group plc (United Kingdom)[1]	108,810	3,652,227
Lorillard, Inc.	12,666	538,685
Philip Morris International, Inc.	55,955	4,990,067
Reynolds American, Inc.	9,666	477,790
Swedish Match AB (Sweden)[1]	5,350	200,097

		9,923,671

Total Consumer Staples		68,620,422

Energy - 4.8%
Energy Equipment & Services - 1.2%
Anton Oilfield Services Group (China)[1]	34,000	21,145

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Baker Hughes, Inc.	95,775	$4,542,608
Bourbon S.A. (France)[1]	880	23,896
Calfrac Well Services Ltd. (Canada)	7,210	239,023
Cameron International Corp.*	40,870	2,423,591
CARBO Ceramics, Inc.	390	34,266
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	2,480	62,608
Core Laboratories N.V. - ADR	320	47,872
Fugro N.V. (Netherlands)[1]	820	50,014
Gulfmark Offshore, Inc. - Class A	1,090	53,683
ION Geophysical Corp.*	6,750	41,513
Key Energy Services, Inc.*	4,880	30,939
National Oilwell Varco, Inc.	500	35,085
Petroleum Geo-Services ASA (Norway)[1]	5,620	75,529
Prosafe SE (Norway)[1]	4,750	47,612
Schlumberger Ltd.	67,190	5,464,563
SPT Energy Group, Inc. (China)[1]	48,000	28,493
Trican Well Service Ltd. (Canada)	13,950	205,359
Weatherford International Ltd. - ADR*	300,404	4,193,640

		17,621,439

Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.	15,960	1,280,790
Cameco Corp. (Canada)	5,830	118,466
Chevron Corp.	55,767	7,020,508
Cloud Peak Energy, Inc.*	18,550	297,357
ConocoPhillips	41,293	2,678,264
Encana Corp. (Canada)	12,020	210,590
EOG Resources, Inc.	13,410	1,951,021
Exxon Mobil Corp.	77,029	7,221,469
Hess Corp.	233,230	17,366,306
Marathon Oil Corp.	16,672	606,194
Occidental Petroleum Corp.	18,870	1,680,373
Pacific Rubiales Energy Corp. (Colombia)	4,920	95,660
Paladin Energy Ltd. (Australia)*[2]	56,570	50,671
Paladin Energy Ltd. (Australia)*[1]	168,560	151,406
Peabody Energy Corp.	147,360	2,440,282
Range Resources Corp.	33,640	2,660,924
Royal Dutch Shell plc - ADR (Netherlands)	75,547	5,163,637
Royal Dutch Shell plc - Class B (Netherlands)[1]	1,976	69,892
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,940	137,488
Statoil ASA (Norway)[1]	4,160	90,300
Statoil ASA - ADR (Norway)	88,961	1,920,668
Talisman Energy, Inc. (Canada)	13,290	150,614

	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Total S.A. - ADR (France)	41,939	$2,224,864
Whitehaven Coal Ltd. (Australia)[1]	17,000	30,029

		55,617,773

Total Energy		73,239,212

Financials - 5.1%
Capital Markets - 0.0%**
Daiwa Securities Group, Inc. (Japan)[1]	20,000	169,664

Commercial Banks - 0.1%
Cathay General Bancorp	7,000	166,320
Hong Leong Financial Group Berhad (Malaysia)[1]	33,030	142,263
HSBC Holdings plc (United Kingdom)[1]	6,370	72,322
ICICI Bank Ltd. - ADR (India)	3,630	118,991
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	43,000	197,760

		697,656

Consumer Finance - 0.0%**
DFC Global Corp.*	12,680	196,413

Diversified Financial Services - 0.4%
JSE Ltd. (South Africa)[1]	45,270	369,897
MarketAxess Holdings, Inc.	3,160	163,372
McGraw-Hill Financial, Inc.	95,442	5,904,042

		6,437,311

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	4,300	91,813
Allianz SE (Germany)[1]	2,690	419,188
AXA S.A. (France)[1]	920	20,278
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	47,470	460,062
Mapfre S.A. (Spain)[1]	102,890	376,629
Marsh & McLennan Companies, Inc.	17,404	728,705
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	905	179,709
Zurich Insurance Group AG (Switzerland)[1]	610	164,315

		2,440,699

Real Estate Investment Trusts (REITS) - 4.4%
Agree Realty Corp.	52,460	1,582,194
Alexandria Real Estate Equities, Inc.	35,290	2,417,365
Alstria Office REIT AG (Germany)[1]	14,860	173,968
American Assets Trust, Inc.	7,600	246,240
American Campus Communities, Inc.	29,760	1,143,082
AmREIT, Inc. - Class B	16,290	297,944
Apartment Investment & Management Co. - Class A	42,700	1,254,526

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Associated Estates Realty Corp.	75,440	$1,152,723
AvalonBay Communities, Inc.	8,060	1,090,841
BioMed Realty Trust, Inc.	169,110	3,493,813
Boston Properties, Inc.	20,140	2,153,973
Camden Property Trust	15,980	1,127,229
CBL & Associates Properties, Inc.	23,580	536,917
Cedar Realty Trust, Inc.	257,130	1,424,500
Coresite Realty Corp.	54,190	1,840,292
Corporate Office Properties Trust	105,010	2,675,655
CubeSmart	66,280	1,073,736
Digital Realty Trust, Inc.	41,580	2,298,958
DuPont Fabros Technology, Inc.	107,170	2,455,265
Education Realty Trust, Inc.	57,860	545,620
Equity Lifestyle Properties, Inc.	24,800	954,552
Equity One, Inc.	33,850	783,289
Equity Residential	20,970	1,174,320
Extra Space Storage, Inc.	13,850	582,393
General Growth Properties, Inc.	141,540	2,935,540
Glimcher Realty Trust	35,280	396,547
Hammerson plc (United Kingdom)[1]	75,230	606,584
HCP, Inc.	32,200	1,412,614
Health Care REIT, Inc.	45,140	2,911,079
Healthcare Realty Trust, Inc.	16,320	419,587
Healthcare Trust of America, Inc.*	98,190	1,075,181
Home Properties, Inc.	15,180	968,636
Host Hotels & Resorts, Inc.	127,417	2,275,668
Kimco Realty Corp.	96,870	2,184,419
Land Securities Group plc (United Kingdom)[1]	2,860	41,343
The Macerich Co.	11,040	685,032
Mack-Cali Realty Corp.	53,800	1,294,428
Mid-America Apartment Communities, Inc.	17,660	1,192,933
National Retail Properties, Inc.	40,170	1,405,548
Pebblebrook Hotel Trust	82,270	2,192,495
Public Storage	6,480	1,031,746
Realty Income Corp.	18,500	803,085
Simon Property Group, Inc.	25,850	4,137,551
Sovran Self Storage, Inc.	32,680	2,258,188
Taubman Centers, Inc.	8,260	604,797
Trade Street Residential, Inc.	15,760	122,140
UDR, Inc.	80,320	2,011,213
Unibail-Rodamco SE (France)[1]	3,500	850,385
Ventas, Inc.	3,950	259,673
Vornado Realty Trust	1,270	107,709

		66,663,516

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development - 0.0%**
General Shopping Brasil S.A. (Brazil)*	118,230	$422,889

Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	2,795	77,240

Total Financials		77,105,388

Health Care - 4.8%
Biotechnology - 0.3%
Green Cross Corp. (South Korea)[1]	4,903	571,732
Incyte Corp. Ltd.*	10,720	250,955
Myriad Genetics, Inc.*	114,310	3,391,578
Seattle Genetics, Inc.*	10,420	422,218

		4,636,483

Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	14,813	1,081,942
Becton, Dickinson and Co.	42,228	4,379,888
BioMerieux (France)[1]	3,770	385,586
Carl Zeiss Meditec AG (Germany)[1]	4,190	141,987
GN Store Nord A/S (Denmark)[1]	12,680	262,171
HeartWare International, Inc.*	4,230	390,937
Hologic, Inc.*	18,540	420,858
Insulet Corp.*	18,720	596,981
Medtronic, Inc.	25,765	1,423,259
Mindray Medical International Ltd. - ADR (China)	10,550	432,023
Neogen Corp.*	3,100	175,088
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	537,800	507,884
Sirona Dental Systems, Inc.*	6,040	426,424
Sonova Holding AG (Switzerland)[1]	1,890	208,590
Straumann Holding AG (Switzerland)[1]	1,735	261,012
Teleflex, Inc.	2,300	182,689
Thoratec Corp.*	7,300	239,367
Volcano Corp.*	21,450	428,357

		11,945,043

Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	8,614	431,475
Diagnosticos da America S.A. (Brazil)	48,330	256,972
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,070	67,564
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	4,800	151,008
Life Healthcare Group Holdings Ltd. (South Africa)[1]	8,230	29,989
Odontoprev S.A. (Brazil)	15,650	64,484
Qualicorp S.A. (Brazil)*	36,020	261,938
Sonic Healthcare Ltd. (Australia)[1]	5,330	68,589

		1,332,019

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 0.4%
Cerner Corp.*	117,640	$5,764,360
Greenway Medical Technologies, Inc.*	32,310	373,827

		6,138,187

Life Sciences Tools & Services - 0.2%
Gerresheimer AG (Germany)[1]	1,320	76,879
Lonza Group AG (Switzerland)[1]	5,720	440,262
QIAGEN N.V. (Netherlands)*[1]	3,130	64,307
QIAGEN N.V. - ADR (Netherlands)*	109,840	2,295,656

		2,877,104

Pharmaceuticals - 3.0%
AbbVie, Inc.	43,679	1,986,521
AstraZeneca plc (United Kingdom)[1]	465	23,588
AstraZeneca plc - ADR (United Kingdom)	46,427	2,354,777
Bayer AG (Germany)[1]	3,230	375,440
Bristol-Myers Squibb Co.	52,258	2,259,636
Eli Lilly & Co.	36,476	1,937,240
GlaxoSmithKline plc (United Kingdom)[1]	4,135	105,789
GlaxoSmithKline plc - ADR (United Kingdom)	82,047	4,181,115
Johnson & Johnson	140,510	13,137,685
Merck & Co., Inc.	86,298	4,156,975
Novartis AG - ADR (Switzerland)	67,809	4,855,802
Pfizer, Inc.	231,486	6,766,336
Sanofi - ADR (France)	67,912	3,496,110
Shire plc (Ireland)[1]	4,305	157,054
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	18,281	725,756
UCB S.A. (Belgium)[1]	4,330	249,325

		46,769,149

Total Health Care		73,697,985

Industrials - 2.9%
Aerospace & Defense - 0.6%
The Boeing Co.	18,683	1,963,583
General Dynamics Corp.	9,409	802,964
Honeywell International, Inc.	21,585	1,791,123
Lockheed Martin Corp.	5,692	683,723
Northrop Grumman Corp.	7,612	700,761
Raytheon Co.	9,384	674,147
United Technologies Corp.	25,031	2,642,523

		9,258,824

Airlines - 0.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	51,630	183,287
Ryanair Holdings plc - ADR (Ireland)	4,630	238,538

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Spirit Airlines, Inc.*	10,680	$352,974
US Airways Group, Inc.*	20,290	392,611

		1,167,410

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	4,030	109,252
Interface, Inc.	1,820	34,562
Tomra Systems ASA (Norway)[1]	19,690	180,434
Waste Management, Inc.	15,242	640,621

		964,869

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	74,749	1,647,468
Alstom S.A. (France)[1]	6,280	212,505
Emerson Electric Co.	23,808	1,461,097
Nexans S.A. (France)[1]	630	33,535
Osram Licht AG (Germany)*[1]	660	25,726
Polypore International, Inc.*	7,190	301,908
Prysmian S.p.A. (Italy)[1]	5,290	107,551
Schneider Electric S.A. (France)[1]	1,560	124,271

		3,914,061

Industrial Conglomerates - 0.5%
3M Co.	23,103	2,712,985
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	32,085	1,019,982
Siemens AG (Germany)[1]	6,600	724,888
Siemens AG - ADR (Germany)	24,816	2,741,175

		7,199,030

Machinery - 1.0%
Andritz AG (Austria)[1]	2,870	155,110
Briggs & Stratton Corp.	4,730	95,783
Caterpillar, Inc.	65,974	5,469,904
Deere & Co.	8,714	723,872
FANUC Corp. (Japan)[1]	2,990	452,724
Illinois Tool Works, Inc.	14,946	1,076,710
Joy Global, Inc.	43,040	2,130,480
Kennametal, Inc.	2,410	104,449
KUKA AG (Germany)[1]	1,200	52,969
Pall Corp.	57,790	4,042,988
Stanley Black & Decker, Inc.	4,236	358,450
Titan International, Inc.	2,850	49,134
Westport Innovations, Inc. - ADR (Canada)*	9,770	319,967
Xylem, Inc.	3,130	78,031

		15,110,571

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine - 0.0%**
Baltic Trading Ltd.	4,170	$15,679
D/S Norden A/S (Denmark)[1]	2,350	85,963
Diana Shipping, Inc. - ADR (Greece)*	1,980	19,463
Mitsui OSK Lines Ltd. (Japan)[1]	4,000	15,381
Nippon Yusen Kabushiki Kaisha (Japan)[1]	7,000	19,381
Pacific Basin Shipping Ltd. (Hong Kong)[1]	36,000	19,435
Precious Shipping PCL (Thailand)[1]	84,100	44,411
Sinotrans Shipping Ltd. (China)[1]	376,750	90,274

		309,987

Professional Services - 0.2%
Adecco S.A. (Switzerland)[1]	38,830	2,468,788
ALS Ltd. (Australia)[1]	7,650	58,306
ALS Ltd. (Australia) - Rights*[1]	695	431
Experian plc (United Kingdom)[1]	7,820	146,634

		2,674,159

Road & Rail - 0.1%
CSX Corp.	23,323	578,644
Norfolk Southern Corp.	8,140	595,522

		1,174,166

Trading Companies & Distributors - 0.0%**
Brenntag AG (Germany)[1]	1,450	238,645
Fastenal Co.	1,360	66,654
MSC Industrial Direct Co., Inc. - Class A	440	35,618

		340,917

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	97,190	762,475
Koninklijke Vopak N.V. (Netherlands)[1]	1,680	96,775
Malaysia Airports Holdings Berhad (Malaysia)[1]	143,820	298,812

		1,158,062

Total Industrials		43,272,056

Information Technology - 6.1%
Communications Equipment - 1.6%
Alcatel-Lucent - ADR (France)*	96,420	244,907
Cisco Systems, Inc.	94,539	2,415,471
F5 Networks, Inc.*	3,610	316,814
Infinera Corp.*	46,790	510,479
Juniper Networks, Inc.*	436,050	9,449,203
Polycom, Inc.*	18,440	176,286
Qualcomm, Inc.	153,250	9,892,287
Riverbed Technology, Inc.*	24,870	388,967

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	109,090	$1,279,626

		24,674,040

Computers & Peripherals - 1.8%
Apple, Inc.	27,071	12,249,628
EMC Corp.	497,540	13,010,671
Fusion-io, Inc.*	2,170	31,291
Hewlett-Packard Co.	47,406	1,217,386
Stratasys Ltd.*	250	22,163

		26,531,139

Electronic Equipment, Instruments & Components - 0.1%
Hitachi Ltd. (Japan)[1]	72,950	488,704
Keyence Corp. (Japan)[1]	490	159,769
Rofin-Sinar Technologies, Inc.*	11,220	259,294
TE Connectivity Ltd. - ADR (Switzerland)	10,971	559,960

		1,467,727

Internet Software & Services - 0.4%
eBay, Inc.*	5,150	266,203
Google, Inc. - Class A*	5,285	4,690,966
LinkedIn Corp. - Class A*	2,450	499,285
LogMeIn, Inc.*	14,810	440,153
SciQuest, Inc.*	10,870	268,054
Tencent Holdings Ltd. (China)[1]	10,690	483,915

		6,648,576

IT Services - 0.4%
Accenture plc - Class A	15,805	1,166,567
Amdocs Ltd. - ADR	12,850	494,339
Automatic Data Processing, Inc.	15,325	1,104,779
Cap Gemini S.A. (France)[1]	6,930	379,029
InterXion Holding N.V. - ADR (Netherlands)*	16,870	424,618
VeriFone Systems, Inc.*	130,890	2,496,072
Wirecard AG (Germany)[1]	8,340	257,238

		6,322,642

Office Electronics - 0.1%
Canon, Inc. (Japan)[1]	2,100	64,773
Canon, Inc. - ADR (Japan)	36,019	1,110,826

		1,175,599

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	7,820	385,995
Applied Materials, Inc.	31,924	520,681
Intel Corp.	161,708	3,767,796

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Co. Ltd. (South Korea)[1]	190	$216,508
Skyworks Solutions, Inc.*	12,530	300,971
Texas Instruments, Inc.	25,676	1,006,499
Tokyo Electron Ltd. (Japan)[1]	2,930	133,291

		6,331,741

Software - 1.3%
Aspen Technology, Inc.*	780	25,381
Autodesk, Inc.*	66,150	2,341,049
Aveva Group plc (United Kingdom)[1]	2,165	79,197
Electronic Arts, Inc.*	379,410	9,910,189
Fortinet, Inc.*	15,300	325,125
MICROS Systems, Inc.*	6,130	298,715
Microsoft Corp.	198,187	6,308,292
RealPage, Inc.*	16,280	328,205
SAP AG (Germany)[1]	4,690	343,644
Temenos Group AG (Switzerland)[1]	6,880	180,171

		20,139,968

Total Information Technology		93,291,432

Materials - 1.2%
Chemicals - 0.6%
BASF SE (Germany)[1]	2,030	179,916
E.I. du Pont de Nemours & Co.	30,866	1,780,660
Johnson Matthey plc (United Kingdom)[1]	1,740	75,079
Linde AG (Germany)[1]	1,840	354,445
Monsanto Co.	44,640	4,409,539
Syngenta AG (Switzerland)[1]	6,010	2,376,426
Tronox Ltd. - Class A	4,720	102,471
Umicore S.A. (Belgium)[1]	770	34,662
Yingde Gases Group Co., Ltd. (China)[1]	72,000	65,490

		9,378,688

Construction Materials - 0.0%**
CRH plc (Ireland)[1]	8,500	178,884
Holcim Ltd. (Switzerland)[1]	920	66,554

		245,438

Metals & Mining - 0.5%
Alcoa, Inc.	845,620	6,722,679
Alumina Ltd. (Australia)*[1]	61,280	53,337
Impala Platinum Holdings Ltd. (South Africa)[1]	9,090	89,284
Newmont Mining Corp.	9,046	271,380
Noranda Aluminum Holding Corp.	20,380	63,382
Norsk Hydro ASA (Norway)[1]	18,140	77,113

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining (continued)
Teck Resources Ltd. - Class B (Canada)	12,874	$301,638

		7,578,813

Paper & Forest Products - 0.1%
International Paper Co.	10,722	517,980

Total Materials.		17,720,919

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Telefonica S.A. - ADR (Spain)*	14,480	205,471
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	9,203	419,749
Telenor ASA (Norway)[1]	154,490	3,421,444
Telenor ASA - ADR (Norway)[3]	3,420	227,259
Vivendi S.A. (France)[1]	4,770	101,996
Ziggo N.V. (Netherlands)[1]	890	35,423

		4,411,342

Wireless Telecommunication Services - 0.1%
America Movil SAB de C.V. - Class L - ADR (Mexico)	4,340	91,053
Mobile Telesystems OJSC - ADR (Russia)	24,191	471,483
MTN Group Ltd. (South Africa)[1]	3,260	61,032
NTT DOCOMO, Inc. - ADR (Japan)	101,742	1,553,600

		2,177,168

Total Telecommunication Services		6,588,510

Utilities - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	98,060	2,999,655

Independent Power Producers & Energy Traders - 0.0%**
Dynegy, Inc.*	8,960	186,726

Water Utilities - 0.0%**
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	20,148	207,524

Total Utilities		3,393,905

TOTAL COMMON STOCKS (Identified Cost $439,638,822)		522,735,659

PREFERRED STOCKS - 0.4%
Financials - 0.4%
Commercial Banks - 0.2%
BB&T Corp., Series D (non-cumulative), 5.85%	34,225	843,646
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	52,625	1,244,055

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[5]	VALUE

PREFERRED STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	45,425	$1,223,749

		3,311,450

Diversified Financial Services - 0.1%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	20,200	463,792

Real Estate Investment Trusts (REITS) - 0.1%
Boston Properties, Inc., Series F, 5.25%.	42,550	1,036,093
National Retail Properties, Inc., 5.70%	10,000	222,100
Public Storage, Series Q, 6.50%	18,560	469,568

		1,727,761

TOTAL PREFERRED STOCKS (Identified Cost $5,600,833)		5,503,003

CORPORATE BONDS - 31.2%

Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP6, 3.75%, 1/15/2030 (Identified Cost $476,625)	410,000	499,944

Non-Convertible Corporate Bonds - 31.1%
Consumer Discretionary - 3.9%
Auto Components - 0.0%**
Gestamp Funding Luxembourg S.A. (Spain)[6], 5.625%, 5/31/2020	640,000	620,800

Hotels, Restaurants & Leisure - 0.5%
International Game Technology, 7.50%, 6/15/2019	6,375,000	7,356,865

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[6], 6.125%, 7/1/2022	575,000	587,937
Lennar Corp., 6.95%, 6/1/2018	575,000	632,500
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,400,000	1,496,356
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,037,007
Tupperware Brands Corp., 4.75%, 6/1/2021	4,105,000	4,185,154
Weekley Homes LLC - Weekley Finance Corp.[6], 6.00%, 2/1/2023	490,000	490,000

		8,428,954

Media - 2.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[6], 5.25%, 3/15/2021	790,000	758,400
Comcast Corp., 5.15%, 3/1/2020	6,500,000	7,413,822

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,140,000	$6,614,573
Discovery Communications LLC, 5.05%, 6/1/2020	5,680,000	6,252,169
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[6], 5.00%, 8/1/2018	550,000	557,563
Nara Cable Funding Ltd. (Spain)[6], 8.875%, 12/1/2018	720,000	756,000
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	440,000	496,100
Sirius XM Radio, Inc.[6], 4.25%, 5/15/2020	915,000	850,950
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	885,000	891,637
Time Warner, Inc., 3.15%, 7/15/2015	95,000	99,169
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,516,139
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,659,089
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 5.50%, 1/15/2023	895,000	870,387
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021 .	830,000	845,670
The Walt Disney Co., 2.75%, 8/16/2021	400,000	393,096

		35,974,764

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,200,000	1,159,636
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,175,000	1,091,174
Target Corp., 3.875%, 7/15/2020	535,000	574,793

		2,825,603

Specialty Retail - 0.2%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,115,000	1,096,276
Dufry Finance SCA (Switzerland)[6], 5.50%, 10/15/2020	470,000	481,822
The Home Depot, Inc., 5.40%, 3/1/2016	905,000	1,007,196
Rent-A-Center, Inc., 6.625%, 11/15/2020.	550,000	588,500

		3,173,794

Textiles, Apparel & Luxury Goods - 0.1%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	330,000	340,725
SIWF Merger Sub, Inc. - Springs Industries, Inc.[6], 6.25%, 6/1/2021	555,000	555,000

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	485,000	$560,521

		1,456,246

Total Consumer Discretionary		59,837,026

Consumer Staples - 0.8%
Beverages - 0.0%**
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	124,872
PepsiCo, Inc., 7.90%, 11/1/2018	493,000	632,964

		757,836

Food Products - 0.7%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	614,000	660,050
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[6], 9.875%, 2/1/2020	545,000	596,094
General Mills, Inc., 5.65%, 2/15/2019	375,000	434,136
KeHE Distributors LLC - KeHE Finance Corp.[6], 7.625%, 8/15/2021	560,000	569,100
Kraft Foods Group, Inc., 5.375%, 2/10/2020	2,966,000	3,362,480
Land O’ Lakes, Inc.[6], 6.00%, 11/15/2022	465,000	480,694
Mondelez International, Inc., 6.125%, 2/1/2018	85,000	98,944
Mondelez International, Inc., 5.375%, 2/10/2020	2,699,000	3,042,823
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	680,000	726,750
Tyson Foods, Inc., 4.50%, 6/15/2022	455,000	468,314

		10,439,385

Household Products - 0.1%
Harbinger Group, Inc.[6], 7.875%, 7/15/2019	815,000	843,525

Tobacco - 0.0%**
Vector Group Ltd., 7.75%, 2/15/2021	775,000	809,875

Total Consumer Staples		12,850,621

Energy - 1.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc., 7.50%, 11/15/2018	635,000	800,313
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	970,000	979,700
ION Geophysical Corp.[6], 8.125%, 5/15/2018	385,000	371,525
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	810,000	866,408
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	485,000	516,525

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Sidewinder Drilling, Inc.[6], 9.75%, 11/15/2019	485,000	$477,725
Weatherford International Ltd., 9.625%, 3/1/2019	6,000,000	7,697,808

		11,710,004

Oil, Gas & Consumable Fuels - 0.8%
Buckeye Partners LP, 4.15%, 7/1/2023	1,145,000	1,114,655
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,060,000	1,070,600
EOG Resources, Inc., 2.625%, 3/15/2023	945,000	882,162
EPL Oil & Gas, Inc., 8.25%, 2/15/2018	820,000	865,100
Gulfport Energy Corp.[6], 7.75%, 11/1/2020	730,000	762,850
LBC Tank Terminals Holding Netherlands B.V. (Belgium)[6], 6.875%, 5/15/2023	550,000	565,125
Lukoil International Finance B.V. (Russia)[6], 3.416%, 4/24/2018	640,000	630,528
Northern Tier Energy LLC - Northern Tier Finance Corp.[6], 7.125%, 11/15/2020	885,000	887,213
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	810,000	830,250
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	590,000	587,543
Petroleos Mexicanos (Mexico)[6], 3.50%, 7/18/2018	1,650,000	1,678,875
Sabine Pass Liquefaction LLC[6], 5.625%, 2/1/2021	1,025,000	1,010,906
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	1,000,000	1,111,839

		11,997,646

Total Energy		23,707,650

Financials - 18.0%
Capital Markets - 5.5%
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	1,080,000	1,107,000
The Charles Schwab Corp., 4.45%, 7/22/2020	5,925,000	6,463,902
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	6,145,000	6,401,916
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	376,985
Goldman Sachs Capital II7, 4.00%, 6/1/2043	1,500,000	1,183,125
Goldman Sachs Group, Inc., 3.625%, 2/7/2016	5,400,000	5,665,388
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	6,270,000	6,194,898

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	$2,404,442
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		8,165,000	8,983,721
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021		95,000	102,481
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020		790,000	797,900
Jefferies Group LLC, 5.125%, 4/13/2018		820,000	870,692
Jefferies Group LLC, 8.50%, 7/15/2019		3,005,000	3,693,205
Jefferies Group LLC, 6.875%, 4/15/2021		4,500,000	5,046,300
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018		7,420,000	8,708,438
Morgan Stanley, 3.80%, 4/29/2016		5,405,000	5,673,380
Morgan Stanley, 2.125%, 4/25/2018		6,815,000	6,597,649
Morgan Stanley, 7.30%, 5/13/2019		2,955,000	3,502,916
Morgan Stanley, 5.50%, 1/26/2020		2,650,000	2,913,861
Morgan Stanley, 5.75%, 1/25/2021		5,955,000	6,625,033

			83,313,232

Commercial Banks - 4.0%
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	EUR	100,000	134,195
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016		2,965,000	3,094,867
Bank of Montreal (Canada)[6], 1.95%, 1/30/2017		5,000,000	5,118,500
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015		1,080,000	1,101,492
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015		1,180,000	1,222,007
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	380,000	634,418
BBVA Bancomer S.A. (Mexico)[6], 6.75%, 9/30/2022		1,460,000	1,551,250
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		1,365,000	1,409,017
Canadian Imperial Bank of Commerce (Canada)[6], 2.75%, 1/27/2016		1,450,000	1,518,150
Commonwealth Bank of Australia (Australia)[6], 0.75%, 1/15/2016		1,270,000	1,263,523
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	288,942
HSBC Bank plc (United Kingdom)[6], 1.50%, 5/15/2018		1,415,000	1,372,101
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		1,400,000	1,387,928
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021		1,245,000	1,261,920
Lloyds TSB Bank plc (United Kingdom)[6], 6.50%, 9/14/2020		1,250,000	1,355,437

	PRINCIPAL AMOUNT[5]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		315,000	$369,116
National Australia Bank, Ltd. (Australia)[6], 1.25%, 3/8/2018		2,500,000	2,419,035
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016		4,880,000	5,038,610
National City Corp., 6.875%, 5/15/2019		6,630,000	7,943,781
PNC Bank National Association, 5.25%, 1/15/2017		195,000	217,318
Provident Funding Associates LP - PFG Finance Corp.[6], 6.75%, 6/15/2021		555,000	561,937
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	225,000	223,749
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	355,000	354,039
Royal Bank of Canada (Canada), 1.20%, 9/19/2017		1,855,000	1,821,768
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	348,097
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	233,779
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016		5,555,000	5,644,991
U.S. Bank National Association, 6.30%, 2/4/2014		100,000	102,840
Wachovia Corp., 5.25%, 8/1/2014		4,450,000	4,641,546
Wells Fargo & Co., 1.50%, 1/16/2018		4,650,000	4,543,506
Wells Fargo & Co., Series M, 3.45%, 2/13/2023		1,145,000	1,096,118
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	289,121
Westpac Banking Corp. (Australia)[6], 1.25%, 12/15/2017		1,825,000	1,777,185

			60,340,283

Consumer Finance - 0.9%
American Express Co., 2.65%, 12/2/2022		7,207,000	6,743,107
American Express Co.[7], 6.80%, 9/1/2066		1,190,000	1,270,325
Capital One Bank USA National Association, 3.375%, 2/15/2023		1,685,000	1,591,562
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		770,000	952,266
Credit Acceptance Corp., 9.125%, 2/1/2017		465,000	496,387
John Deere Capital Corp., 5.75%, 9/10/2018		2,185,000	2,552,303

			13,605,950

Diversified Financial Services - 3.1%
Bank of America Corp., 6.50%, 8/1/2016		2,000,000	2,266,358

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Bank of America Corp., 5.75%, 8/15/2016	325,000	$355,956
Bank of America Corp., 3.30%, 1/11/2023	485,000	456,586
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,775,000	2,127,458
Citigroup, Inc., 5.85%, 8/2/2016	2,200,000	2,454,584
Citigroup, Inc., 8.50%, 5/22/2019	6,619,000	8,444,679
CME Group, Inc., 3.00%, 9/15/2022	2,085,000	1,986,432
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	820,000	795,400
CNH Capital LLC, 6.25%, 11/1/2016	435,000	475,237
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	2,330,000	2,526,028
General Electric Capital Corp., 5.625%, 5/1/2018	5,725,000	6,580,017
General Electric Capital Corp., 5.50%, 1/8/2020	2,705,000	3,066,469
General Electric Capital Corp., 5.30%, 2/11/2021	1,450,000	1,588,735
ING US, Inc.[6], 2.90%, 2/15/2018	65,000	64,832
ING US, Inc.[6], 5.50%, 7/15/2022	1,015,000	1,095,759
JPMorgan Chase & Co., 3.15%, 7/5/2016	4,300,000	4,509,806
JPMorgan Chase & Co., 1.625%, 5/15/2018	4,700,000	4,544,468
JPMorgan Chase & Co., 6.30%, 4/23/2019	500,000	588,036
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,381,962
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 7.375%, 10/1/2017	900,000	929,250
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[6], 7.25%, 1/15/2018	555,000	571,650
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	905,000	941,200

		47,750,902

Insurance - 2.1%
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	9,890,349
Fidelity & Guaranty Life Holdings, Inc.[6], 6.375%, 4/1/2021	550,000	558,250
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,907,993
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,102,334
Genworth Holdings, Inc., 7.625%, 9/24/2021	7,395,000	8,874,325
Genworth Holdings, Inc.[7], 6.15%, 11/15/2066	200,000	176,500

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	8,285,000	$9,127,435

		31,637,186

Real Estate Investment Trusts (REITS) - 2.4%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	510,000	488,968
American Tower Trust I6, 1.551%, 3/15/2018	985,000	958,567
BioMed Realty LP, 3.85%, 4/15/2016	470,000	494,642
Boston Properties LP, 5.875%, 10/15/2019	5,250,000	6,083,936
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,535,318
Corporate Office Properties LP6, 3.60%, 5/15/2023	1,180,000	1,092,836
Corrections Corp. of America, 4.125%, 4/1/2020	795,000	771,150
Digital Realty Trust LP, 5.875%, 2/1/2020	150,000	163,401
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	922,481
HCP, Inc., 6.70%, 1/30/2018	5,355,000	6,288,607
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	585,034
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,385,782
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	1,255,000	1,164,686
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	450,490
National Retail Properties, Inc., 3.30%, 4/15/2023	1,120,000	1,036,697
Simon Property Group LP, 10.35%, 4/1/2019	5,410,000	7,518,147
UDR, Inc., 4.625%, 1/10/2022	1,730,000	1,793,427

		36,734,169

Total Financials		273,381,722

Health Care - 0.9%
Biotechnology - 0.4%
Amgen, Inc., 3.45%, 10/1/2020	5,750,000	5,810,519

Health Care Equipment & Supplies - 0.1%
Alere, Inc.[6], 6.50%, 6/15/2020	575,000	587,937
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	225,000	248,625
Fresenius Medical Care US Finance, Inc. (Germany)[6], 6.50%, 9/15/2018	840,000	926,100
Fresenius US Finance II, Inc. (Germany)[6], 9.00%, 7/15/2015	410,000	455,100

		2,217,762

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,000,000	$1,073,248
Tenet Healthcare Corp.[6], 4.50%, 4/1/2021	840,000	783,300
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	590,856

		2,447,404

Pharmaceuticals - 0.2%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	990,000	1,141,742
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	1,060,000	1,097,100
VPII Escrow Corp.[6], 6.75%, 8/15/2018	410,000	432,550

		2,671,392

Total Health Care		13,147,077

Industrials - 1.7%
Aerospace & Defense - 0.5%
Bombardier, Inc. (Canada)[6], 4.25%, 1/15/2016	495,000	513,563
Bombardier, Inc. (Canada)[6], 6.125%, 1/15/2023	930,000	950,925
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	490,000	463,050
Erickson Air-Crane, Inc.[6], 8.25%, 5/1/2020	590,000	595,900
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	465,575
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,444,604
Textron, Inc., 7.25%, 10/1/2019	350,000	414,196

		6,847,813

Air Freight & Logistics - 0.4%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	535,000	553,725
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	150,000	154,509
FedEx Corp., 8.00%, 1/15/2019	4,690,000	5,921,284

		6,629,518

Airlines - 0.4%
American Airlines Pass-Through Trust, Series 2013-2, Class A6, 4.95%, 1/15/2023	2,815,000	2,839,772
Aviation Capital Group Corp.[6], 4.625%, 1/31/2018	490,000	492,123
Aviation Capital Group Corp.[6], 6.75%, 4/6/2021	750,000	802,162
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	330,000	339,900

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	$141,075
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,185,942
United Continental Holdings, Inc., 6.375%, 6/1/2018	565,000	570,650

		6,371,624

Commercial Services & Supplies - 0.0%**
Clean Harbors, Inc., 5.25%, 8/1/2020	445,000	456,125

Industrial Conglomerates - 0.1%
General Electric Co., 5.25%, 12/6/2017	180,000	205,212
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	725,000	770,600

		975,812

Machinery - 0.1%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	510,000	558,450
Joy Global, Inc., 5.125%, 10/15/2021	480,000	506,286

		1,064,736

Marine - 0.0%**
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	565,000	592,544

Professional Services - 0.0%**
FTI Consulting, Inc., 6.00%, 11/15/2022	480,000	491,400

Road & Rail - 0.1%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	420,000	435,953
Union Pacific Corp., 5.65%, 5/1/2017	175,000	198,292
Union Pacific Corp., 2.95%, 1/15/2023	765,000	734,785

		1,369,030

Trading Companies & Distributors - 0.1%
International Lease Finance Corp., 5.625%, 9/20/2013	345,000	345,863
International Lease Finance Corp., 6.25%, 5/15/2019	545,000	574,975
Rexel S.A. (France)[6], 5.25%, 6/15/2020	790,000	786,050

		1,706,888

Total Industrials		26,505,490

Information Technology - 0.9%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	350,000	371,875

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Communications Equipment (continued)
ViaSat, Inc., 6.875%, 6/15/2020	300,000	$318,750

		690,625

Computers & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	570,000	522,895
EMC Corp., 2.65%, 6/1/2020	2,515,000	2,494,256
Hewlett-Packard Co., 2.125%, 9/13/2015	1,799,000	1,826,750
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	369,618

		5,213,519

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,873,069
CPI International, Inc., 8.00%, 2/15/2018	505,000	518,887

		4,391,956

IT Services - 0.1%
The Western Union Co., 5.253%, 4/1/2020	995,000	1,061,578

Office Electronics - 0.0%**
Xerox Corp.[7], 1.672%, 9/13/2013	540,000	540,465

Semiconductors & Semiconductor Equipment - 0.0%**
Magnachip Semiconductor Corp. (South Korea)[6], 6.625%, 7/15/2021	560,000	558,600

Software - 0.1%
Audatex North America, Inc.[6], 6.00%, 6/15/2021	815,000	829,263
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[6], 9.25%, 1/15/2018	490,000	504,700

		1,333,963

Total Information Technology		13,790,706

Materials - 2.0%
Chemicals - 0.2%
Ashland, Inc.[6], 3.875%, 4/15/2018	5,000	5,037
Eastman Chemical Co., 3.60%, 8/15/2022	1,190,000	1,168,080
Nufarm Australia Ltd. (Australia)[6], 6.375%, 10/15/2019	945,000	947,363
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[6], 6.50%, 4/15/2021	870,000	867,825
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[6], 8.75%, 2/1/2019	490,000	486,325

		3,474,630

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	705,000	$744,242
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	2,280,000	2,735,307
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	555,000	544,764
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	600,000	549,288
Freeport-McMoRan Copper & Gold, Inc.[6], 2.375%, 3/15/2018	80,000	75,799
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	6,740,000	6,090,062
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,025,000	1,097,938
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,490,000	1,489,611
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[6], 8.75%, 11/15/2019	485,000	503,187
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	998,861

		14,829,059

Paper & Forest Products - 0.8%
International Paper Co., 9.375%, 5/15/2019	7,350,000	9,721,103
International Paper Co., 7.50%, 8/15/2021	620,000	770,473
Smurfit Kappa Acquisitions (Ireland)[6], 4.875%, 9/15/2018	1,570,000	1,566,075

		12,057,651

Total Materials		30,361,340

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.4%
Digicel Ltd. (Jamaica)[6], 6.00%, 4/15/2021	870,000	852,600
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	430,000	452,575
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	2,000,000	1,975,776
UPCB Finance VI Ltd. (Netherlands)[6], 6.875%, 1/15/2022	1,080,000	1,144,800
Verizon Communications, Inc., 8.75%, 11/1/2018	513,000	670,629
Windstream Corp., 7.50%, 6/1/2022	985,000	1,014,550

		6,110,930

Wireless Telecommunication Services - 0.5%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	1,700,000	1,838,224
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	390,000	442,846

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT5 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	224,000	$238,323
SBA Tower Trust[6], 5.101%, 4/17/2017	200,000	218,731
SBA Tower Trust[6], 2.933%, 12/15/2017	1,785,000	1,803,905
SBA Tower Trust[6], 3.598%, 4/15/2018	2,505,000	2,483,099

		7,025,128

Total Telecommunication Services		13,136,058

Utilities - 0.5%
Electric Utilities - 0.1%
System Energy Resources, Inc., 4.10%, 4/1/2023	935,000	928,089

Independent Power Producers & Energy Traders - 0.4%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,530,590
NRG Energy, Inc., 7.875%, 5/15/2021	520,000	572,000

		6,102,590

Total Utilities		7,030,679

Total Non-Convertible Corporate Bonds (Identified Cost $462,369,014)		473,748,369

TOTAL CORPORATE BONDS (Identified Cost $462,845,639)		474,248,313

MUTUAL FUND - 0.2%
iShares iBoxx $ High Yield Corporate Bond Fund (Identified Cost $3,692,508)	41,370	3,846,583

ASSET-BACKED SECURITIES - 0.4%
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	1,225,000	1,217,685
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A6, 2.20%, 9/16/2019	2,560,000	2,586,975
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,150,164	1,186,118
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	170,000	180,384
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	300,000	316,449

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,404,192)		5,487,611

	PRINCIPAL AMOUNT[5]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	397,158	$415,117
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A6, 2.959%, 12/10/2030	910,000	857,297
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[7], 5.918%, 5/10/2045	100,000	109,972
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,325,000	1,454,907
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	790,000	839,212
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[7], 5.901%, 9/11/2038	695,000	765,995
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	830,000	917,473
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	660,000	696,465
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.393%, 7/15/2044	480,000	516,086
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	230,229	239,025
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,275,000	1,190,756
Commercial Mortgage Trust, Series 2006-GG7, Class A4[7], 6.056%, 7/10/2038	440,000	487,073
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[6,7], 2.50%, 5/25/2043	2,431,564	2,245,974
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	2,244,231	2,109,923
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	836,953	886,443
Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	2,015,000	1,953,613
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,690,000	1,576,386
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,600,000	1,583,728
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,751,385
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.436%, 7/25/2048	875,000	892,605

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.936%, 4/25/2044	1,250,000	$1,297,581
FREMF Mortgage Trust, Series 2013-K502, Class B6,7, 2.842%, 3/25/2045	1,725,000	1,693,372
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,069,336	1,133,979
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.419%, 1/12/2043	1,210,000	1,303,532
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.367%, 12/15/2044	325,000	350,870
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 6.056%, 4/15/2045	1,075,000	1,186,627
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/25/2043	2,022,056	1,946,548
JP Morgan Mortgage Trust, Series 2013-2, Class A2[6,7], 3.50%, 5/25/2043	2,323,288	2,274,269
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	458,742	470,379
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	880,000	850,229
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	630,925	670,968
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	700,000	740,608
Motel 6 Trust, Series 2012-MTL6, Class A2[6] , 1.948%, 10/5/2025	1,275,000	1,255,240
Sequoia Mortgage Trust, Series 2013-2, Class A1[7], 1.874%, 2/25/2043	1,745,774	1,539,586
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043	1,569,165	1,481,091
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043	2,168,768	2,000,801
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	155,000	161,815
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.414%, 10/15/2044	86,611	92,879
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045	955,000	1,062,165
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	265,000	282,498

	PRINCIPAL AMOUNT[5]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		2,315,000	$2,189,397
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044		1,470,000	1,552,857
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,810,800

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $50,078,065)			48,837,526

FOREIGN GOVERNMENT BONDS - 2.6%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	666,165
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		600,000	783,000
Canada Housing Trust No. 1 (Canada)[6], 4.10%, 12/15/2018	CAD	295,000	313,658
Chile Government Bond (Chile), 3.25%, 9/14/2021		1,250,000	1,226,875
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	IDR	2,828,000,000	261,218
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	331,316
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	230,000	336,396
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	693,933
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	816,103
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	480,000	645,338
Italy Buoni Poliennali Del Tesoro (Italy)[6], 5.00%, 3/1/2025	EUR	375,000	518,538
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	789,630
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	JPY	44,400,000	464,918
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	55,300,000	564,852
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	720,000,000	658,144
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,170,000	361,911
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	558,493
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	1,045,504
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	385,349
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	244,353
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.20%, 10/15/2016	EUR	190,000	246,102
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.80%, 6/15/2020	EUR	135,000	165,199

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.95%, 10/25/2023	EUR	140,000	$167,288
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 5.65%, 2/15/2024	EUR	260,000	321,628
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,620,000	1,825,724
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,978,450
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,417,025
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,592,970
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	7,455,360
Russian Foreign Bond - Eurobond (Russia)[6], 5.00%, 4/29/2020		500,000	541,250
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	541,099
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	348,686
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	390,000	517,022
Spain Government Bond (Spain)[6], 5.40%, 1/31/2023	EUR	575,000	809,634
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	490,000	655,915
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	THB	10,370,000	324,514
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	441,721
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	653,047

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $39,461,765)			39,668,328

U.S. GOVERNMENT AGENCIES - 25.3%

Mortgage-Backed Securities - 10.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,475,980	1,607,271
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		133,822	144,779
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		171,472	188,185
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		943,831	1,028,214
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		220,756	242,268
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		159,889	170,225
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,642,750	1,788,429
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		114,133	121,389
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		323,381	343,992

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	127,566	$138,636
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	1,927,697	1,984,961
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	2,344,218	2,413,794
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027	1,809,507	1,863,141
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027	303,277	312,286
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027	714,024	748,879
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	2,738,971	2,820,436
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	1,761,185	1,813,524
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	475,497	489,917
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027	1,484,762	1,528,839
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	597,463	615,622
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	177,703	183,144
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	206,605	212,872
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	575,702	593,169
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	163,193	168,144
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	473,673	497,481
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	385,572	397,267
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	167,228	172,372
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	820,248	861,443
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	601,679	620,000
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,260,199	1,298,446
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	878,528	904,642
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	174,192	179,551
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	281,014	289,566
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	873,699	900,264
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	438,902	452,236
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	669,885	690,320
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	215,164	221,704

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	210,537	$221,130
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	336,824	347,067
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	441,530	454,962
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	104,951	111,188
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	2,102,519	2,288,648
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	260,834	300,696
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	744,186	814,952
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	771,494	839,744
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	373,659	406,714
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	926,145	1,014,213
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,822,847	3,091,275
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	84,117	90,610
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	145,954	157,177
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	96,440	103,884
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,954,029	2,136,007
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	246,388	265,404
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	262,982	283,280
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	2,075,825	2,271,532
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	3,187,853	3,490,989
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,709,484	1,868,997
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	72,263	79,004
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	215,246	235,325
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	399,580	436,855
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	378,992	415,031
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	174,823	191,132
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	118,823	129,908
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	96,775	105,803
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	195,078	210,134

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	226,263	$243,891
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	206,678	225,958
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	365,104	393,549
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,464,670	2,611,420
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	790,410	860,334
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	3,011,743	3,292,619
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	457,132	499,815
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	241,740	260,574
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	418,978	451,620
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,398,024	3,600,347
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	191,250	206,150
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	335,020	361,222
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	4,265,072	4,662,277
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,172,780	1,282,364
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	5,052,241	5,522,755
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	2,753,945	3,015,821
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	6,885,415	7,526,651
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,115,399	2,241,353
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	870,950	924,197
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	622,603	660,667
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,106,287	2,238,154
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	542,495	575,661
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	1,509,070	1,522,940
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	1,522,273	1,538,713
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	2,093,271	2,031,652
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	483,264	469,038
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	799,659	806,990
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	1,108,657	1,076,021

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	1,007,236	$977,586
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	560,372	605,287
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	209,840	229,547
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	155,801	170,434
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	210,753	232,102
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	1,498,071	1,540,564
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	412,518	424,631
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	217,300	223,681
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	411,674	423,351
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	331,825	341,649
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	505,379	531,496
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,095,871	1,128,051
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	995,366	1,024,595
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	205,680	211,514
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	1,330,267	1,436,166
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	172,830	188,334
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	606,156	654,411
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	2,292,122	2,497,740
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	2,679,081	2,897,040
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,407,652	1,519,712
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	608,676	657,286
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	551,086	595,097
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,460,192	1,576,806
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	236,757	255,665
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	1,633,359	1,763,802
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,088,826	1,178,838
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	2,168,932	2,341,596
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,928,452	2,081,971

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	3,541,683	$3,733,145
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,319,294	1,424,320
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,104,293	1,192,203
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	471,473	513,767
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	269,075	293,213
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	1,091,702	1,186,008
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	1,363,675	1,486,006
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	488,184	491,423
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	1,347,117	1,356,406
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	2,099,583	1,927,869
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	2,589,934	2,378,116
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	1,079,815	1,044,835
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	2,016,254	2,030,258
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	2,016,252	2,029,619
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	1,209,632	1,217,630
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	805,553	810,880
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037.	157,245	171,288

Total Mortgage-Backed Securities (Identified Cost $151,958,627)		151,467,760

Other Agencies - 15.3%
Fannie Mae, 2.375%, 7/28/2015	11,500,000	11,950,696
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,020,884
Fannie Mae, 0.375%, 12/21/2015	14,000,000	13,945,092
Fannie Mae, 5.25%, 9/15/2016	7,000,000	7,963,634
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,316,860
Fannie Mae, 0.875%, 8/28/2017	31,000,000	30,484,408
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,640,000	2,991,688
Federal Home Loan Bank, 5.00%, 11/17/2017.	5,985,000	6,904,883
Freddie Mac, 0.50%, 5/13/2016	7,000,000	6,974,996
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,329,212
Freddie Mac, 1.00%, 3/8/2017	5,000,000	4,997,180
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,093,096
Freddie Mac, 0.875%, 3/7/2018	15,000,000	14,605,785
Freddie Mac, 3.75%, 3/27/2019	15,000,000	16,476,600

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 2.375%, 1/13/2022	24,584,000	$23,868,827
Freddie Mac, 6.25%, 7/15/2032	6,215,000	8,253,066

Total Other Agencies (Identified Cost $234,354,858)		233,176,907

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $386,313,485)		384,644,667

	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.04%, (Identified Cost $30,765,831)	30,765,831	$30,765,831

TOTAL INVESTMENTS - 99.6% (Identified Cost $1,423,801,140)		1,515,737,521
OTHER ASSETS, LESS LIABILITIES - 0.4%		5,974,673

NET ASSETS - 100%		$1,521,712,194

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

THB - Thai Baht

*Non-income producing security.

**Less than 0.1%.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Canadian Stock Exchange.

3 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4 The rate shown is a fixed rate as of July 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5 Amount is stated in USD unless otherwise noted.

6 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $126,637,811 or 8.3%, of the Series’ net assets as of July 31, 2013.

7 The coupon rate is floating and is the effective rate as of July 31, 2013.

8 Rate shown is the current yield as of July 31, 2013.

Investment Portfolio - July 31, 2013

(unaudited)

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,426,285,596
Unrealized appreciation	109,256,954
Unrealized depreciation	(19,805,029)

Net unrealized appreciation	$89,451,925

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$65,805,830	$56,212,879	$9,592,951	$—
Consumer Staples	68,620,422	50,056,582	18,563,840	—
Energy	73,239,212	72,588,288	650,924	—
Financials	77,105,388	73,152,030	3,953,358	—
Health Care	73,697,985	69,700,237	3,997,748	—
Industrials	43,272,056	36,747,380	6,524,676	—
Information Technology	93,291,432	90,505,193	2,786,239	—
Materials	17,720,919	14,169,729	3,551,190	—
Telecommunication Services	6,588,510	2,741,356	3,847,154	—
Utilities	3,393,905	3,393,905	—	—
Preferred securities:
Financials	5,503,003	5,503,003	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	384,644,667	—	384,644,667	—
Corporate debt:
Consumer Discretionary	59,837,026	—	59,837,026	—
Consumer Staples	12,850,621	—	12,850,621	—
Energy	23,707,650	—	23,707,650	—
Financials	273,381,722	—	273,381,722	—
Health Care	13,147,077	—	13,147,077	—
Industrials	26,505,490	—	26,505,490	—
Information Technology	13,790,706	—	13,790,706	—
Materials	30,361,340	—	30,361,340	—
Telecommunication Services	13,136,058	—	13,136,058	—

Investment Portfolio - July 31, 2013

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Utilities	$7,030,679	$—	$7,030,679	$—
Convertible corporate debt:
Financials	499,944	—	499,944	—
Asset-backed securities	5,487,611	—	5,487,611	—
Commercial mortgage-backed securities	48,837,526	—	48,837,526	—
Foreign government bonds	39,668,328	—	39,668,328	—
Mutual funds	34,612,414	34,612,414	—	—

Total assets	$1,515,737,521	$509,382,996	$1,006,354,525	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013

The Fund policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 46.3%
Consumer Discretionary - 7.8%
Auto Components - 0.1%
BorgWarner, Inc.	1,300	$124,059
F.C.C. Co. Ltd. (Japan)[1]	8,700	202,506
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	573,004
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	9,200	231,570
Nissin Kogyo Co. Ltd. (Japan)[1]	12,500	234,246

		1,365,385

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,200	248,128
Tesla Motors, Inc.*	6,090	817,765
Toyota Motor Corp. (Japan)[1]	4,900	298,168

		1,364,061

Distributors - 0.0%**
Inchcape plc (United Kingdom)[1]	30,980	268,786

Diversified Consumer Services - 0.0%**
Anhanguera Educacional Participacoes S.A. (Brazil)	68,670	412,679

Hotels, Restaurants & Leisure - 1.0%
Accor S.A. (France)[1]	185,480	6,991,457
Arcos Dorados Holdings, Inc. (Argentina)	10,350	124,821
BJ’s Restaurants, Inc.*	9,100	324,324
Hyatt Hotels Corp. - Class A*	6,010	271,953
InterContinental Hotels Group plc (United Kingdom)[1]	19,637	569,825
Orient-Express Hotels Ltd. - ADR - Class A*	46,090	576,586
Yum! Brands, Inc.	82,850	6,041,422

		14,900,388

Household Durables - 0.2%
DR Horton, Inc.	25,260	507,726
Lennar Corp. - Class A	20,240	685,529
LG Electronics, Inc. (South Korea)[1]	5,610	363,907
NVR, Inc.*	330	305,448
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	243,326
Toll Brothers, Inc.*	16,510	542,684

		2,648,620

Internet & Catalog Retail - 0.3%
HomeAway, Inc.*	36,930	1,111,962
Ocado Group plc (United Kingdom)*[1]	246,110	1,151,272
Shutterfly, Inc.*	21,830	1,169,870

		3,433,104

Leisure Equipment & Products - 0.0%**
Nikon Corp. (Japan)[1]	6,600	137,769

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media - 5.8%
British Sky Broadcasting Group plc (United Kingdom)[1]	31,890	$401,745
DIRECTV*	287,460	18,187,594
Imax Corp. (Canada)*	17,710	445,938
Mediaset Espana Comunicacion S.A. (Spain)*[1]	119,970	1,249,538
ProsiebenSat.1 Media AG (Germany)[1]	1,910	78,210
Reed Elsevier plc - ADR (United Kingdom)	4,434	229,770
Societe Television Francaise 1 (France)[1]	28,930	428,169
Starz - Class A*	311,180	7,023,333
Time Warner, Inc.	250,150	15,574,339
Twenty-First Century Fox, Inc.	276,760	8,269,589
Valassis Communications, Inc.	22,870	654,768
Viacom, Inc. - Class B	230,350	16,762,570
The Walt Disney Co.	244,780	15,825,027
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	792,513

		85,923,103

Multiline Retail - 0.0%**
Marks & Spencer Group plc (United Kingdom)[1]	33,630	245,915

Specialty Retail - 0.2%
Aeropostale, Inc.*	22,820	345,267
American Eagle Outfitters, Inc.	11,490	225,664
Belle International Holdings Ltd. (Hong Kong)[1]	229,900	331,506
Chico’s FAS, Inc.	10,430	178,666
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	181,000	89,289
Dick’s Sporting Goods, Inc.	11,070	569,109
Group 1 Automotive, Inc.	3,290	239,479
Groupe Fnac S.A. (France)*[1]	203	4,567
Hennes & Mauritz AB - Class B (Sweden)[1]	6,690	250,016
Komeri Co. Ltd. (Japan)[1]	4,800	118,167
Penske Automotive Group, Inc.	6,560	243,901
Rent-A-Center, Inc.	10,320	412,697
Select Comfort Corp.*	4,210	96,199
Sonic Automotive, Inc. - Class A	10,550	233,577

		3,338,104

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG (Germany)[1]	4,150	462,581
Burberry Group plc (United Kingdom)[1]	13,620	317,494
Daphne International Holdings Ltd. (China)[1]	288,000	205,199
Hugo Boss AG (Germany)[1]	1,880	218,277

1

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Kering (France)[1]	1,625	$372,669

		1,576,220

Total Consumer Discretionary		115,614,134

Consumer Staples - 4.8%
Beverages - 1.0%
Anheuser-Busch InBev N.V. (Belgium)[1]	116,320	11,185,523
C&C Group plc (Ireland)*[1]	82,070	457,589
Carlsberg A/S - Class B (Denmark)[1]	5,800	574,436
Cia Cervecerias Unidas S.A. - ADR (Chile)	9,075	246,749
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	13,090	494,540
Diageo plc (United Kingdom)[1]	22,700	711,396
Kirin Holdings Co. Ltd. (Japan)[1]	30,000	443,554
SABMiller plc (United Kingdom)[1]	2,280	111,757
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	503,977

		14,729,521

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	23,947	733,676
Casino Guichard-Perrachon S.A. (France)[1]	2,420	249,204
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	55,640	460,435
The Fresh Market, Inc.*	1,900	100,282
Koninklijke Ahold N.V. (Netherlands)[1]	11,940	196,710
Tesco plc (United Kingdom)[1]	182,805	1,021,875
Whole Foods Market, Inc.	4,620	256,780

		3,018,962

Food Products - 2.9%
Annie’s, Inc.*	1,470	60,726
Barry Callebaut AG (Switzerland)[1]	370	358,510
Charoen Pokphand Foods PCL (Thailand)[1]	482,180	431,770
Danone S.A. (France)[1]	5,110	404,690
Glanbia plc (Ireland)[1]	8,820	115,577
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	466,285
Kraft Foods Group, Inc.	82,953	4,693,481
M Dias Branco S.A. (Brazil)	5,100	205,779
Mondelez International, Inc. - Class A	249,660	7,806,868
Nestle S.A. (Switzerland)[1]	242,760	16,430,641
Unilever plc - ADR (United Kingdom)	302,529	12,291,753

		43,266,080

Personal Products - 0.1%
Beiersdorf AG (Germany)[1]	1,320	122,066

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Kao Corp. (Japan)[1]	10,300	$329,828
Natura Cosmeticos S.A. (Brazil)	9,100	182,012

		633,906

Tobacco - 0.6%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	156,356
Imperial Tobacco Group plc (United Kingdom)[1]	257,590	8,646,055
Swedish Match AB (Sweden)[1]	12,920	483,225

		9,285,636

Total Consumer Staples		70,934,105

Energy - 6.9%
Energy Equipment & Services - 2.6%
Anton Oilfield Services Group (China)[1] .	78,000	48,510
Baker Hughes, Inc.	200,290	9,499,755
Bourbon S.A. (France)[1]	2,145	58,246
Calfrac Well Services Ltd. (Canada)	17,630	584,463
Cameron International Corp.*	96,280	5,709,404
CARBO Ceramics, Inc.	970	85,224
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	8,858	223,623
Core Laboratories N.V. - ADR	750	112,200
Fugro N.V. (Netherlands)[1]	1,890	115,275
Gulfmark Offshore, Inc. - Class A	2,680	131,990
ION Geophysical Corp.*	32,500	199,875
Key Energy Services, Inc.*	12,140	76,968
National Oilwell Varco, Inc.	1,250	87,713
Petroleum Geo-Services ASA (Norway)[1]	16,200	217,718
Prosafe SE (Norway)[1]	11,150	111,764
Schlumberger Ltd.	147,015	11,956,730
SPT Energy Group, Inc. (China)[1]	114,000	67,672
Trican Well Service Ltd. (Canada)	40,240	592,375
Weatherford International Ltd. - ADR*	627,720	8,762,971

		38,642,476

Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	35,870	2,878,567
Cameco Corp. (Canada)	18,770	381,406
Cloud Peak Energy, Inc.*	44,110	707,083
Encana Corp. (Canada)	25,570	447,986
EOG Resources, Inc.	31,850	4,633,857
Hess Corp.	538,740	40,114,580
Pacific Rubiales Energy Corp. (Colombia)	12,470	242,455
Paladin Energy Ltd. (Australia)*[2]	215,400	192,939
Paladin Energy Ltd. (Australia)*[1]	393,640	353,580
Peabody Energy Corp	346,570	5,739,199

2

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	81,210	$6,423,711
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	219,369
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	481,207
Statoil ASA (Norway)[1]	12,290	266,775
Talisman Energy, Inc. (Canada)	39,250	444,815
Whitehaven Coal Ltd. (Australia)[1]	39,000	68,891

		63,596,420

Total Energy		102,238,896

Financials - 4.0%
Capital Markets - 0.0%**
Daiwa Securities Group, Inc. (Japan)[1]	46,000	390,227

Commercial Banks - 0.2%
Cathay General Bancorp.	15,050	357,588
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	507,805
HSBC Holdings plc (United Kingdom)[1]	32,900	373,531
ICICI Bank Ltd. - ADR (India)	7,650	250,767
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	487,501

		1,977,192

Consumer Finance - 0.0%**
DFC Global Corp.*	29,530	457,420

Diversified Financial Services - 1.0%
JSE Ltd. (South Africa)[1]	108,090	883,192
MarketAxess Holdings, Inc.	7,420	383,614
McGraw-Hill Financial, Inc.	209,200	12,941,112

		14,207,918

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	10,160	216,934
Allianz SE (Germany)[1]	7,010	1,092,381
AXA S.A. (France)[1]	11,080	244,220
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	131,700	1,276,388
Mapfre S.A. (Spain)[1]	204,600	748,939
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	699,971
Zurich Insurance Group AG (Switzerland)[1]	1,580	425,602

		4,704,435

Real Estate Investment Trusts (REITS) - 2.5%
Agree Realty Corp.	20,700	624,312
Alexandria Real Estate Equities, Inc.	33,190	2,273,515
Alstria Office REIT AG (Germany)[1]	38,200	447,212
American Assets Trust, Inc.	12,960	419,904

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	14,830	$569,620
Apartment Investment & Management Co. - Class A	14,110	414,552
Associated Estates Realty Corp.	30,940	472,763
AvalonBay Communities, Inc.	3,230	437,148
BioMed Realty Trust, Inc.	161,140	3,329,153
Boston Properties, Inc.	8,650	925,117
Camden Property Trust	6,420	452,867
Cedar Realty Trust, Inc.	97,860	542,145
Coresite Realty Corp.	24,760	840,850
Corporate Office Properties Trust	118,450	3,018,106
CubeSmart	30,510	494,262
Digital Realty Trust, Inc.	48,190	2,664,425
DuPont Fabros Technology, Inc.	141,380	3,239,016
Education Realty Trust, Inc.	32,910	310,341
Equity Lifestyle Properties, Inc.	10,400	400,296
Equity One, Inc.	18,930	438,040
Equity Residential	7,740	433,440
General Growth Properties, Inc.	30,160	625,518
HCP, Inc.	17,310	759,390
Health Care REIT, Inc.	17,790	1,147,277
Healthcare Realty Trust, Inc.	10,040	258,128
Healthcare Trust of America, Inc.*	43,230	473,369
Home Properties, Inc.	10,250	654,053
Host Hotels & Resorts, Inc.	53,994	964,333
Kimco Realty Corp.	37,820	852,841
Land Securities Group plc (United Kingdom)[1]	6,770	97,865
The Macerich Co.	4,210	261,231
Mack-Cali Realty Corp.	22,970	552,658
Mid-America Apartment Communities, Inc	9,110	615,381
National Retail Properties, Inc.	15,760	551,442
Pebblebrook Hotel Trust	49,230	1,311,979
Public Storage	2,630	418,749
Realty Income Corp.	6,480	281,297
Simon Property Group, Inc.	9,630	1,541,378
Sovran Self Storage, Inc.	12,950	894,845
Taubman Centers, Inc.	3,490	255,538
UDR, Inc.	29,900	748,696
Unibail-Rodamco SE (France)[1]	1,410	342,584
Vornado Realty Trust	1,490	126,367

		36,482,003

Real Estate Management & Development - 0.0%**
General Shopping Brasil S.A. (Brazil)*	109,330	391,055

3

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	8,370	$231,306

Total Financials		58,841,556

Health Care - 4.6%
Biotechnology - 0.2%
Green Cross Corp. (South Korea)[1]	12,159	1,417,845
Incyte Corp. Ltd.*	25,490	596,721
Seattle Genetics, Inc.*	31,620	1,281,242

		3,295,808

Health Care Equipment & Supplies - 1.5%
Becton, Dickinson and Co.	85,380	8,855,614
BioMerieux (France)[1]	10,240	1,047,322
Carl Zeiss Meditec AG (Germany)[1]	12,060	408,677
GN Store Nord A/S (Denmark)[1]	39,500	816,700
HeartWare International, Inc.*	9,220	852,112
Hologic, Inc.*	43,890	996,303
Insulet Corp.*	43,270	1,379,880
Mindray Medical International Ltd. - ADR (China)	29,600	1,212,120
Neogen Corp.*	7,610	429,813
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,394,700	1,317,118
Sirona Dental Systems, Inc.*	15,040	1,061,824
Sonova Holding AG (Switzerland)[1]	11,480	1,266,993
Straumann Holding AG (Switzerland)[1]	5,370	807,860
Teleflex, Inc.	5,440	432,099
Thoratec Corp.*	22,580	740,398
Volcano Corp.*	49,810	994,706

		22,619,539

Health Care Providers & Services - 0.2%
Diagnosticos da America S.A. (Brazil)	112,850	600,026
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,530	159,755
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	11,070	348,262
Life Healthcare Group Holdings Ltd. (South Africa)[1]	19,899	72,510
Odontoprev S.A. (Brazil)	37,730	155,461
Qualicorp S.A. (Brazil)*	87,570	636,810
Sonic Healthcare Ltd. (Australia)[1]	12,250	157,640

		2,130,464

Health Care Technology - 1.1%
Cerner Corp.*	298,876	14,644,924
Greenway Medical Technologies, Inc.*	81,290	940,525

		15,585,449

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	3,210	$186,957
Lonza Group AG (Switzerland)[1]	18,320	1,410,070
QIAGEN N.V. (Netherlands)*[1]	7,640	156,968
QIAGEN N.V. - ADR (Netherlands)*	277,450	5,798,705

		7,552,700

Pharmaceuticals - 1.1%
AstraZeneca plc (United Kingdom)[1]	1,890	95,872
AstraZeneca plc - ADR (United Kingdom)	11,950	606,104
Bayer AG (Germany)[1]	9,575	1,112,953
GlaxoSmithKline plc (United Kingdom)[1]	12,270	313,913
Johnson & Johnson	129,820	12,138,170
Shire plc (Ireland)[1]	16,965	618,913
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	107,026
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	287,428
UCB S.A. (Belgium)[1]	12,340	710,548

		15,990,927

Total Health Care.		67,174,887

Industrials - 3.5%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc	182,200	10,862,764

Airlines - 0.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	125,120	444,176
Ryanair Holdings plc - ADR (Ireland)	11,310	582,691
Spirit Airlines, Inc.*	25,850	854,343
US Airways Group, Inc.*	48,980	947,763

		2,828,973

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	9,720	263,505
Interface, Inc.	6,660	126,473
Tomra Systems ASA (Norway)[1]	49,750	455,895

		845,873

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	17,600	387,904
Alstom S.A. (France)[1]	15,620	528,554
Nexans S.A. (France)[1]	2,630	139,994
Osram Licht AG (Germany)*[1]	1,660	64,706
Polypore International, Inc.*	17,960	754,140
Prysmian S.p.A. (Italy)[1]	6,220	126,458

4

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Electrical Equipment (continued)
Schneider Electric S.A. (France)[1]	3,960	$315,458

		2,317,214

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	16,600	1,823,203

Machinery - 1.9%
AGCO Corp.	4,370	245,813
Andritz AG (Austria)[1]	6,720	363,185
Briggs & Stratton Corp.	11,040	223,560
Caterpillar, Inc.	130,150	10,790,737
FANUC Corp. (Japan)[1]	7,400	1,120,453
Joy Global, Inc.	101,560	5,027,220
Kennametal, Inc.	5,760	249,638
KUKA AG (Germany)[1]	2,930	129,332
Pall Corp.	116,030	8,117,459
Pentair Ltd. - ADR	6,900	421,452
Titan International, Inc.	11,250	193,950
Westport Innovations, Inc. - ADR (Canada)*	29,170	955,317
Xylem, Inc.	7,580	188,969

		28,027,085

Marine - 0.1%
Baltic Trading Ltd.	30,380	114,229
D/S Norden A/S (Denmark)[1]	6,410	234,477
Diana Shipping, Inc. - ADR (Greece)*	4,820	47,381
Mitsui OSK Lines Ltd. (Japan)[1]	10,000	38,453
Nippon Yusen Kabushiki Kaisha (Japan)[1]	16,000	44,299
Pacific Basin Shipping Ltd. (Hong Kong)[1]	89,000	48,049
Precious Shipping PCL (Thailand)[1]	276,900	146,222
Sinotrans Shipping Ltd. (China)[1]	1,111,000	266,209

		939,319

Professional Services - 0.1%
Adecco S.A. (Switzerland)[1]	18,682	1,187,790
ALS Ltd. (Australia)[1]	18,990	144,735
ALS Ltd. (Australia) - Rights*[1]	1,726	1,070
Experian plc (United Kingdom)[1]	20,290	380,461

		1,714,056

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	3,580	589,207
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	26,800	334,802
MSC Industrial Direct Co., Inc. - Class A	1,060	85,807

		1,009,816

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	74,880	$587,449
Koninklijke Vopak N.V. (Netherlands)[1]	3,920	225,808
Malaysia Airports Holdings Berhad (Malaysia)[1]	425,420	883,887

		1,697,144

Total Industrials		52,065,447

Information Technology - 11.0%
Communications Equipment - 3.4%
Alcatel-Lucent - ADR (France)*	353,360	897,534
F5 Networks, Inc.*	8,380	735,429
Infinera Corp.*	109,860	1,198,573
Juniper Networks, Inc.*	1,030,200	22,324,434
Polycom, Inc.*	59,190	565,856
Qualcomm, Inc.	364,540	23,531,057
Riverbed Technology, Inc.*	62,330	974,841

		50,227,724

Computers & Peripherals - 3.2%
Apple, Inc.	38,550	17,443,875
EMC Corp.	1,163,140	30,416,111
Fusion-io, Inc.*	5,340	77,003
Stratasys Ltd.*	610	54,077

		47,991,066

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	177,000	1,185,752
Keyence Corp. (Japan)[1]	1,123	366,164
Rofin-Sinar Technologies, Inc.*	36,580	845,364

		2,397,280

Internet Software & Services - 1.2%
eBay, Inc.*	12,060	623,381
Google, Inc. - Class A*	12,436	11,038,194
LinkedIn Corp. - Class A*	6,030	1,228,854
LogMeIn, Inc.*	59,910	1,780,525
NHN Corp. (South Korea)[3]	2,380	621,786
SciQuest, Inc.*	25,980	640,667
Tencent Holdings Ltd. (China)[1]	29,300	1,326,353

		17,259,760

IT Services - 0.6%
Amdocs Ltd. - ADR	32,860	1,264,124
Cap Gemini S.A. (France)[1]	13,150	719,225
InterXion Holding N.V. - ADR (Netherlands)*	9,640	242,639
VeriFone Systems, Inc.*	315,690	6,020,208

5

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Wirecard AG (Germany)[1]	19,840	$611,943

		8,858,139

Office Electronics - 0.0%**
Canon, Inc. (Japan)[1]	5,100	157,305

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	590	672,315
Skyworks Solutions, Inc.*	29,930	718,919
Tokyo Electron Ltd. (Japan)[1]	12,160	553,179

		1,944,413

Software - 2.3%
Aspen Technology, Inc.*	1,840	59,874
Autodesk, Inc.*	157,870	5,587,019
Aveva Group plc (United Kingdom)[1]	5,231	191,353
Electronic Arts, Inc.*	915,950	23,924,614
Fortinet, Inc.*	35,730	759,263
MICROS Systems, Inc.*	14,840	723,153
RealPage, Inc.*	40,390	814,262
SAP AG (Germany)[1]	12,350	904,905
Temenos Group AG (Switzerland)[1]	16,430	430,264

		33,394,707

Total Information Technology		162,230,394

Materials - 2.5%
Chemicals - 1.3%
BASF SE (Germany)[1]	4,890	433,394
Johnson Matthey plc (United Kingdom)[1]	3,980	171,734
Linde AG (Germany)[1]	4,880	940,050
Monsanto Co.	104,110	10,283,986
Syngenta AG (Switzerland)[1]	16,470	6,512,435
Tronox Ltd. - Class A	11,320	245,757
Umicore S.A. (Belgium)[1]	6,430	289,453
Yingde Gases Group Co., Ltd. (China)[1]	184,000	167,364

		19,044,173

Construction Materials - 0.1%
CRH plc (Ireland)[1]	19,750	415,641
Holcim Ltd. (Switzerland)[1]	2,850	206,174

		621,815

Metals & Mining - 1.1%
Alcoa, Inc.	2,004,090	15,932,516
Alumina Ltd. (Australia)*[1]	276,240	240,435
Impala Platinum Holdings Ltd. (South Africa)[1]	21,490	211,079

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining (continued)
Noranda Aluminum Holding Corp.	49,480	$153,883
Norsk Hydro ASA (Norway)[1]	41,590	176,799

		16,714,712

Total Materials		36,380,700

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telefonica S.A. - ADR (Spain)*	37,580	533,260
Telenor ASA (Norway)[1]	359,020	7,951,109
Telenor ASA - ADR (Norway)[3]	9,580	636,591
Vivendi S.A. (France)[1]	11,060	236,493
Ziggo N.V. (Netherlands)[1]	2,110	83,980

		9,441,433

Wireless Telecommunication Services - 0.0%**
America Movil SAB de C.V. - Class L - ADR (Mexico)	10,290	215,884
MTN Group Ltd. (South Africa)[1]	10,810	202,381

		418,265

Total Telecommunication Services		9,859,698

Utilities - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	222,390	6,802,910

Independent Power Producers & Energy Traders - 0.0%**
Dynegy, Inc.*	21,980	458,063

Multi-Utilities - 0.0%**
GDF Suez (France)[1]	3,795	79,598

Total Utilities		7,340,571

TOTAL COMMON STOCKS (Identified Cost $572,289,510)		682,680,388

PREFERRED STOCKS - 0.5%

Financials - 0.5%
Commercial Banks - 0.2%
BB&T Corp., Series D (non-cumulative), 5.85%	44,000	1,084,600
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	47,175	1,115,217
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	29,800	802,812

		3,002,629

Diversified Financial Services - 0.1%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	49,000	1,125,040

6

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[5]	VALUE

PREFERRED STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 0.2%
Boston Properties, Inc., Series F, 5.25%	49,000	$1,193,150
National Retail Properties, Inc., 5.70%	25,000	555,250
Public Storage, Series Q, 6.50%	37,110	938,883

		2,687,283

TOTAL PREFERRED STOCKS (Identified Cost $7,014,078)		6,814,952

CORPORATE BONDS - 25.5%
Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP6, 3.75%, 1/15/2030 (Identified Cost $959,063)	825,000	1,005,984

Non-Convertible Corporate Bonds - 25.4%
Consumer Discretionary - 2.6%
Auto Components - 0.1%
Gestamp Funding Luxembourg S.A. (Spain)[6], 5.625%, 5/31/2020	690,000	669,300

Hotels, Restaurants & Leisure - 0.3%
International Game Technology, 7.50%, 6/15/2019	4,255,000	4,910,347

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[6], 6.125%, 7/1/2022	600,000	613,500
Lennar Corp., 6.95%, 6/1/2018	595,000	654,500
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	1,982,672
NVR, Inc., 3.95%, 9/15/2022	528,000	511,719
Tupperware Brands Corp., 4.75%, 6/1/2021	3,995,000	4,073,006
Weekley Homes LLC - Weekley Finance Corp.[6], 6.00%, 2/1/2023	550,000	550,000

		8,385,397

Media - 1.0%
CCO Holdings LLC - CCO Holdings Capital Corp.[6], 5.25%, 3/15/2021	865,000	830,400
Comcast Corp., 5.15%, 3/1/2020	320,000	364,988
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,278,473
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,217,979
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[6], 5.00%, 8/1/2018	595,000	603,181
Nara Cable Funding Ltd. (Spain)[6], 8.875%, 12/1/2018	680,000	714,000

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	485,000	$546,837
Sirius XM Radio, Inc.[6], 4.25%, 5/15/2020	990,000	920,700
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	930,000	936,975
Time Warner, Inc., 3.15%, 7/15/2015	125,000	130,485
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,308,175
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,748,111
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 5.50%, 1/15/2023	930,000	904,425
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	870,000	886,425

		14,391,154

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,270,000	1,227,281
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,225,830

		2,453,111

Specialty Retail - 0.3%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,955,000	1,922,170
Dufry Finance SCA (Switzerland)[6], 5.50%, 10/15/2020	520,000	533,080
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,797,372
Rent-A-Center, Inc., 6.625%, 11/15/2020	750,000	802,500

		5,055,122

Textiles, Apparel & Luxury Goods - 0.1%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	530,000	547,225
SIWF Merger Sub, Inc. - Springs Industries, Inc.[6], 6.25%, 6/1/2021	585,000	585,000
VF Corp., 5.95%, 11/1/2017	640,000	739,656

		1,871,881

Total Consumer Discretionary		37,736,312

Consumer Staples - 0.5%
Beverages - 0.0%**
Beam, Inc., 5.375%, 1/15/2016	234,000	255,589
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	240,090

		495,679

7

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.3%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	684,000	$735,300
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[6], 9.875%, 2/1/2020	565,000	617,969
KeHE Distributors LLC - KeHE Finance Corp.[6], 7.625%, 8/15/2021	605,000	614,831
Land O’ Lakes, Inc.[6], 6.00%, 11/15/2022	515,000	532,381
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	710,000	758,813
Tyson Foods, Inc., 4.50%, 6/15/2022	1,095,000	1,127,041

		4,386,335

Household Products - 0.1%
Harbinger Group, Inc.[6], 7.875%, 7/15/2019	885,000	915,975

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	870,000	909,150

Total Consumer Staples		6,707,139

Energy - 1.7%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	1,531,308
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	1,105,000	1,116,050
ION Geophysical Corp.[6], 8.125%, 5/15/2018	410,000	395,650
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	905,000	968,023
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	540,000	575,100
Sidewinder Drilling, Inc.[6], 9.75%, 11/15/2019	540,000	531,900
Weatherford International Ltd., 9.625%, 3/1/2019	4,175,000	5,356,391

		10,474,422

Oil, Gas & Consumable Fuels - 1.0%
Buckeye Partners LP, 4.15%, 7/1/2023	1,295,000	1,260,680
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,130,000	1,141,300
EOG Resources, Inc., 2.625%, 3/15/2023	1,115,000	1,040,858
EPL Oil & Gas, Inc., 8.25%, 2/15/2018	865,000	912,575
Gulfport Energy Corp.[6], 7.75%, 11/1/2020	815,000	851,675
LBC Tank Terminals Holding Netherlands B.V. (Belgium)[6], 6.875%, 5/15/2023	585,000	601,087

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lukoil International Finance B.V. (Russia)[6], 3.416%, 4/24/2018	735,000	$724,122
Northern Tier Energy LLC - Northern Tier Finance Corp.[6], 7.125%, 11/15/2020	925,000	927,313
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	840,000	861,000
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	3,125,000	3,111,984
Petroleos Mexicanos (Mexico)[6], 3.50%, 7/18/2018	2,000,000	2,035,000
Sabine Pass Liquefaction LLC[6], 5.625%, 2/1/2021	1,080,000	1,065,150

		14,532,744

Total Energy		25,007,166

Financials - 14.7%
Capital Markets - 4.2%
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	4,045,000	4,146,125
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	5,171,122
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	5,710,000	5,948,729
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	788,692
Goldman Sachs Capital II7, 4.00%, 6/1/2043	1,215,000	958,331
Goldman Sachs Group, Inc., 3.625%, 2/7/2016	4,400,000	4,616,242
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	5,340,000	5,276,037
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,510,000	2,860,260
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,714,666
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	125,000	134,844
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020	870,000	878,700
Jefferies Group LLC, 8.50%, 7/15/2019	2,900,000	3,564,158
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,125,339
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,030,000	1,208,853
Morgan Stanley, 3.80%, 4/29/2016	5,020,000	5,269,263
Morgan Stanley, 2.125%, 4/25/2018	5,495,000	5,319,748
Morgan Stanley, 7.30%, 5/13/2019	940,000	1,114,295
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,678,670
Morgan Stanley, 5.75%, 1/25/2021	2,965,000	3,298,610

		62,072,684

8

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks - 3.4%
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	EUR 200,000	$268,390
Bank of Montreal (Canada)[6], 1.95%, 1/30/2017	6,730,000	6,889,501
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	4,045,000	4,188,998
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP 495,000	826,413
BBVA Bancomer S.A. (Mexico)[6], 6.75%, 9/30/2022	1,655,000	1,758,437
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	1,231,000	1,270,696
Commonwealth Bank of Australia (Australia)[6], 0.75%, 1/15/2016	1,685,000	1,676,407
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD 390,000	375,625
HSBC Bank plc (United Kingdom)[6], 1.50%, 5/15/2018	1,605,000	1,556,341
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	1,385,000	1,373,057
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	1,425,000	1,444,366
Lloyds TSB Bank plc (United Kingdom)[6], 6.50%, 9/14/2020	1,125,000	1,219,894
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,402,186
National Australia Bank, Ltd. (Australia)[6], 1.25%, 3/8/2018	1,975,000	1,911,038
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	4,650,000	4,801,134
National City Corp., 6.875%, 5/15/2019	2,485,000	2,977,420
PNC Bank National Association, 5.25%, 1/15/2017	545,000	607,377
Provident Funding Associates LP - PFG Finance Corp.[6], 6.75%, 6/15/2021	580,000	587,250
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD 295,000	293,360
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD 470,000	468,728
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	1,790,000	1,757,932
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 450,000	460,717
Santander Holdings USA, Inc., 4.625%, 4/19/2016	365,000	387,861
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016	2,300,000	2,337,260
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,355,957
Wells Fargo & Co., 1.50%, 1/16/2018	4,315,000	4,216,178
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	1,365,000	1,306,725
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD 400,000	385,495

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Westpac Banking Corp. (Australia)[6], 1.25%, 12/15/2017	1,625,000	$1,582,425

		50,687,168

Consumer Finance - 1.0%
American Express Co., 2.65%, 12/2/2022	6,464,000	6,047,932
American Express Co.[7], 6.80%, 9/1/2066	950,000	1,014,125
Capital One Bank USA National Association, 3.375%, 2/15/2023	1,905,000	1,799,362
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,855,063
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	367,111
Credit Acceptance Corp., 9.125%, 2/1/2017	520,000	555,100
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	135,769
John Deere Capital Corp., 5.75%, 9/10/2018	2,055,000	2,400,450

		14,174,912

Diversified Financial Services - 3.0%
Bank of America Corp., 6.50%, 8/1/2016	1,900,000	2,153,040
Bank of America Corp., 5.75%, 8/15/2016	1,135,000	1,243,109
Bank of America Corp., 3.30%, 1/11/2023	610,000	574,263
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	101,878
Citigroup, Inc., 5.85%, 8/2/2016	2,000,000	2,231,440
Citigroup, Inc., 8.50%, 5/22/2019	5,344,000	6,818,003
CME Group, Inc., 3.00%, 9/15/2022	2,480,000	2,362,758
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	910,000	882,700
CNH Capital LLC, 6.25%, 11/1/2016	500,000	546,250
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	840,202
General Electric Capital Corp., 5.625%, 5/1/2018	4,100,000	4,712,327
General Electric Capital Corp., 5.50%, 1/8/2020	4,985,000	5,651,146
ING US, Inc.[6], 2.90%, 2/15/2018	85,000	84,780
ING US, Inc.[6], 5.50%, 7/15/2022	1,165,000	1,257,694
JPMorgan Chase & Co., 3.15%, 7/5/2016	4,025,000	4,221,388
JPMorgan Chase & Co., 1.625%, 5/15/2018	4,370,000	4,225,388
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,448,707

9

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 7.375%, 10/1/2017	930,000	$960,225
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[6], 7.25%, 1/15/2018	590,000	607,700
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	985,000	1,024,400

		44,947,398

Insurance - 1.1%
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,028,999
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,195,575
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,588,516
Genworth Holdings, Inc., 7.625%, 9/24/2021	3,410,000	4,092,150
Genworth Holdings, Inc.[7], 6.15%, 11/15/2066	595,000	525,087
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,437,248

		15,867,575

Real Estate Investment Trusts (REITS) - 2.0%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	637,576
BioMed Realty LP, 3.85%, 4/15/2016	950,000	999,809
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,639,766
Boston Properties LP, 5.625%, 11/15/2020	410,000	465,715
Camden Property Trust, 5.70%, 5/15/2017	705,000	787,400
Corporate Office Properties LP6, 3.60%, 5/15/2023	1,500,000	1,389,198
Corrections Corp. of America, 4.125%, 4/1/2020	870,000	843,900
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,392,228
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,315,711
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,095,237
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	353,002
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	1,505,000	1,396,696
National Retail Properties, Inc., 3.30%, 4/15/2023	1,280,000	1,184,796
Simon Property Group LP, 10.35%, 4/1/2019	1,315,000	1,827,424

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	$2,064,631
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,052,593

		29,445,682

Total Financials		217,195,419

Health Care - 0.9%
Biotechnology - 0.3%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,799,994

Health Care Equipment & Supplies - 0.2%
Alere, Inc.[6], 6.50%, 6/15/2020	640,000	654,400
CR Bard, Inc., 4.40%, 1/15/2021	905,000	964,477
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	635,000	701,675
Fresenius Medical Care US Finance, Inc. (Germany)[6], 6.50%, 9/15/2018	445,000	490,613
Fresenius US Finance II, Inc. (Germany)[6], 9.00%, 7/15/2015	605,000	671,550

		3,482,715

Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,341,560
Tenet Healthcare Corp.[6], 4.50%, 4/1/2021	910,000	848,575

		2,190,135

Pharmaceuticals - 0.2%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	1,275,000	1,470,426
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	1,120,000	1,159,200
VPII Escrow Corp.[6], 6.75%, 8/15/2018	405,000	427,275

		3,056,901

Total Health Care.		13,529,745

Industrials - 1.5%
Aerospace & Defense - 0.3%
Bombardier, Inc. (Canada)[6], 4.25%, 1/15/2016	545,000	565,437
Bombardier, Inc. (Canada)[6], 6.125%, 1/15/2023	940,000	961,150
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	545,000	515,025
Erickson Air-Crane, Inc.[6], 8.25%, 5/1/2020	620,000	626,200
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,183,416

		3,851,228

Air Freight & Logistics - 0.1%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	585,000	605,475

10

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics (continued)
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	335,000	$345,070
FedEx Corp., 8.00%, 1/15/2019	570,000	719,644

		1,670,189

Airlines - 0.4%
American Airlines Pass-Through Trust, Series 2013-2, Class A6, 4.95%, 1/15/2023	2,205,000	2,224,404
Aviation Capital Group Corp.[6], 4.625%, 1/31/2018	540,000	542,340
Aviation Capital Group Corp.[6], 6.75%, 4/6/2021	775,000	828,900
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	515,000	530,450
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	303,050
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,241,360
United Continental Holdings, Inc., 6.375%, 6/1/2018	605,000	611,050

		6,281,554

Commercial Services & Supplies - 0.0%**
Clean Harbors, Inc., 5.25%, 8/1/2020	600,000	615,000

Industrial Conglomerates - 0.2%
General Electric Co., 5.25%, 12/6/2017	550,000	627,036
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	1,390,000	1,477,425

		2,104,461

Machinery - 0.1%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	780,000	854,100
Joy Global, Inc., 5.125%, 10/15/2021	110,000	116,024

		970,124

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	605,000	634,494

Professional Services - 0.0%**
FTI Consulting, Inc., 6.00%, 11/15/2022	545,000	557,944

Road & Rail - 0.2%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	1,030,000	1,069,123
Union Pacific Corp., 5.65%, 5/1/2017	815,000	923,475
Union Pacific Corp., 7.875%, 1/15/2019	495,000	636,001

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 2.95%, 1/15/2023	600,000	$576,302

		3,204,901

Trading Companies & Distributors - 0.1%
International Lease Finance Corp., 5.625%, 9/20/2013	630,000	631,575
International Lease Finance Corp., 6.25%, 5/15/2019	455,000	480,025
Rexel S.A. (France)[6], 5.25%, 6/15/2020	870,000	865,650

		1,977,250

Total Industrials		21,867,145

Information Technology - 0.8%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	500,000	531,250
ViaSat, Inc., 6.875%, 6/15/2020	555,000	589,687

		1,120,937

Computers & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/3/2023	645,000	591,697
EMC Corp., 2.65%, 6/1/2020	2,845,000	2,821,534
Hewlett-Packard Co., 4.75%, 6/2/2014	2,310,000	2,379,496
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	912,846

		6,705,573

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc., 6.625%, 5/15/2019	460,000	556,754
CPI International, Inc., 8.00%, 2/15/2018	575,000	590,813

		1,147,567

IT Services - 0.1%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,440,333

Semiconductors & Semiconductor Equipment - 0.0%**
Magnachip Semiconductor Corp. (South Korea)[6], 6.625%, 7/15/2021	605,000	603,487

Software - 0.1%
Audatex North America, Inc.[6], 6.00%, 6/15/2021	870,000	885,225
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[6], 9.25%, 1/15/2018	540,000	556,200

		1,441,425

Total Information Technology		12,459,322

11

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 1.4%
Chemicals - 0.2%
Eastman Chemical Co., 3.60%, 8/15/2022	1,205,000	$1,182,804
Nufarm Australia Ltd. (Australia)[6], 6.375%, 10/15/2019	1,060,000	1,062,650
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[6], 6.50%, 4/15/2021	950,000	947,625
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[6], 8.75%, 2/1/2019	545,000	540,913

		3,733,992

Metals & Mining - 0.8%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,550,000	1,636,278
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,529,612
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	2,435,000	2,390,091
Freeport-McMoRan Copper & Gold, Inc.[6], 2.375%, 3/15/2018	110,000	104,224
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,315,000	1,188,195
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,170,000	1,253,256
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,585,000	1,584,586
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[6], 8.75%, 11/15/2019	540,000	560,250
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,233,888

		11,480,380

Paper & Forest Products - 0.4%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,350,258
International Paper Co., 7.50%, 8/15/2021	1,410,000	1,752,206
Smurfit Kappa Acquisitions (Ireland)[6], 4.875%, 9/15/2018	1,645,000	1,640,887

		5,743,351

Total Materials		20,957,723

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.6%
Digicel Ltd. (Jamaica)[6], 6.00%, 4/15/2021	905,000	886,900
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	490,000	515,725
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	2,450,000	2,420,326
UPCB Finance VI Ltd. (Netherlands)[6], 6.875%, 1/15/2022	1,135,000	1,203,100

	PRINCIPAL AMOUNT5 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 8.75%, 11/1/2018	1,658,000	$2,167,454
Windstream Corp., 7.50%, 6/1/2022	1,030,000	1,060,900

		8,254,405

Wireless Telecommunication Services - 0.5%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,043,672
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,040,000	1,180,922
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	333,000	354,293
SBA Tower Trust[6], 5.101%, 4/17/2017	575,000	628,851
SBA Tower Trust[6], 2.933%, 12/15/2017	1,680,000	1,697,793
SBA Tower Trust[6], 3.598%, 4/15/2018	1,500,000	1,486,885

		7,392,416

Total Telecommunication Services		15,646,821

Utilities - 0.2%
Electric Utilities - 0.1%
System Energy Resources, Inc., 4.10%, 4/1/2023	1,180,000	1,171,279

Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	1,555,000	1,720,013
NRG Energy, Inc., 7.875%, 5/15/2021	545,000	599,500

		2,319,513

Total Utilities		3,490,792

Total Non-Convertible Corporate Bonds (Identified Cost $365,555,952)		374,597,584

TOTAL CORPORATE BONDS (Identified Cost $366,515,015)		375,603,568

MUTUAL FUNDS - 0.0%**
iShares India 50 ETF	11,200	241,696
PowerShares India Portfolio	14,700	239,757

TOTAL MUTUAL FUNDS (Identified Cost $551,803)		481,453

ASSET-BACKED SECURITIES - 0.2%
Americredit Automobile Receivables
Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	775,000	770,372
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,216,752	1,254,788
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	525,000	524,782

12

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	335,000	$355,464
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	690,000	727,832

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,540,923)		3,633,238

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	329,642	344,547
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A6, 2.959%, 12/10/2030	840,000	791,351
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[7], 5.918%, 5/10/2045	1,005,000	1,105,216
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,240,788
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,157,900
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[7], 5.901%, 9/11/2038	765,000	843,146
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,276,724
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	540,000	569,835
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.393%, 7/15/2044	1,060,000	1,139,690
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	379,201	393,689
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,170,000	1,092,693
Commercial Mortgage Trust, Series 2006-GG7, Class A4[7], 6.056%, 7/10/2038	600,000	664,191
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[6,7], 2.50%, 5/25/2043	2,077,791	1,919,204
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	1,998,028	1,878,454
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	524,869	555,905
Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	1,875,000	1,817,878

	PRINCIPAL AMOUNT[5]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,630,000	$1,520,420
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,545,000	1,529,287
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,687,069
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.436%, 7/25/2048	750,000	765,090
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.936%, 4/25/2044	885,000	918,688
FREMF Mortgage Trust, Series 2013-K502, Class B6,7, 2.842%, 3/25/2045	2,135,000	2,095,855
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,003,962	1,064,653
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.419%, 1/12/2043	1,750,000	1,885,273
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.367%, 12/15/2044	475,000	512,810
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 6.056%, 4/15/2045	1,670,000	1,843,411
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/25/2043	1,800,227	1,733,003
JP Morgan Mortgage Trust, Series 2013-2, Class A2[6,7], 3.50%, 5/25/2043	1,982,133	1,940,312
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	270,658	277,524
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	409,379	435,361
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	800,000	846,409
Motel 6 Trust, Series 2012-MTL6, Class A2[6], 1.948%, 10/5/2025	1,170,000	1,151,867
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045	115,000	124,882
Sequoia Mortgage Trust, Series 2013-2, Class A1[7], 1.874%, 2/25/2043	1,615,423	1,424,630
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043	1,340,742	1,265,489
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043	1,843,851	1,701,049

13

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028		350,000	$365,388
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.414%, 10/15/2044		541,322	580,493
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045		850,000	945,383
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043		545,000	580,986
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		2,230,000	2,109,009
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044		940,000	992,983
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,945,488

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $50,119,084)			49,034,023

FOREIGN GOVERNMENT BONDS - 2.8%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,594,759
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		800,000	1,044,000
Canada Housing Trust No. 1 (Canada)[6], 4.10%, 12/15/2018	CAD	390,000	414,666
Chile Government Bond (Chile), 3.25%, 9/14/2021		1,450,000	1,423,175
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	IDR	3,719,000,000	343,518
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	432,152
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	300,000	438,777
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	910,788
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,097,767
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	630,000	847,007
Italy Buoni Poliennali Del Tesoro (Italy)[6], 5.00%, 3/1/2025	EUR	495,000	684,471
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	1,035,749
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	JPY	58,300,000	610,467
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	71,500,000	730,324
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	950,000,000	868,384
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,535,000	474,816

	PRINCIPAL AMOUNT[5]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	$1,008,434
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	2,221,346
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	507,038
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	325,804
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.20%, 10/15/2016	EUR	190,000	246,102
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.80%, 6/15/2020	EUR	175,000	214,147
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.95%, 10/25/2023	EUR	185,000	221,059
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 5.65%, 2/15/2024	EUR	350,000	432,960
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		2,250,000	2,535,727
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,800,000	4,319,460
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,267,240
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,900,000	7,794,240
Russian Foreign Bond - Eurobond (Russia)[6], 5.00%, 4/29/2020		600,000	649,500
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	711,753
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	453,291
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	515,000	682,734
Spain Government Bond (Spain)[6], 5.40%, 1/31/2023	EUR	4760,000	1,070,125
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	600,000	803,161
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	THB	13,640,000	426,844
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	578,807
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	849,855

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $41,299,933)			41,270,447

U.S. GOVERNMENT AGENCIES - 18.8%
Mortgage-Backed Securities - 9.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,737,489	1,892,042
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		125,836	136,140
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		159,902	175,487
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,117,162	1,217,042

14

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	205,499	$225,523
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,945,277	2,117,783
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	119,097	129,432
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	1,371,285	1,412,020
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	1,667,584	1,717,078
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027	1,619,415	1,667,415
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027	271,417	279,479
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027	639,015	670,208
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	1,948,397	2,006,348
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	1,576,171	1,623,012
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	425,545	438,450
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027	1,328,786	1,368,232
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	534,698	550,950
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	159,035	163,904
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	184,901	190,510
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	515,224	530,856
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	146,049	150,480
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	423,913	445,219
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	345,068	355,534
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	149,661	154,265
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	734,080	770,947
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	538,471	554,868
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,127,814	1,162,043
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	786,413	809,790
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	155,893	160,688
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	251,494	259,147
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	781,916	805,691
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	392,795	404,728

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	599,513	$617,801
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	192,561	198,414
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	188,420	197,899
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	301,440	310,606
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	314,083	323,638
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	2,689,569	2,927,666
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	468,743	513,316
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	747,963	814,131
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	926,985	1,015,133
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,825,406	3,094,077
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,955,800	2,137,943
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	2,077,707	2,273,591
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	1,295,310	1,416,144
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	5,605,033	6,138,022
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,711,033	1,870,691
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	751,177	821,134
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	250,379	274,188
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	1,222,086	1,330,198
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,340,983	2,480,369
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	622,655	677,738
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,226,400	3,418,504
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	4,268,938	4,666,503
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	2,692,402	2,943,979
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	5,056,820	5,527,760
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	2,756,442	3,018,555
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	6,891,656	7,533,474
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,023,536	2,144,020
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	831,997	882,863

15

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	618,180	$655,973
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,056,022	2,184,742
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	505,080	535,959
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	1,073,491	1,083,357
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	1,082,882	1,094,577
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,489,070	1,445,236
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	343,773	333,654
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	568,845	574,060
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	788,653	765,438
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	716,508	695,416
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	661,577	714,604
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	195,595	213,965
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	145,424	159,081
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	110,909	121,826
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	196,586	216,500
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	87,632	94,913
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	1,065,669	1,095,897
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	369,183	380,024
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	194,472	200,183
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	368,428	378,878
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	296,966	305,758
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	452,289	475,662
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	980,748	1,009,548
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	890,801	916,960
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	184,073	189,295
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	308,247	335,899
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	598,451	646,092
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	1,286,667	1,402,090

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,475,718	$1,608,099
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	2,681,509	2,899,665
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,379,276	1,489,077
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,430,996	1,545,278
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	4,480,991	4,843,987
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,066,519	1,154,687
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,930,200	2,083,858
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	3,377,579	3,560,170
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	760,438	820,974
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	708,065	764,433
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,064,335	1,159,813
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	625,483	681,593
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	347,275	349,579
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	958,290	964,897
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,493,557	1,371,407
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,842,373	1,691,695
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	768,135	743,252
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	1,434,281	1,444,242
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	1,434,279	1,443,789
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	860,480	866,170
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	573,035	576,824
Ginnie Mae, Pool #286310, 9.00%, 2/15/2020	493	502
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,360	1,384

Total Mortgage-Backed Securities (Identified Cost $134,863,656)		134,404,630

Other Agencies - 9.7%
Fannie Mae, 5.25%, 9/15/2016	17,000,000	19,340,254
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,095,058
Fannie Mae, 0.875%, 8/28/2017	45,000,000	44,251,560
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,098,268
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,248,800
Freddie Mac, 2.375%, 1/13/2022	21,288,000	20,668,711

16

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 6.25%, 7/15/2032	14,957,000	$19,861,804

Total Other Agencies (Identified Cost $146,618,361)		143,564,455

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $281,482,017)		277,969,085

	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.6%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.04%, (Identified Cost $38,047,104)	38,047,104	$38,047,104

TOTAL INVESTMENTS - 100.0% (Identified Cost $1,360,859,467)		1,475,534,258
OTHER ASSETS, LESS LIABILITIES - 0.0%**		290,791

NET ASSETS - 100%		$1,475,825,049

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

THB - Thai Baht

*Non-income producing security.

**Less than 0.1%

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Canadian Stock Exchange.

3 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4 The rate shown is a fixed rate as of July 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5 Amount is stated in USD unless otherwise noted.

6 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $124,162,859 or 8.4%, of the Series’ net assets as of July 31, 2013.

7 The coupon rate is floating and is the effective rate as of July 31, 2013.

8 Rate shown is the current yield as of July 31, 2013.

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,361,201,194
Unrealized appreciation	141,556,539
Unrealized depreciation	(27,223,475)

Net unrealized appreciation	$114,333,064

17

Investment Portfolio - July 31, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Consumer Discretionary	$115,614,134	$98,777,641	$16,836,493	$—
Consumer Staples	70,934,105	26,805,255	44,128,850	—
Energy	102,238,896	100,487,473	1,751,423	—
Financials	58,841,556	51,652,286	7,189,270	—
Health Care	67,174,887	54,989,247	12,185,640	—
Industrials	52,065,447	41,956,588	10,108,859	—
Information Technology	162,230,394	154,489,850	7,740,544	—
Materials	36,380,700	26,616,142	9,764,558	—
Telecommunication Services	9,859,698	749,144	9,110,554	—
Utilities	7,340,571	7,260,973	79,598	—
Preferred Securities:
Financials	6,814,952	6,814,952	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	277,969,085	—	277,969,085	—
Corporate Debt:
Consumer Discretionary	37,736,312	—	37,736,312	—
Consumer Staples	6,707,139	—	6,707,139	—
Energy	25,007,166	—	25,007,166	—
Financials	217,195,419	—	217,195,419	—
Health Care	13,529,745	—	13,529,745	—
Industrials	21,867,145	—	21,867,145	—
Information Technology	12,459,322	—	12,459,322	—
Materials	20,957,723	—	20,957,723	—
Telecommunication Services	15,646,821	—	15,646,821	—
Utilities	3,490,792	—	3,490,792	—
Convertible corporate debt:
Financials	1,005,984	—	1,005,984	—
Asset-backed securities	3,633,238	—	3,633,238	—
Commercial mortgage-backed securities	49,034,023	—	49,034,023	—
Foreign government bonds	41,270,447	—	41,270,447	—
Mutual funds	38,528,557	38,528,557	—	—

Total assets	$1,475,534,258	$609,128,108	$866,406,150	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

18

Investment Portfolio - July 31, 2013

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

19

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS - 61.5%
Consumer Discretionary - 10.3%
Auto Components - 0.2%
BorgWarner, Inc.	1,690	$161,277
F.C.C. Co. Ltd. (Japan)[1]	11,600	270,008
Hankook Tire Co. Ltd. (South Korea)[1]	14,537	777,610
Mando Corp. (South Korea)[1]	2,100	220,499
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	12,300	309,599
Nissin Kogyo Co. Ltd. (Japan)[1]	16,600	311,078

		2,050,071

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,500	310,160
Tesla Motors, Inc.*	8,320	1,117,210
Toyota Motor Corp. (Japan)[1]	6,500	395,529

		1,822,899

Distributors - 0.0%**
Inchcape plc (United Kingdom)[1]	41,800	362,661

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes S.A. (Brazil)	105,870	636,236

Hotels, Restaurants & Leisure - 1.2%
Accor S.A. (France)[1]	206,730	7,792,451
Arcos Dorados Holdings, Inc. (Argentina)	14,150	170,649
BJ’s Restaurants, Inc.*	12,270	437,303
Hyatt Hotels Corp. - Class A*	6,130	277,383
InterContinental Hotels Group plc (United Kingdom)[1]	21,998	638,336
Orient-Express Hotels Ltd. - ADR - Class A*	54,290	679,168
Yum! Brands, Inc.	107,730	7,855,672

		17,850,962

Household Durables - 0.2%
DR Horton, Inc.	25,760	517,776
Lennar Corp. - Class A	21,820	739,043
LG Electronics, Inc. (South Korea)[1]	6,950	450,830
NVR, Inc.*	390	360,984
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	333,434
Toll Brothers, Inc.*	16,080	528,550

		2,930,617

Internet & Catalog Retail - 0.3%
HomeAway, Inc.*	37,820	1,138,760
Ocado Group plc (United Kingdom)*[1]	268,930	1,258,021
Shutterfly, Inc.*	28,410	1,522,492

		3,919,273

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Leisure Equipment & Products - 0.0%**
Nikon Corp. (Japan)[1]	8,700	$181,604

Media - 7.8%
British Sky Broadcasting Group plc (United Kingdom)[1]	42,700	537,927
DIRECTV*	377,270	23,869,873
Imax Corp. (Canada)*	22,990	578,888
Mediaset Espana Comunicacion S.A. (Spain)*[1]	138,120	1,438,578
ProsiebenSat.1 Media AG (Germany)[1]	2,470	101,141
Reed Elsevier plc - ADR (United Kingdom)	7,379	382,380
Societe Television Francaise 1 (France)[1]	37,580	556,191
Starz - Class A*	409,850	9,250,315
Time Warner, Inc.	322,640	20,087,566
Twenty-First Century Fox, Inc.	369,760	11,048,429
Valassis Communications, Inc.	20,250	579,758
Viacom, Inc. - Class B	305,840	22,255,977
The Walt Disney Co.	320,360	20,711,274
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	942,422

		112,340,719

Multiline Retail - 0.0%**
Marks & Spencer Group plc (United Kingdom)[1]	43,190	315,822

Specialty Retail - 0.3%
Aeropostale, Inc.*	16,810	254,335
American Eagle Outfitters, Inc.	15,610	306,580
Belle International Holdings Ltd. (Hong Kong)[1]	258,000	372,026
Chico’s FAS, Inc.	14,240	243,931
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	237,000	116,914
Dick’s Sporting Goods, Inc.	14,770	759,326
Group 1 Automotive, Inc.	3,980	289,704
Groupe Fnac S.A. (France)*[1]	279	6,267
Hennes & Mauritz AB - Class B (Sweden)[1]	8,390	313,547
Komeri Co. Ltd. (Japan)[1]	7,100	174,788
Penske Automotive Group, Inc.	8,850	329,043
Rent-A-Center, Inc.	8,130	325,119
Select Comfort Corp.*	5,580	127,503
Sonic Automotive, Inc. - Class A	14,490	320,809

		3,939,892

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG (Germany)[1]	5,220	581,849
Burberry Group plc (United Kingdom)[1]	14,910	347,565

1

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Daphne International Holdings Ltd. (China)[1]	384,000	$273,598
Hugo Boss AG (Germany)[1]	2,490	289,101
Kering (France)[1]	2,230	511,416

		2,003,529

Total Consumer Discretionary		148,354,285

Consumer Staples - 6.6%
Beverages - 1.3%
Anheuser-Busch InBev N.V. (Belgium)[1]	151,070	14,527,140
C&C Group plc (Ireland)*[1]	111,070	619,281
Carlsberg A/S - Class B (Denmark)[1]	6,750	668,524
Cia Cervecerias Unidas S.A. - ADR (Chile)	12,175	331,038
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	17,480	660,394
Diageo plc (United Kingdom)[1]	31,790	996,268
Kirin Holdings Co. Ltd. (Japan)[1]	37,900	560,356
SABMiller plc (United Kingdom)[1]	3,040	149,009
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	671,969

		19,183,979

Food & Staples Retailing - 0.3%
Carrefour S.A. (France)[1]	29,877	915,357
Casino Guichard-Perrachon S.A. (France)[1]	3,380	348,062
Distribuidora Internacional de
Alimentacion S.A. (Spain)[1]	73,750	610,299
The Fresh Market, Inc.*	2,580	136,172
Koninklijke Ahold N.V. (Netherlands)[1]	16,310	268,705
Tesco plc (United Kingdom)[1]	236,040	1,319,457
Whole Foods Market, Inc.	6,160	342,373

		3,940,425

Food Products - 4.0%
Annie’s, Inc.*	1,930	79,728
Barry Callebaut AG (Switzerland)[1]	500	484,473
Charoen Pokphand Foods PCL (Thailand)[1]	587,970	526,500
Danone S.A. (France)[1]	6,860	543,283
Glanbia plc (Ireland)[1]	11,630	152,399
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	633,793
Kraft Foods Group, Inc.	114,300	6,467,094
M Dias Branco S.A. (Brazil)	6,800	274,373
Mondelez International, Inc. - Class A	342,900	10,722,483
Nestle S.A. (Switzerland)[1]	325,130	22,005,661
Unilever plc - ADR (United Kingdom)	400,575	16,275,362

		58,165,149

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	10,300	$733,267

Personal Products - 0.0%**
Beiersdorf AG (Germany)[1]	1,770	163,680
Kao Corp. (Japan)[1]	13,600	435,502
Natura Cosmeticos S.A. (Brazil)	5,100	102,007

		701,189

Tobacco - 0.9%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	209,846
Imperial Tobacco Group plc (United Kingdom)[1]	344,570	11,565,554
Swedish Match AB (Sweden)[1]	17,160	641,807

		12,417,207

Total Consumer Staples		95,141,216

Energy - 9.0%
Energy Equipment & Services - 3.5%
Anton Oilfield Services Group (China)[1]	100,000	62,193
Baker Hughes, Inc.	269,810	12,797,088
Bourbon S.A. (France)[1]	2,904	78,856
Calfrac Well Services Ltd. (Canada)	23,860	790,997
Cameron International Corp.*	123,980	7,352,014
CARBO Ceramics, Inc.	2,220	195,049
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	11,088	279,920
Core Laboratories N.V. - ADR	1,010	151,096
Fugro N.V. (Netherlands)[1]	2,450	149,431
Gulfmark Offshore, Inc. - Class A	3,640	179,270
ION Geophysical Corp.*	31,400	193,110
Key Energy Services, Inc.*	15,990	101,377
National Oilwell Varco, Inc.	1,710	119,991
Petroleum Geo-Services ASA (Norway)[1]	19,000	255,349
Prosafe SE (Norway)[1]	14,980	150,155
Schlumberger Ltd.	187,380	15,239,615
SPT Energy Group, Inc. (China)[1]	148,000	87,855
Trican Well Service Ltd. (Canada)	50,350	741,205
Weatherford International Ltd. - ADR*	840,320	11,730,867

		50,655,438

Oil, Gas & Consumable Fuels - 5.5%
Apache Corp.	47,250	3,791,813
Cameco Corp. (Canada)	23,120	469,798
Cloud Peak Energy, Inc.*	57,190	916,756
Encana Corp. (Canada)	24,860	435,547
EOG Resources, Inc.	41,490	6,036,380
Hess Corp.	656,811	48,906,147

2

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy Corp. (Colombia)	17,080	$332,088
Paladin Energy Ltd. (Australia)*[2]	187,520	167,967
Paladin Energy Ltd. (Australia)*[1]	504,780	453,409
Peabody Energy Corp.	444,400	7,359,264
Range Resources Corp.	105,730	8,363,243
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	327,143
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	651,295
Statoil ASA (Norway)[1]	14,880	322,995
Talisman Energy, Inc. (Canada)	47,460	537,858
Whitehaven Coal Ltd. (Australia)[1]	50,000	88,321

		79,160,024

Total Energy		129,815,462

Financials - 4.8%
Capital Markets - 0.0%**
Daiwa Securities Group, Inc. (Japan)[1]	60,000	508,992

Commercial Banks - 0.2%
Cathay General Bancorp.	18,390	436,946
Hong Leong Financial Group Berhad (Malaysia)[1]	153,070	659,285
HSBC Holdings plc (United Kingdom)[1]	40,950	464,927
ICICI Bank Ltd. - ADR (India)	9,550	313,049
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	648,468

		2,522,675

Consumer Finance - 0.1%
DFC Global Corp.*	39,240	607,828

Diversified Financial Services - 1.3%
JSE Ltd. (South Africa)[1]	141,470	1,155,937
MarketAxess Holdings, Inc.	9,880	510,796
McGraw-Hill Financial, Inc.	278,670	17,238,526

		18,905,259

Insurance - 0.4%
Admiral Group plc (United Kingdom)[1]	13,380	285,687
Allianz SE (Germany)[1]	9,660	1,505,335
AXA S.A. (France)[1]	4,550	100,289
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	164,500	1,594,273
Mapfre S.A. (Spain)[1]	282,140	1,032,774
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	785,357
Zurich Insurance Group AG (Switzerland)[1]	1,910	514,494

		5,818,209

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.8%
Agree Realty Corp.	8,100	$244,296
Alexandria Real Estate Equities, Inc.	43,250	2,962,625
Alstria Office REIT AG (Germany)[1]	53,410	625,277
American Assets Trust, Inc.	13,520	438,048
American Campus Communities, Inc.	16,140	619,938
Apartment Investment & Management Co. - Class A	14,030	412,201
Associated Estates Realty Corp.	33,230	507,754
AvalonBay Communities, Inc.	2,220	300,455
BioMed Realty Trust, Inc.	200,480	4,141,917
Boston Properties, Inc.	9,460	1,011,747
Camden Property Trust	6,960	490,958
Cedar Realty Trust, Inc.	38,840	215,174
Coresite Realty Corp.	25,980	882,281
Corporate Office Properties Trust	139,880	3,564,142
CubeSmart	34,780	563,436
Digital Realty Trust, Inc.	55,420	3,064,172
DuPont Fabros Technology, Inc.	176,380	4,040,866
Education Realty Trust, Inc.	37,860	357,020
Equity Lifestyle Properties, Inc.	11,080	426,469
Equity One, Inc.	19,330	447,296
Equity Residential	4,840	271,040
General Growth Properties, Inc.	31,930	662,228
HCP, Inc.	18,280	801,944
Health Care REIT, Inc.	18,460	1,190,485
Healthcare Realty Trust, Inc.	10,870	279,468
Healthcare Trust of America, Inc.*	46,150	505,343
Home Properties, Inc.	11,420	728,710
Host Hotels & Resorts, Inc.	56,824	1,014,877
Kimco Realty Corp.	39,340	887,117
Land Securities Group plc (United Kingdom)[1]	8,840	127,789
The Macerich Co.	4,530	281,087
Mack-Cali Realty Corp.	25,420	611,605
Mid-America Apartment Communities, Inc.	9,683	654,087
National Retail Properties, Inc.	16,210	567,188
Pebblebrook Hotel Trust	53,840	1,434,836
Public Storage	2,660	423,525
Realty Income Corp.	7,300	316,893
Simon Property Group, Inc.	9,050	1,448,543
Sovran Self Storage, Inc.	14,860	1,026,826
Taubman Centers, Inc.	3,800	278,236
UDR, Inc.	34,130	854,615
Unibail-Rodamco SE (France)[1]	1,490	362,021
Vornado Realty Trust	1,740	147,569

		40,192,104

3

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development - 0.0%**
General Shopping Brasil S.A. (Brazil)*	127,160	$454,830

Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	11,235	310,481

Total Financials		69,320,378

Health Care - 6.3%
Biotechnology - 0.9%
Green Cross Corp. (South Korea)[1]	13,776	1,606,401
Incyte Corp. Ltd.*	33,550	785,406
Myriad Genetics, Inc.*	345,950	10,264,337
Seattle Genetics, Inc.*	34,480	1,397,130

		14,053,274

Health Care Equipment & Supplies - 1.8%
Becton, Dickinson and Co.	108,520	11,255,694
BioMerieux (France)[1]	14,810	1,514,731
Carl Zeiss Meditec AG (Germany)[1]	13,920	471,707
GN Store Nord A/S (Denmark)[1]	41,330	854,537
HeartWare International, Inc.*	12,170	1,124,751
Insulet Corp.*	54,990	1,753,631
Mindray Medical International Ltd. - ADR (China)	36,620	1,499,589
Neogen Corp.*	10,420	588,522
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,696,000	1,601,658
Sirona Dental Systems, Inc.*	18,580	1,311,748
Sonova Holding AG (Switzerland)[1]	5,880	648,948
Straumann Holding AG (Switzerland)[1]	4,169	627,182
Teleflex, Inc.	7,050	559,982
Thoratec Corp.*	27,720	908,939
Volcano Corp.*	66,170	1,321,415

		26,043,034

Health Care Providers & Services - 0.2%
Diagnosticos da America S.A. (Brazil)	150,090	798,033
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	3,310	209,008
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,780	464,979
Life Healthcare Group Holdings Ltd. (South Africa)[1]	27,120	98,823
Odontoprev S.A. (Brazil)	49,950	205,812
Qualicorp S.A. (Brazil)*	116,760	849,080
Sonic Healthcare Ltd. (Australia)[1]	15,960	205,382

		2,831,117

Health Care Technology - 1.3%
Cerner Corp.*	355,510	17,419,990

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology (continued)
Greenway Medical Technologies, Inc.*	99,970	$1,156,653

		18,576,643

Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)[1]	4,250	247,528
Lonza Group AG (Switzerland)[1]	10,170	782,774
QIAGEN N.V. (Netherlands)*[1]	10,190	209,359
QIAGEN N.V. - ADR (Netherlands)*	348,009	7,273,388

		8,513,049

Pharmaceuticals - 1.5%
AstraZeneca plc (United Kingdom)[1]	2,540	128,844
AstraZeneca plc - ADR (United Kingdom)	16,540	838,909
Bayer AG (Germany)[1]	13,685	1,590,680
GlaxoSmithKline plc (United Kingdom)[1]	16,925	433,006
Johnson & Johnson	172,790	16,155,865
Shire plc (Ireland)[1]	21,165	772,136
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	133,782
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	388,663
UCB S.A. (Belgium)[1]	15,270	879,260

		21,321,145

Total Health Care		91,338,262

Industrials - 5.2%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	245,810	14,655,192

Airlines - 0.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	162,270	576,059
Ryanair Holdings plc - ADR (Ireland)	15,080	776,922
Spirit Airlines, Inc.*	34,340	1,134,937
US Airways Group, Inc.*	64,670	1,251,365

		3,739,283

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	12,870	348,900
Interface, Inc.	6,620	125,714
Tomra Systems ASA (Norway)[1]	65,630	601,415

		1,076,029

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,120	443,445
Alstom S.A. (France)[1]	21,220	718,049
Nexans S.A. (France)[1]	3,200	170,335
Osram Licht AG (Germany)*[1]	2,010	78,348

4

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Electrical Equipment (continued)
Polypore International, Inc.*	23,390	$982,146
Prysmian S.p.A. (Italy)[1]	7,280	148,009
Schneider Electric S.A. (France)[1]	5,520	439,729

		2,980,061

Industrial Conglomerates - 0.2%
Siemens AG (Germany)[1]	20,100	2,207,614

Machinery - 2.5%
AGCO Corp.	5,970	335,813
Andritz AG (Austria)[1]	9,010	486,949
Briggs & Stratton Corp.	14,170	286,943
Caterpillar, Inc.	171,060	14,182,585
Deere & Co.	2,800	232,596
FANUC Corp. (Japan)[1]	9,000	1,362,713
Joy Global, Inc.	132,050	6,536,475
Kennametal, Inc.	7,580	328,517
KUKA AG (Germany)[1]	3,910	172,589
Pall Corp.	150,460	10,526,182
Pentair Ltd. - ADR	8,300	506,964
Titan International, Inc.	13,680	235,843
Trinity Industries, Inc.	7,500	295,275
Westport Innovations, Inc. - ADR (Canada)*	32,240	1,055,860
Xylem, Inc.	10,100	251,793

		36,797,097

Marine - 0.1%
Baltic Trading Ltd.	15,120	56,851
D/S Norden A/S (Denmark)[1]	8,840	323,367
Diana Shipping, Inc. - ADR (Greece)*	6,580	64,681
Mitsui OSK Lines Ltd. (Japan)[1]	14,000	53,834
Nippon Yusen Kabushiki Kaisha (Japan)[1]	21,000	58,142
Pacific Basin Shipping Ltd. (Hong Kong)[1]	120,000	64,785
Precious Shipping PCL (Thailand)[1]	362,900	191,636
Sinotrans Shipping Ltd. (China)[1]	998,500	239,252

		1,052,548

Professional Services - 0.6%
Adecco S.A. (Switzerland)[1]	130,540	8,299,654
ALS Ltd. (Australia)[1]	25,990	198,086
ALS Ltd. (Australia) - Rights*[1]	2,362	1,465
Experian plc (United Kingdom)[1]	27,980	524,658

		9,023,863

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	4,400	724,165
Fastenal Co.	4,470	219,075

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	32,600	$407,259
MSC Industrial Direct Co., Inc. - Class A	1,430	115,759

		1,466,258

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	86,400	677,825
Koninklijke Vopak N.V. (Netherlands)[1]	5,230	301,269
Malaysia Airports Holdings Berhad (Malaysia)[1]	520,010	1,080,415

		2,059,509

Total Industrials		75,057,454

Information Technology - 14.5%
Communications Equipment - 4.5%
Alcatel-Lucent - ADR (France)*	343,850	873,379
F5 Networks, Inc.*	11,200	982,912
Infinera Corp.*	146,540	1,598,751
Juniper Networks, Inc.*	1,353,876	29,338,493
Polycom, Inc.*	74,810	715,184
Qualcomm, Inc.	473,210	30,545,706
Riverbed Technology, Inc.*	56,950	890,698

		64,945,123

Computers & Peripherals - 4.3%
Apple, Inc.	49,640	22,462,100
EMC Corp.	1,522,200	39,805,530
Fusion-io, Inc.*	7,260	104,689
Stratasys Ltd.*	810	71,807

		62,444,126

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	236,000	1,581,002
Keyence Corp. (Japan)[1]	1,609	524,629
Rofin-Sinar Technologies, Inc.*	43,760	1,011,294

		3,116,925

Internet Software & Services - 1.5%
eBay, Inc.*	16,120	833,243
Google, Inc. - Class A*	16,720	14,840,672
LinkedIn Corp. - Class A*	8,210	1,673,116
LogMeIn, Inc.*	48,220	1,433,098
NHN Corp. (South Korea)[3]	2,800	731,513
SciQuest, Inc.*	34,130	841,646
Tencent Holdings Ltd. (China)[1]	34,600	1,566,273

		21,919,561

5

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 0.8%
Amdocs Ltd. - ADR	43,120	$1,658,826
Cap Gemini S.A. (France)[1]	18,060	987,773
InterXion Holding N.V. - ADR (Netherlands)*	3,040	76,517
VeriFone Systems, Inc.*	420,100	8,011,307
Wirecard AG (Germany)[1]	26,020	802,558

		11,536,981

Office Electronics - 0.0%**
Canon, Inc. (Japan)[1]	6,800	209,740

Semiconductors & Semiconductor Equipment - 0.2%
Samsung Electronics Co. Ltd. (South Korea)[1]	770	877,428
Skyworks Solutions, Inc.*	39,750	954,795
Tokyo Electron Ltd. (Japan)[1]	12,000	545,900

		2,378,123

Software - 3.0%
Aspen Technology, Inc.*	2,410	78,421
Autodesk, Inc.*	180,470	6,386,833
Aveva Group plc (United Kingdom)[1]	6,543	239,347
Electronic Arts, Inc.*	1,189,460	31,068,695
Fortinet, Inc.*	47,680	1,013,200
MICROS Systems, Inc.*	19,680	959,006
RealPage, Inc.*	48,360	974,938
SAP AG (Germany)[1]	16,750	1,227,300
Temenos Group AG (Switzerland)[1]	21,830	571,677

		42,519,417

Total Information Technology		209,069,996

Materials - 3.2%
Chemicals - 1.7%
BASF SE (Germany)[1]	6,070	537,976
Johnson Matthey plc (United Kingdom)[1]	5,190	223,944
Linde AG (Germany)[1]	6,790	1,307,980
Monsanto Co.	139,080	13,738,322
Syngenta AG (Switzerland)[1]	18,360	7,259,764
Tronox Ltd. - Class A	14,900	323,479
Umicore S.A. (Belgium)[1]	8,190	368,682
Yingde Gases Group Co., Ltd. (China)[1]	252,000	229,216

		23,989,363

Construction Materials - 0.0%**
CRH plc (Ireland)[1]	25,480	536,230
Holcim Ltd. (Switzerland)[1]	3,450	249,579

		785,809

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 1.5%
Alcoa, Inc.	2,561,640	$20,365,038
Alumina Ltd. (Australia)*[1]	282,210	245,631
Impala Platinum Holdings Ltd. (South Africa)[1]	28,580	280,719
Noranda Aluminum Holding Corp.	65,700	204,327
Norsk Hydro ASA (Norway)[1]	54,040	229,724

		21,325,439

Total Materials		46,100,611

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica S.A. - ADR (Spain)*	51,840	735,610
Telenor ASA (Norway)[1]	485,010	10,741,373
Telenor ASA - ADR (Norway)[3]	12,530	832,619
Vivendi S.A. (France)[1]	14,800	316,465
Ziggo N.V. (Netherlands)[1]	2,750	109,452

		12,735,519

Wireless Telecommunication Services - 0.0%**
America Movil SAB de C.V. - Class L - ADR (Mexico)	13,230	277,565
MTN Group Ltd. (South Africa)[1]	13,620	254,989

		532,554

Total Telecommunication Services		13,268,073

Utilities - 0.7%
Electric Utilities - 0.6%
Exelon Corp.	289,240	8,847,852

Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.*	29,730	619,573

Multi-Utilities - 0.0%**
GDF Suez (France)[1]	4,147	86,981

Total Utilities		9,554,406

TOTAL COMMON STOCKS (Identified Cost $739,514,850)		887,020,143

PREFERRED STOCKS - 0.4%
Financials - 0.4%
Commercial Banks - 0.2%
BB&T Corp., Series D (non-cumulative), 5.85%	43,910	1,082,382
PNC Financial Services Group, Inc.,
Series Q (non-cumulative), 5.375%	48,600	1,148,904
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	30,400	818,976

		3,050,262

6

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[5]	VALUE

PREFERRED STOCKS (continued)
Financials (continued)
Diversified Financial Services - 0.1%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	48,800	$1,120,448

Real Estate Investment Trusts (REITS) - 0.1%
Boston Properties, Inc., Series F, 5.25%.	6,000	146,100
National Retail Properties, Inc., 5.70%	25,000	555,250
Public Storage, Series Q, 6.50%	39,780	1,006,434

		1,707,784

TOTAL PREFERRED STOCKS (Identified Cost $6,054,393)		5,878,494

CORPORATE BONDS - 20.1%
Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP6, 3.75%, 1/15/2030 (Identified Cost $988,125)	850,000	1,036,469

Non-Convertible Corporate Bonds - 20.0%
Consumer Discretionary - 2.2%
Auto Components - 0.0%**
Gestamp Funding Luxembourg S.A. (Spain)[6], 5.625%, 5/31/2020	680,000	659,600

Hotels, Restaurants & Leisure - 0.3%
International Game Technology, 7.50%, 6/15/2019	3,790,000	4,373,728

Household Durables - 0.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[6], 6.125%, 7/1/2022	580,000	593,050
Lennar Corp., 6.95%, 6/1/2018	600,000	660,000
NVR, Inc., 3.95%, 9/15/2022	500,000	484,583
Tupperware Brands Corp., 4.75%, 6/1/2021	2,745,000	2,798,599
Weekley Homes LLC - Weekley Finance Corp.[6], 6.00%, 2/1/2023	550,000	550,000

		5,086,232

Media - 0.9%
CCO Holdings LLC - CCO Holdings Capital Corp.[6], 5.25%, 3/15/2021	870,000	835,200
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,632,097
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,485,991
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[6], 5.00%, 8/1/2018	580,000	587,975
Nara Cable Funding Ltd. (Spain)[6], 8.875%, 12/1/2018	695,000	729,750

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	495,000	$558,112
Sirius XM Radio, Inc.[6], 4.25%, 5/15/2020	970,000	902,100
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	910,000	916,825
Time Warner, Inc., 3.15%, 7/15/2015	125,000	130,485
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,308,175
Time Warner, Inc., 4.75%, 3/29/2021	1,650,000	1,791,542
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 5.50%, 1/15/2023	905,000	880,113
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021 .	870,000	886,425

		12,644,790

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,225,000	1,183,795
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	1,179,397

		2,363,192

Specialty Retail - 0.3%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	2,000,000	1,966,414
Dufry Finance SCA (Switzerland)[6], 5.50%, 10/15/2020	525,000	538,206
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,357,767
Rent-A-Center, Inc., 6.625%, 11/15/2020.	775,000	829,250

		4,691,637

Textiles, Apparel & Luxury Goods - 0.1%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	545,000	562,713
SIWF Merger Sub, Inc. - Springs Industries, Inc.[6], 6.25%, 6/1/2021	585,000	585,000
VF Corp., 5.95%, 11/1/2017	880,000	1,017,027

		2,164,740

Total Consumer Discretionary		31,983,919

Consumer Staples - 0.3%
Beverages - 0.0%**
Beam, Inc., 5.375%, 1/15/2016	229,000	250,128
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	209,276

		459,404

7

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.2%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	684,000	$735,300
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[6], 9.875%, 2/1/2020	140,000	153,125
KeHE Distributors LLC - KeHE Finance Corp.[6], 7.625%, 8/15/2021	590,000	599,588
Land O’ Lakes, Inc.[6], 6.00%, 11/15/2022	515,000	532,381
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	685,000	732,094
Tyson Foods, Inc., 4.50%, 6/15/2022	100,000	102,926

		2,855,414

Household Products - 0.0%**
Harbinger Group, Inc.[6], 7.875%, 7/15/2019	865,000	895,275

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	870,000	909,150

Total Consumer Staples		5,119,243

Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc., 7.50%, 11/15/2018.	935,000	1,178,414
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	1,140,000	1,151,400
ION Geophysical Corp.[6], 8.125%, 5/15/2018	415,000	400,475
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	400,000	427,856
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	545,000	580,425
Sidewinder Drilling, Inc.[6], 9.75%, 11/15/2019	545,000	536,825
Weatherford International Ltd., 9.625%, 3/1/2019	1,245,000	1,597,295

		5,872,690

Oil, Gas & Consumable Fuels - 1.1%
Buckeye Partners LP, 4.15%, 7/1/2023	1,275,000	1,241,210
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,145,000	1,156,450
EOG Resources, Inc., 2.625%, 3/15/2023	1,145,000	1,068,863
EPL Oil & Gas, Inc., 8.25%, 2/15/2018 .	870,000	917,850
Gulfport Energy Corp.[6], 7.75%, 11/1/2020	835,000	872,575
LBC Tank Terminals Holding Netherlands B.V. (Belgium)[6], 6.875%, 5/15/2023	590,000	606,225

		PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lukoil International Finance B.V. (Russia)[6], 3.416%, 4/24/2018		735,000	$724,122
Northern Tier Energy LLC - Northern Tier Finance Corp.[6], 7.125%, 11/15/2020.		900,000	902,250
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		820,000	840,500
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021		3,115,000	3,102,026
Petroleos Mexicanos (Mexico)[6], 3.50%, 7/18/2018		2,000,000	2,035,000
Sabine Pass Liquefaction LLC[6], 5.625%, 2/1/2021		1,080,000	1,065,150
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019		910,000	1,011,773

			15,543,994

Total Energy			21,416,684

Financials - 10.9%
Capital Markets - 2.4%
Goldman Sachs Capital II7, 4.00%, 6/1/2043		2,005,000	1,581,444
Goldman Sachs Group, Inc., 3.625%, 2/7/2016		3,250,000	3,409,724
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018		4,100,000	4,050,890
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,860,260
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		3,290,000	3,619,895
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021		125,000	134,844
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020		875,000	883,750
Jefferies Group LLC, 8.50%, 7/15/2019		2,895,000	3,558,013
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018		1,025,000	1,202,985
Morgan Stanley, 3.80%, 4/29/2016		3,860,000	4,051,664
Morgan Stanley, 2.125%, 4/25/2018		4,220,000	4,085,412
Morgan Stanley, 7.30%, 5/13/2019		1,355,000	1,606,244
Morgan Stanley, 5.75%, 1/25/2021		3,560,000	3,960,557

			35,005,682

Commercial Banks - 2.5%
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	EUR	200,000	268,390
Bank of Montreal (Canada)[6], 1.95%, 1/30/2017		6,730,000	6,889,501
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	490,000	818,066
BBVA Bancomer S.A. (Mexico)[6], 6.75%, 9/30/2022		1,670,000	1,774,375

8

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		1,240,000	$1,279,986
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	365,993
HSBC Bank plc (United Kingdom)[6], 1.50%, 5/15/2018		1,580,000	1,532,099
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		1,385,000	1,373,057
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021		1,425,000	1,444,366
Lloyds TSB Bank plc (United Kingdom)[6], 6.50%, 9/14/2020		1,135,000	1,230,737
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		1,830,000	2,144,390
National Australia Bank, Ltd. (Australia)[6], 1.25%, 3/8/2018		2,000,000	1,935,228
National City Corp., 6.875%, 5/15/2019		2,255,000	2,701,844
PNC Bank National Association, 5.25%, 1/15/2017		1,035,000	1,153,460
Provident Funding Associates LP - PFG Finance Corp.[6], 6.75%, 6/15/2021		585,000	592,313
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	295,000	293,360
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	465,000	463,741
Royal Bank of Canada (Canada), 1.20%, 9/19/2017		1,390,000	1,365,098
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	455,598
Santander Holdings USA, Inc., 4.625%, 4/19/2016		370,000	393,174
Wachovia Corp., 5.25%, 8/1/2014		1,270,000	1,324,666
Wells Fargo & Co., 1.50%, 1/16/2018		3,320,000	3,243,965
Wells Fargo & Co., Series M, 3.45%, 2/13/2023		1,355,000	1,297,152
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	385,495
Westpac Banking Corp. (Australia)[6], 1.25%, 12/15/2017		1,270,000	1,236,726

			35,962,780

Consumer Finance - 0.8%
American Express Co., 2.65%, 12/2/2022		4,578,000	4,283,328
American Express Co.[7], 6.80%, 9/1/2066		930,000	992,775
Capital One Bank USA National Association, 3.375%, 2/15/2023		1,920,000	1,813,530
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		815,000	1,007,918
Credit Acceptance Corp., 9.125%, 2/1/2017		520,000	555,100

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	$311,137
John Deere Capital Corp., 5.75%, 9/10/2018	1,455,000	1,699,588

		10,663,376

Diversified Financial Services - 2.9%
Bank of America Corp., 6.50%, 8/1/2016	1,425,000	1,614,780
Bank of America Corp., 5.75%, 8/15/2016	840,000	920,010
Bank of America Corp., 3.30%, 1/11/2023	600,000	564,848
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	101,878
Citigroup, Inc., 5.85%, 8/2/2016	1,600,000	1,785,152
Citigroup, Inc., 8.50%, 5/22/2019	5,323,000	6,791,211
CME Group, Inc., 3.00%, 9/15/2022	2,540,000	2,419,922
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	910,000	882,700
CNH Capital LLC, 6.25%, 11/1/2016	520,000	568,100
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,807,000	4,127,291
General Electric Capital Corp., 5.625%, 5/1/2018	3,425,000	3,936,517
General Electric Capital Corp., 5.50%, 1/8/2020	4,145,000	4,698,896
ING US, Inc.[6], 2.90%, 2/15/2018	85,000	84,780
ING US, Inc.[6], 5.50%, 7/15/2022	1,185,000	1,279,286
JPMorgan Chase & Co., 3.15%, 7/5/2016	3,095,000	3,246,011
JPMorgan Chase & Co., 1.625%, 5/15/2018	3,355,000	3,243,976
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,446,646
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 7.375%, 10/1/2017	890,000	918,925
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[6], 7.25%, 1/15/2018	575,000	592,250
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	1,005,000	1,045,200

		42,268,379

Insurance - 1.0%
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	3,963,752
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,239,818
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,299,695

9

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Genworth Holdings, Inc., 7.625%, 9/24/2021	3,410,000	$4,092,150
Genworth Holdings, Inc.[7], 6.15%, 11/15/2066	600,000	529,500
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,792,764

		14,917,679

Real Estate Investment Trusts (REITS) - 1.3%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	637,576
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,205,032
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,605,000
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,094,542
Corporate Office Properties LP6, 3.60%, 5/15/2023	1,700,000	1,574,424
Corrections Corp. of America, 4.125%, 4/1/2020	865,000	839,050
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	217,868
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,960,272
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,491,416
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,395,081
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	294,168
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	1,490,000	1,382,775
National Retail Properties, Inc., 3.30%, 4/15/2023	1,265,000	1,170,912
Simon Property Group LP, 10.35%, 4/1/2019	1,290,000	1,792,682
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,052,593

		18,713,391

Total Financials		157,531,287

Health Care - 0.6%
Health Care Equipment & Supplies - 0.2%
Alere, Inc.[6], 6.50%, 6/15/2020	635,000	649,288
CR Bard, Inc., 4.40%, 1/15/2021	925,000	985,791
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	685,000	756,925
Fresenius Medical Care US Finance, Inc. (Germany)[6], 6.50%, 9/15/2018	400,000	441,000
Fresenius US Finance II, Inc. (Germany)[6], 9.00%, 7/15/2015	615,000	682,650

		3,515,654

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	$1,341,560
Tenet Healthcare Corp.[6], 4.50%, 4/1/2021	890,000	829,925

		2,171,485

Pharmaceuticals - 0.2%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	1,245,000	1,435,827
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	1,120,000	1,159,200
VPII Escrow Corp.[6], 6.75%, 8/15/2018	355,000	374,525

		2,969,552

Total Health Care		8,656,691

Industrials - 1.3%
Aerospace & Defense - 0.2%
Bombardier, Inc. (Canada)[6], 4.25%, 1/15/2016	545,000	565,438
Bombardier, Inc. (Canada)[6], 6.125%, 1/15/2023	900,000	920,250
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	545,000	515,025
Erickson Air-Crane, Inc.[6], 8.25%, 5/1/2020	290,000	292,900
Textron, Inc., 7.25%, 10/1/2019	940,000	1,112,411

		3,406,024

Air Freight & Logistics - 0.1%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	580,000	600,300
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	215,000	221,463
FedEx Corp., 8.00%, 1/15/2019	785,000	991,089

		1,812,852

Airlines - 0.4%
American Airlines Pass-Through Trust, Series 2013-2, Class A6, 4.95%, 1/15/2023	1,440,000	1,452,672
Aviation Capital Group Corp.[6], 4.625%, 1/31/2018	540,000	542,340
Aviation Capital Group Corp.[6], 6.75%, 4/6/2021	765,000	818,205
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	545,000	561,350
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	303,050
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,751,204

10

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
United Continental Holdings, Inc., 6.375%, 6/1/2018	600,000	$606,000

		6,034,821

Commercial Services & Supplies - 0.1%
Clean Harbors, Inc., 5.25%, 8/1/2020	610,000	625,250

Industrial Conglomerates - 0.0%**
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	365,000	387,957

Machinery - 0.1%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	805,000	881,475
Joy Global, Inc., 5.125%, 10/15/2021	120,000	126,571

		1,008,046

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	600,000	629,250

Professional Services - 0.0%**
FTI Consulting, Inc., 6.00%, 11/15/2022	540,000	552,825

Road & Rail - 0.2%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	515,000	534,562
Union Pacific Corp., 5.65%, 5/1/2017	810,000	917,809
Union Pacific Corp., 2.95%, 1/15/2023	1,240,000	1,191,024

		2,643,395

Trading Companies & Distributors - 0.1%
International Lease Finance Corp., 5.625%, 9/20/2013	650,000	651,625
Rexel S.A. (France)[6], 5.25%, 6/15/2020	875,000	870,625

		1,522,250

Total Industrials		18,622,670

Information Technology - 0.8%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	515,000	547,188
ViaSat, Inc., 6.875%, 6/15/2020	565,000	600,313

		1,147,501

Computers & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/3/2023	650,000	596,283
EMC Corp., 2.65%, 6/1/2020	2,800,000	2,776,906
Hewlett-Packard Co., 4.75%, 6/2/2014	1,920,000	1,977,763

		5,350,952

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	$1,210,334
CPI International, Inc., 8.00%, 2/15/2018	595,000	611,363

		1,821,697

IT Services - 0.1%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,440,333

Semiconductors & Semiconductor Equipment - 0.0%**
Magnachip Semiconductor Corp. (South Korea)[6], 6.625%, 7/15/2021	595,000	593,513

Software - 0.1%
Audatex North America, Inc.[6], 6.00%, 6/15/2021	840,000	854,700
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[6], 9.25%, 1/15/2018	540,000	556,200

		1,410,900

Total Information Technology		11,764,896

Materials - 1.2%
Chemicals - 0.3%
Eastman Chemical Co., 3.60%, 8/15/2022	1,235,000	1,212,251
Nufarm Australia Ltd. (Australia)[6], 6.375%, 10/15/2019	1,085,000	1,087,713
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[6], 6.50%, 4/15/2021	940,000	937,650
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[6], 8.75%, 2/1/2019	545,000	540,913

		3,778,527

Metals & Mining - 0.7%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,970,000	2,079,656
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,151,708
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	60,000	58,893
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	580,000	530,978
Freeport-McMoRan Copper & Gold, Inc.[6], 2.375%, 3/15/2018	105,000	99,487
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,330,000	1,201,748
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,145,000	1,226,477
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,620,000	1,619,577

11

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[6], 8.75%, 11/15/2019.	545,000	$565,438
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,263,266

		9,797,228

Paper & Forest Products - 0.2%
International Paper Co., 7.50%, 8/15/2021	1,425,000	1,770,846
Smurfit Kappa Acquisitions (Ireland)[6], 4.875%, 9/15/2018	1,645,000	1,640,888

		3,411,734

Total Materials.		16,987,489

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.6%
Digicel Ltd. (Jamaica)[6], 6.00%, 4/15/2021	885,000	867,300
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	505,000	531,513
Telefonica Emisiones S.A.U. (Spain), 3.192%, 4/27/2018	2,445,000	2,415,386
UPCB Finance VI Ltd. (Netherlands)[6], 6.875%, 1/15/2022	1,120,000	1,187,200
Verizon Communications, Inc., 8.75%, 11/1/2018	1,788,000	2,337,399
Windstream Corp., 7.50%, 6/1/2022	1,030,000	1,060,900

		8,399,698

Wireless Telecommunication Services - 0.4%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,043,672
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,045,000	1,186,600
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	353,000	375,572
SBA Tower Trust[6], 5.101%, 4/17/2017	575,000	628,851
SBA Tower Trust[6], 2.933%, 12/15/2017	1,285,000	1,298,609

		5,533,304

Total Telecommunication Services		13,933,002

Utilities - 0.2%
Electric Utilities - 0.1%
System Energy Resources, Inc., 4.10%, 4/1/2023	1,560,000	1,548,470

Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	815,000	901,486

	PRINCIPAL AMOUNT5 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc., 7.875%, 5/15/2021	545,000	$599,500

		1,500,986

Total Utilities		3,049,456

Total Non-Convertible Corporate Bonds (Identified Cost $284,268,995)		289,065,337

TOTAL CORPORATE BONDS (Identified Cost $285,257,120)		290,101,806

MUTUAL FUNDS - 0.0%**
iShares India 50 ETF	13,700	295,646
PowerShares India Portfolio	16,900	275,639

TOTAL MUTUAL FUNDS (Identified Cost $654,978)		571,285

ASSET-BACKED SECURITIES - 0.2%
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	1,278,498	1,318,464
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	990,000	989,588
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	470,000	498,711
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	700,000	738,380

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,437,691)		3,545,143

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	250,210	261,524
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A6, 2.959%, 12/10/2030	640,000	602,934
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[7], 5.918%, 5/10/2045	3,155,000	3,469,610
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	933,337
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,145,834
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[7], 5.901%, 9/11/2038	605,000	666,801
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	768,245

12

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	420,000	$443,205
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.393%, 7/15/2044	420,000	451,575
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	406,287	421,810
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	895,000	835,864
Commercial Mortgage Trust, Series 2006-GG7, Class A4[7], 6.056%, 7/10/2038	615,000	680,796
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[6,7], 2.50%, 5/25/2043	1,395,159	1,288,674
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[6,7], 2.13%, 2/25/2043	1,335,175	1,255,270
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046.	326,270	345,562
Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	1,410,000	1,367,044
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,255,000	1,170,630
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,190,000	1,177,898
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,311,065
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.436%, 7/25/2048	550,000	561,066
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.936%, 4/25/2044	675,000	700,694
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	700,439	742,781
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.419%, 1/12/2043	1,605,000	1,729,065
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.367%, 12/15/2044	325,000	350,870
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 6.056%, 4/15/2045	1,460,000	1,611,605
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[6,7], 3.00%, 3/25/2043	1,202,995	1,158,073

	PRINCIPAL AMOUNT[5]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2013-2, Class A2[6,7], 3.50%, 5/25/2043		1,334,128	$1,305,979
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043		163,618	167,769
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042		332,319	353,410
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047		765,000	809,379
Motel 6 Trust, Series 2012-MTL6, Class A2[6], 1.948%, 10/5/2025		895,000	881,129
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045		115,000	124,883
Sequoia Mortgage Trust, Series 2013-2, Class A1[7], 1.874%, 2/25/2043		1,215,059	1,071,552
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043		898,794	848,346
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043		1,255,812	1,158,552
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028		350,000	365,388
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.414%, 10/15/2044		2,100,328	2,252,314
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045		750,000	834,161
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043		600,000	639,617
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		1,720,000	1,626,680
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044		575,000	607,410
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,461,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $41,665,114)			40,960,011

FOREIGN GOVERNMENT BONDS - 1.7%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,625,039
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		700,000	913,500
Canada Housing Trust No. 1 (Canada)[6], 4.10%, 12/15/2018	CAD	385,000	409,350
Chile Government Bond (Chile), 3.25%, 9/14/2021		1,400,000	1,374,100

13

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	IDR	3,687,000,000	$340,563
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	424,949
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	300,000	438,777
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	903,559
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,097,768
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	630,000	847,007
Italy Buoni Poliennali Del Tesoro (Italy)[6], 5.00%, 3/1/2025	EUR	490,000	677,557
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	1,028,570
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	JPY	58,000,000	607,325
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	71,000,000	725,217
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	940,000,000	859,243
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,520,000	470,176
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,030,459
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	2,210,661
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	502,390
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	325,803
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.20%, 10/15/2016	EUR	190,000	246,102
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.80%, 6/15/2020	EUR	175,000	214,147
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 4.95%, 10/25/2023	EUR	185,000	221,059
Portugal Obrigacoes do Tesouro OT (Portugal)[6], 5.65%, 2/15/2024	EUR	340,000	420,590
Russian Foreign Bond - Eurobond (Russia)[6], 5.00%, 4/29/2020		600,000	649,500
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	703,428
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	453,291
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	510,000	676,106
Spain Government Bond (Spain)[6], 5.40%, 1/31/2023	EUR	755,000	1,063,085
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	590,000	789,775
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	THB	13,525,000	423,246
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	571,191

	PRINCIPAL AMOUNT[5]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	$849,855

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $24,383,471)			24,093,388

U.S. GOVERNMENT AGENCIES - 11.7%

Mortgage-Backed Securities - 7.4%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017		547	579
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,267,218	1,379,939
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		91,231	98,701
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		116,589	127,953
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		814,803	887,651
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		150,159	164,790
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,419,225	1,545,082
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		109,591	119,174
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		86,808	94,342
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026		879,855	905,991
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026		1,069,962	1,101,719
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027		2,350,329	2,419,994
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		393,920	405,621
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		927,430	972,703
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027		1,250,138	1,287,321
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		2,287,565	2,355,548
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		617,613	636,342
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027		1,928,526	1,985,777
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027		776,032	799,619
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027		230,814	237,882
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027		268,356	276,495
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028		747,768	770,455
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028		211,968	218,399
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028		615,242	646,166

14

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	500,811	$516,001
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	217,209	223,891
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	1,065,403	1,118,910
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	781,508	805,304
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,636,847	1,686,525
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	1,141,223	1,175,146
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	226,255	233,215
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	365,004	376,112
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	1,134,829	1,169,334
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	570,080	587,400
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	870,100	896,642
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	279,472	287,967
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	50,753	53,306
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	437,493	450,797
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	201,524	207,655
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	234,371	256,658
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	564,917	614,892
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	617,813	676,562
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,883,066	2,062,129
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,303,495	1,424,889
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,384,743	1,515,295
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	71,710	78,529
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,140,363	1,246,771
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	4,286,453	4,685,649
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	121,338	132,876
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,570,923	1,664,458
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	400,408	435,830
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,177,820	2,307,490

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,845,146	$3,110,114
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	2,401,673	2,626,084
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	3,370,252	3,684,122
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,837,104	2,011,796
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	4,593,126	5,020,883
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,341,042	1,420,889
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	554,665	588,576
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	409,724	434,773
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,336,414	1,420,082
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	332,894	353,246
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	688,779	695,110
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	694,805	702,309
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	955,425	927,300
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	220,573	214,080
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	364,985	368,331
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	506,020	491,124
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	459,730	446,197
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	482,458	521,128
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	142,633	156,029
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	106,069	116,031
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	80,880	88,841
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	143,320	157,838
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	59,387	64,321
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	683,758	703,153
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	535,811	551,545
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	282,246	290,534
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	534,715	549,883
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	431,000	443,760

15

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	656,426	$690,348
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,423,403	1,465,201
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	1,292,859	1,330,824
Freddie Mac, Pool #E09031, 3.00%, 4/1/2028	143,702	147,922
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	267,154	274,732
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	277,422	302,309
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	561,510	606,210
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	737,859	804,050
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,787,163	1,932,559
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,041,625	1,124,546
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,080,680	1,166,986
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	3,588,536	3,897,575
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	3,717,726	4,018,891
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,001,796	1,084,613
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,286,433	1,388,842
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,229,858	2,350,404
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	361,828	381,388
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	577,746	623,739
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	354,033	382,216
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	959,914	1,046,024
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	577,369	629,163
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	222,821	224,299

	PRINCIPAL AMOUNT5 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	614,859	$619,099
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	958,304	879,929
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,182,114	1,085,435
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	492,855	476,889
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	920,271	926,662
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	920,270	926,371
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	552,106	555,757
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	367,673	370,104

Total Mortgage-Backed Securities (Identified Cost $106,838,471)		106,199,642

Other Agencies - 4.3%
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,248,800
Freddie Mac, 2.375%, 1/13/2022	28,614,000	27,781,590
Freddie Mac, 6.25%, 7/15/2032	14,960,000	19,865,788

Total Other Agencies (Identified Cost $65,182,678)		61,896,178

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $172,021,149)		168,095,820

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.04%, (Identified Cost $26,920,324)	26,920,324	26,920,324

TOTAL INVESTMENTS - 100.3% (Identified Cost $1,299,909,090)		1,447,186,414
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(4,227,271)

NET ASSETS - 100%		$1,442,959,143

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

16

Investment Portfolio - July 31, 2013

(unaudited)

MYR - Malaysian Ringgit

SGD - Singapore Dollar

THB - Thai Baht

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of July 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Amount is stated in USD unless otherwise noted.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $89,697,390 or 6.2%, of the Series’ net assets as of July 31, 2013.

7The coupon rate is floating and is the effective rate as of July 31, 2013.

8Rate shown is the current yield as of July 31, 2013.

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,300,250,561
Unrealized appreciation	176,770,124
Unrealized depreciation	(29,834,271)

Net unrealized appreciation	$146,935,853

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$148,354,285	$128,196,747	$20,157,538	$—
Consumer Staples	95,141,216	36,024,817	59,116,399	—
Energy	129,815,462	127,559,835	2,255,627	—
Financials	69,320,378	60,233,265	9,087,113	—
Health Care	91,338,262	78,322,516	13,015,746	—
Industrials	75,057,454	55,584,251	19,473,203	—
Information Technology	209,069,996	199,204,856	9,865,140	—
Materials	46,100,611	34,631,166	11,469,445	—
Telecommunication Services	13,268,073	1,013,175	12,254,898	—
Utilities	9,554,406	9,467,425	86,981	—
Preferred securities:
Financials	5,878,494	5,878,494	—	—

17

Investment Portfolio - July 31, 2013

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$168,095,820	$—	$168,095,820	$—
Corporate debt:
Consumer Discretionary	31,983,919	—	31,983,919	—
Consumer Staples	5,119,243	—	5,119,243	—
Energy	21,416,684	—	21,416,684	—
Financials	157,531,287	—	157,531,287	—
Health Care	8,656,691	—	8,656,691	—
Industrials	18,622,670	—	18,622,670	—
Information Technology	11,764,896	—	11,764,896	—
Materials	16,987,489	—	16,987,489	—
Telecommunication Services	13,933,002	—	13,933,002	—
Utilities	3,049,456	—	3,049,456	—
Convertible corporate debt:
Financials	1,036,469	—	1,036,469	—
Asset-backed securities	3,545,143	—	3,545,143	—
Commercial mortgage-backed securities	40,960,011	—	40,960,011	—
Foreign government bonds	24,093,388	—	24,093,388	—
Mutual funds	27,491,609	27,491,609	—	—

Total assets	$1,447,186,414	$763,608,156	$683,578,258	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

18

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 85.5%
Consumer Discretionary - 13.9%
Auto Components - 0.2%
BorgWarner, Inc.	1,110	$105,927
F.C.C. Co. Ltd. (Japan)[1]	7,700	179,230
Hankook Tire Co. Ltd. (South Korea)[1]	12,429	664,849
Mando Corp. (South Korea)[1]	1,100	115,500
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	8,100	203,882
Nissin Kogyo Co. Ltd. (Japan)[1]	11,000	206,136

		1,475,524

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,000	206,774
Tesla Motors, Inc.*	5,740	770,767
Toyota Motor Corp. (Japan)[1]	4,300	261,658

		1,239,199

Distributors - 0.0%**
Inchcape plc (United Kingdom)[1]	27,630	239,721

Anhanguera Educacional Participacoes S.A. (Brazil)	72,360	434,855

Hotels, Restaurants & Leisure - 2.4%
Accor S.A. (France)[1]	129,990	4,899,825
Arcos Dorados Holdings, Inc. (Argentina)	9,440	113,846
BJ’s Restaurants, Inc.*	141,570	5,045,555
Hyatt Hotels Corp. - Class A*	4,050	183,263
InterContinental Hotels Group plc (United Kingdom)[1]	8,698	252,398
Orient-Express Hotels Ltd. - ADR - Class A*	32,020	400,570
Yum! Brands, Inc.	163,840	11,947,213

		22,842,670

Household Durables - 0.2%
DR Horton, Inc.	11,590	232,959
Lennar Corp. - Class A	8,080	273,670
LG Electronics, Inc. (South Korea)[1]	4,820	312,662
NVR, Inc.*	140	129,584
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	288,809
Toll Brothers, Inc.*	7,130	234,363

		1,472,047

Internet & Catalog Retail - 1.4%
Amazon.com, Inc.*	23,860	7,187,109
HomeAway, Inc.*	126,090	3,796,570
Ocado Group plc (United Kingdom)*[1]	207,710	971,641
Shutterfly, Inc.*	18,020	965,692

		12,921,012

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Leisure Equipment & Products - 0.0%**
Nikon Corp. (Japan)[1]	9,900	$206,653

Media - 8.4%
British Sky Broadcasting Group plc (United Kingdom)[1]	27,060	340,897
DIRECTV*	341,000	21,575,070
Imax Corp. (Canada)*	16,100	405,398
Mediaset Espana Comunicacion S.A. (Spain)*[1]	97,570	1,016,233
ProsiebenSat. 1 Media AG (Germany)[1]	1,590	65,107
Reed Elsevier plc - ADR (United Kingdom)	5,125	265,577
Societe Television Francaise 1 (France)[1]	28,140	416,477
Starz - Class A*	352,770	7,962,019
Time Warner, Inc.	193,930	12,074,082
Twenty-First Century Fox, Inc.	260,630	7,787,624
Valassis Communications, Inc.	19,650	562,579
Viacom, Inc. - Class B	199,690	14,531,441
The Walt Disney Co.	178,740	11,555,541
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	911,106

		79,469,151

Multiline Retail - 0.0%**
Marks & Spencer Group plc (United Kingdom)[1]	35,350	258,492

Specialty Retail - 0.9%
Aeropostale, Inc.*	21,630	327,262
American Eagle Outfitters, Inc.	10,370	203,667
Belle International Holdings Ltd. (Hong Kong)[1]	291,900	420,908
Chico’s FAS, Inc.	9,390	160,851
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	157,000	77,450
Dick’s Sporting Goods, Inc.	121,330	6,237,575
Group 1 Automotive, Inc.	2,890	210,363
Groupe Fnac S.A. (France)*[1]	246	5,522
Hennes & Mauritz AB - Class B (Sweden)[1]	6,720	251,137
Komeri Co. Ltd. (Japan)[1]	8,100	199,406
Penske Automotive Group, Inc.	5,850	217,503
Rent-A-Center, Inc.	8,660	346,313
Sonic Automotive, Inc. - Class A	9,350	207,009

		8,864,966

Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG (Germany)[1]	4,050	451,434
Burberry Group plc (United Kingdom)[1]	12,300	286,724

1

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Daphne International Holdings Ltd. (China)[1]	252,000	$179,549
Hugo Boss AG (Germany)[1]	1,640	190,412
Kering (France)[1]	1,965	450,643

		1,558,762

Total Consumer Discretionary		130,983,052

Consumer Staples - 9.4%
Beverages - 3.9%
Anheuser-Busch InBev N.V. (Belgium)[1]	127,070	12,219,260
C&C Group plc (Ireland)*[1]	73,470	409,639
Carlsberg A/S - Class B (Denmark)[1]	4,950	490,251
Cia Cervecerias Unidas S.A. - ADR (Chile)	8,575	233,154
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	356,290	13,460,636
The Coca-Cola Co.	201,040	8,057,683
Diageo plc (United Kingdom)[1]	24,560	769,687
Kirin Holdings Co. Ltd. (Japan)[1]	26,100	385,892
SABMiller plc (United Kingdom)[1]	1,890	92,640
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	534,521

		36,653,363

Food & Staples Retailing - 0.3%
Carrefour S.A. (France)[1]	25,708	787,629
Casino Guichard-Perrachon S.A. (France)[1]	2,880	296,573
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	62,700	518,858
The Fresh Market, Inc.*	1,710	90,254
Raia Drogasil S.A. (Brazil)	14,500	121,715
Tesco plc (United Kingdom)[1]	196,090	1,096,138
Whole Foods Market, Inc.	4,060	225,655

		3,136,822

Food Products - 4.2%
Annie’s, Inc.*	1,280	52,877
Barry Callebaut AG (Switzerland)[1]	390	377,889
Charoen Pokphand Foods PCL (Thailand)[1]	402,910	360,787
Danone S.A. (France)[1]	73,060	5,786,043
Glanbia plc (Ireland)[1]	7,690	100,770
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	433,039
Ingredion, Inc.	3,800	255,360
Kraft Foods Group, Inc.	122,370	6,923,695
M Dias Branco S.A. (Brazil)	4,800	193,675
Nestle S.A. (Switzerland)[1]	216,000	14,619,453

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	262,734	$10,674,882

		39,778,470

Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	7,200	512,575

Personal Products - 0.1%
Kao Corp. (Japan)[1]	8,900	284,997
Natura Cosmeticos S.A. (Brazil)	7,570	151,410

		436,407

Tobacco - 0.8%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	141,955
Imperial Tobacco Group plc (United Kingdom)[1]	218,350	7,328,957
Swedish Match AB (Sweden)[1]	11,100	415,155

		7,886,067

Total Consumer Staples		88,403,704

Energy - 12.7%
Energy Equipment & Services - 5.4%
Anton Oilfield Services Group (China)[1]	66,000	41,047
Baker Hughes, Inc.	272,760	12,937,007
Bourbon S.A. (France)[1]	1,947	52,869
Calfrac Well Services Ltd. (Canada)	15,780	523,132
Cameron International Corp.*	243,020	14,411,086
CARBO Ceramics, Inc.	1,300	114,218
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	9,572	241,648
Core Laboratories N.V. - ADR	640	95,744
Fugro N.V. (Netherlands)[1]	1,600	97,588
Gulfmark Offshore, Inc. - Class A	2,450	120,663
ION Geophysical Corp.*	22,000	135,300
Key Energy Services, Inc.*	11,080	70,247
National Oilwell Varco, Inc.	1,150	80,695
Petroleum Geo-Services ASA (Norway)[1]	14,000	188,152
Prosafe SE (Norway)[1]	9,440	94,623
Schlumberger Ltd.	172,730	14,048,131
SPT Energy Group, Inc. (China)[1]	92,000	54,613
Trican Well Service Ltd. (Canada)	44,200	650,671
Weatherford International Ltd. - ADR*	539,990	7,538,260

		51,495,694

Oil, Gas & Consumable Fuels - 7.3%
Apache Corp.	85,820	6,887,055
Cameco Corp. (Canada)	16,960	344,627
Cloud Peak Energy, Inc.*	43,750	701,313
Encana Corp. (Canada)	218,070	3,820,586

2

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	49,100	$7,143,559
Hess Corp.	416,400	31,005,144
Pacific Rubiales Energy Corp. (Colombia)	11,440	222,429
Paladin Energy Ltd. (Australia)*[2]	201,240	180,256
Paladin Energy Ltd. (Australia)*[1]	326,620	293,380
Peabody Energy Corp.	470,120	7,785,187
Petroleo Brasileiro S.A. - ADR (Brazil)	216,840	3,109,486
Range Resources Corp.	69,880	5,527,508
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	264,360
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	525,855
Statoil ASA (Norway)[1]	11,920	258,743
Talisman Energy, Inc. (Canada)	40,030	453,655
Whitehaven Coal Ltd. (Australia)[1]	32,000	56,526

		68,579,669

Total Energy		120,075,363

Financials - 4.6%
Capital Markets - 0.0%**
Daiwa Securities Group, Inc. (Japan)[1]	38,000	322,362

Commercial Banks - 0.2%
Cathay General Bancorp	12,680	301,277
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	454,914
HSBC Holdings plc (United Kingdom)[1]	32,180	365,356
ICICI Bank Ltd. - ADR (India)	6,670	218,643
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	423,114

		1,763,304

Consumer Finance - 0.1%
DFC Global Corp.*	30,480	472,135

Diversified Financial Services - 2.0%
JSE Ltd. (South Africa)[1]	101,490	829,264
MarketAxess Holdings, Inc.	7,560	390,852
McGraw-Hill Financial, Inc.	184,140	11,390,900
MSCI, Inc.*	172,540	6,047,527

		18,658,543

Insurance - 0.5%
Admiral Group plc (United Kingdom)[1]	8,330	177,860
Allianz SE (Germany)[1]	7,740	1,206,138
AXA S.A. (France)[1]	9,215	203,112
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	118,400	1,147,489
Mapfre S.A. (Spain)[1]	226,030	827,384

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	$727,374
Zurich Insurance Group AG (Switzerland)[1]	1,410	379,809

		4,669,166

Real Estate Investment Trusts (REITS) - 1.8%
Agree Realty Corp.	7,700	232,232
Alexandria Real Estate Equities, Inc.	3,800	260,300
Alstria Office REIT AG (Germany)[1]	41,540	486,313
American Assets Trust, Inc.	3,990	129,276
American Campus Communities, Inc.	10,740	412,523
Apartment Investment & Management Co. - Class A	14,700	431,886
Associated Estates Realty Corp.	15,610	238,521
AvalonBay Communities, Inc.	1,710	231,431
BioMed Realty Trust, Inc.	34,100	704,506
Boston Properties, Inc.	3,220	344,379
Camden Property Trust	3,500	246,890
Cedar Realty Trust, Inc.	55,770	308,966
Coresite Realty Corp.	10,870	369,145
Corporate Office Properties Trust	20,750	528,710
CubeSmart	12,470	202,014
Digital Realty Trust, Inc.	37,750	2,087,198
DuPont Fabros Technology, Inc.	113,520	2,600,743
Education Realty Trust, Inc.	18,150	171,155
Equity Lifestyle Properties, Inc.	7,640	294,064
Equity One, Inc.	6,630	153,418
Equity Residential	3,720	208,320
General Growth Properties, Inc.	20,450	424,133
HCP, Inc.	7,450	326,831
Health Care REIT, Inc.	6,930	446,916
Healthcare Realty Trust, Inc.	6,340	163,001
Healthcare Trust of America, Inc.*	19,330	211,663
Home Properties, Inc.	7,540	481,127
Host Hotels & Resorts, Inc.	19,393	346,359
Kimco Realty Corp.	14,610	329,455
Land Securities Group plc (United Kingdom)[1]	5,820	84,132
The Macerich Co.	1,600	99,280
Mack-Cali Realty Corp.	11,140	268,028
Mid-America Apartment Communities, Inc.	5,100	344,505
National Retail Properties, Inc.	6,090	213,089
Pebblebrook Hotel Trust	26,950	718,217
Public Storage	950	151,259
Realty Income Corp.	3,130	135,873
Simon Property Group, Inc.	3,890	622,633
Sovran Self Storage, Inc.	6,630	458,133

3

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Taubman Centers, Inc.	1,360	$99,579
UDR, Inc.	14,710	368,338
Unibail-Rodamco SE (France)[1]	440	106,905
Vornado Realty Trust	650	55,127

		17,096,573

Real Estate Management & Development - 0.0%**
General Shopping Brasil S.A. (Brazil)*	77,220	276,203

Thrifts & Mortgage Finance - 0.0%**
Aareal Bank AG (Germany)*[1]	9,707	268,255

Total Financials		43,526,541

Health Care - 11.3%
Biotechnology - 1.3%
Green Cross Corp. (South Korea)[1]	18,397	2,145,249
Incyte Corp. Ltd.*	31,030	726,412
Myriad Genetics, Inc.*	265,520	7,877,978
Seattle Genetics, Inc.*	31,780	1,287,726

		12,037,365

Health Care Equipment & Supplies - 5.0%
Alere, Inc.*	546,900	18,266,460
Becton, Dickinson and Co.	95,615	9,917,188
BioMerieux (France)[1]	9,870	1,009,480
Carl Zeiss Meditec AG (Germany)[1]	9,260	313,794
GN Store Nord A/S (Denmark)[1]	27,690	572,517
HeartWare International, Inc.*	16,590	1,533,248
Insulet Corp.*	40,700	1,297,923
Mindray Medical International Ltd. - ADR (China)	29,100	1,191,645
Neogen Corp.*	7,010	395,925
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,125,800	1,063,176
Sirona Dental Systems, Inc.*	16,780	1,184,668
Sonova Holding AG (Switzerland)[1]	7,900	871,886
Straumann Holding AG (Switzerland)[1]	1,250	188,049
Teleflex, Inc.	9,420	748,231
Thoratec Corp.*	45,800	1,501,782
Volcano Corp.*	366,190	7,312,814

		47,368,786

Health Care Providers & Services - 0.3%
Diagnosticos da America S.A. (Brazil)	147,980	786,814
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,200	138,918
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	9,300	292,578
Life Healthcare Group Holdings Ltd. (South Africa)[1]	243,840	888,531
Odontoprev S.A. (Brazil)	32,770	135,024

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Qualicorp S.A. (Brazil)*	80,180	$583,070
Sonic Healthcare Ltd. (Australia)[1]	10,350	133,190

		2,958,125

Health Care Technology - 1.7%
Cerner Corp.*	311,660	15,271,340
Greenway Medical Technologies, Inc.*	93,870	1,086,076

		16,357,416

Life Sciences Tools & Services - 1.1%
Gerresheimer AG (Germany)[1]	2,810	163,660
Lonza Group AG (Switzerland)[1]	12,040	926,706
QIAGEN N.V. (Netherlands)*[1]	9,840	202,168
QIAGEN N.V. - ADR (Netherlands)*	438,370	9,161,933

		10,454,467

Pharmaceuticals - 1.9%
AstraZeneca plc (United Kingdom)[1]	2,175	110,329
AstraZeneca plc - ADR (United Kingdom)	12,710	644,651
Bayer AG (Germany)[1]	11,706	1,360,650
GlaxoSmithKline plc (United Kingdom)[1]	14,755	377,489
Johnson & Johnson	130,840	12,233,540
Novo Nordisk A/S - Class B (Denmark)[1]	6,100	1,034,963
Shire plc (Ireland)[1]	16,590	605,232
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	120,404
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	264,005
UCB S.A. (Belgium)[1]	10,000	575,809
ViroPharma, Inc.*	2,350	80,652

		17,407,724

Total Health Care.		106,583,883

Industrials - 7.3%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	159,530	9,511,179

Airlines - 0.7%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	106,620	378,501
Spirit Airlines, Inc.*	170,350	5,630,068
US Airways Group, Inc.*	50,400	975,240

		6,983,809

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	13,860	375,739
Interface, Inc.	5,060	96,089

4

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Tomra Systems ASA (Norway)[1]	47,870	$438,668

		910,496

Electrical Equipment - 0.3%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,740	302,830
Alstom S.A. (France)[1]	14,500	490,656
Nexans S.A. (France)[1]	2,050	109,121
Osram Licht AG (Germany)*[1]	9,101	354,751
Polypore International, Inc.*	16,300	684,437
Prysmian S.p.A. (Italy)[1]	2,710	55,097
Schneider Electric S.A. (France)[1]	5,000	398,305

		2,395,197

Industrial Conglomerates - 0.7%
General Electric Co.	256,140	6,242,132

Machinery - 3.2%
AGCO Corp.	4,010	225,563
Andritz AG (Austria)[1]	5,600	302,654
Briggs & Stratton Corp.	9,150	185,287
Caterpillar, Inc.	106,170	8,802,555
Deere & Co.	2,000	166,140
FANUC Corp. (Japan)[1]	6,600	999,323
Joy Global, Inc.	219,460	10,863,270
Kennametal, Inc.	5,050	218,867
KUKA AG (Germany)[1]	2,580	113,882
Pentair Ltd. - ADR	5,510	336,551
Titan International, Inc.	10,040	173,090
Trinity Industries, Inc.	5,500	216,535
Westport Innovations, Inc. - ADR (Canada)*	72,180	2,363,895
Xylem, Inc.	222,850	5,555,651

		30,523,263

Marine - 0.1%
Baltic Trading Ltd.	40,470	152,167
D/S Norden A/S (Denmark)[1]	8,020	293,371
Diana Shipping, Inc. - ADR (Greece)*	4,140	40,696
Mitsui OSK Lines Ltd. (Japan)[1]	9,000	34,608
Nippon Yusen Kabushiki Kaisha (Japan)[1]	13,000	35,993
Pacific Basin Shipping Ltd. (Hong Kong)[1]	80,000	43,190
Precious Shipping PCL (Thailand)[1]	239,600	126,525
Sinotrans Shipping Ltd. (China)[1]	1,284,400	307,757

		1,034,307

Professional Services - 0.1%
ALS Ltd. (Australia)[1]	17,500	133,379

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services (continued)
ALS Ltd. (Australia) - Rights*[1]	1,590	$986
Experian plc (United Kingdom)[1]	22,420	420,401

		554,766

Trading Companies & Distributors - 1.0%
Brenntag AG (Germany)[1]	2,940	483,874
Fastenal Co.	173,260	8,491,473
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	23,400	292,327
MSC Industrial Direct Co., Inc. - Class A	960	77,712

		9,345,386

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	50,030	392,495
Koninklijke Vopak N.V. (Netherlands)[1]	3,260	187,789
Malaysia Airports Holdings Berhad (Malaysia)[1]	359,240	746,386

		1,326,670

Total Industrials		68,827,205

Information Technology - 21.7%
Communications Equipment - 6.4%
Alcatel-Lucent - ADR (France)*	304,760	774,090
F5 Networks, Inc.*	81,530	7,155,073
Infinera Corp.*	93,220	1,017,030
Juniper Networks, Inc.*	845,800	18,328,486
Polycom, Inc.*	61,900	591,764
Qualcomm, Inc.	312,210	20,153,156
Riverbed Technology, Inc.*	779,070	12,184,655

		60,204,254

Computers & Peripherals - 4.2%
Apple, Inc.	28,830	13,045,575
EMC Corp.	999,490	26,136,664
Fusion-io, Inc.*	4,820	69,505
Stratasys Ltd.*	1,140	101,061

		39,352,805

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	154,000	1,031,671
Keyence Corp. (Japan)[1]	1,146	373,664
Rofin-Sinar Technologies, Inc.*	31,340	724,267

		2,129,602

Internet Software & Services - 3.9%
eBay, Inc.*	91,120	4,709,993
Facebook, Inc. - Class A*	223,650	8,237,030
Google, Inc. - Class A*	18,479	16,401,960

5

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
LinkedIn Corp. - Class A*	20,770	$4,232,718
LogMeIn, Inc.*	39,940	1,187,017
NHN Corp. (South Korea)[3]	2,000	522,509
SciQuest, Inc.*	22,700	559,782
Tencent Holdings Ltd. (China)[1]	25,000	1,131,700

		36,982,709

IT Services - 1.7%
Amdocs Ltd. - ADR	220,460	8,481,096
Cap Gemini S.A. (France)[1]	13,610	744,385
InterXion Holding N.V. - ADR (Netherlands)*	5,420	136,421
VeriFone Systems, Inc.*	317,060	6,046,334
Wirecard AG (Germany)[1]	19,760	609,476

		16,017,712

Office Electronics - 0.0%**
Canon, Inc. (Japan)[1]	4,500	138,799

Semiconductors & Semiconductor Equipment - 0.8%
Samsung Electronics Co. Ltd. (South Korea)[1]	660	752,081
Skyworks Solutions, Inc.*	283,790	6,816,636
Tokyo Electron Ltd. (Japan)[1]	9,300	423,073

		7,991,790

Software - 4.5%
Aspen Technology, Inc.*	1,510	49,135
Autodesk, Inc.*	167,250	5,918,978
Aveva Group plc (United Kingdom)[1]	7,831	286,463
Electronic Arts, Inc.*	742,740	19,400,369
Fortinet, Inc.*	321,230	6,826,138
MICROS Systems, Inc.*	148,570	7,239,816
RealPage, Inc.*	46,670	940,867
SAP AG (Germany)[1]	13,420	983,306
Temenos Group AG (Switzerland)[1]	14,500	379,722

		42,024,794

Total Information Technology		204,842,465

Materials - 3.7%
Chemicals - 2.1%
BASF SE (Germany)[1]	4,330	383,762
Chr. Hansen Holding A/S (Denmark)[1]	5,800	192,223
Johnson Matthey plc (United Kingdom)[1]	3,360	144,981
Linde AG (Germany)[1]	5,330	1,026,735
Monsanto Co.	120,720	11,924,722
Syngenta AG (Switzerland)[1]	14,450	5,713,703
Tronox Ltd. - Class A	9,770	212,107
Umicore S.A. (Belgium)[1]	7,050	317,363

	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Yingde Gases Group Co., Ltd. (China)[1]	169,000	$153,720

		20,069,316

Construction Materials - 0.1%
CRH plc (Ireland)[1]	16,510	347,455
Holcim Ltd. (Switzerland)[1]	2,710	196,046

		543,501

Metals & Mining - 1.5%
Alcoa, Inc.	1,753,190	13,937,861
Alumina Ltd. (Australia)*[1]	217,340	189,170
Impala Platinum Holdings Ltd. (South Africa)[1]	17,990	176,702
Noranda Aluminum Holding Corp.	43,650	135,751
Norsk Hydro ASA (Norway)[1]	34,950	148,573

		14,588,057

Total Materials		35,200,874

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica S.A. - ADR (Spain)*	39,010	553,552
Telenor ASA (Norway)[1]	307,660	6,813,655
Telenor ASA - ADR (Norway)[3]	9,830	653,203
Vivendi S.A. (France)[1]	9,160	195,866
Ziggo N.V. (Netherlands)[1]	1,810	72,039

		8,288,315

Wireless Telecommunication Services - 0.0%**
America Movil SAB de C.V. - Class L - ADR (Mexico)	8,550	179,379
MTN Group Ltd. (South Africa)[1]	7,410	138,727

		318,106

Total Telecommunication Services		8,606,421

Utilities - 0.0%**
Independent Power Producers & Energy Traders - 0.0%**
Dynegy, Inc.*	19,750	411,590

Multi-Utilities - 0.0%**
GDF Suez (France)[1]	4,464	93,630

Total Utilities		505,220

TOTAL COMMON STOCKS (Identified Cost $688,354,481)		807,554,728

6

Investment Portfolio - July 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS - 5.3%
Non-Convertible Corporate Bonds - 5.3%
Consumer Discretionary - 0.9%
Media - 0.5%
NBCUniversal Media LLC, 2.875%, 4/1/2016	3,955,000	$4,146,102

Specialty Retail - 0.4%
Lowe’s Companies, Inc., 1.625%, 4/15/2017	4,080,000	4,091,946

Total Consumer Discretionary		8,238,048

Consumer Staples - 0.4%
Beverages - 0.4%
PepsiCo, Inc., 1.25%, 8/13/2017	4,170,000	4,103,543

Financials - 2.4%
Capital Markets - 0.9%
BNP Paribas Home Loan Covered Bonds S.A. (France)[4], 2.20%, 11/2/2015	2,425,000	2,485,625
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	410,000	451,112
Jefferies Group LLC, 5.125%, 4/13/2018	850,000	902,547
Jefferies Group LLC, 8.50%, 7/15/2019	3,000,000	3,687,060
Morgan Stanley, 5.50%, 1/26/2020	405,000	445,326

		7,971,670

Commercial Banks - 0.5%
Bank of Nova Scotia (Canada)[4], 1.65%, 10/29/2015	2,425,000	2,473,257
Barclays Bank plc (United Kingdom)[4], 2.50%, 9/21/2015	2,425,000	2,511,328

		4,984,585

Consumer Finance - 0.0%**
American Express Co., 2.65%, 12/2/2022	362,000	338,699

Diversified Financial Services - 0.6%
Citigroup, Inc., 8.50%, 5/22/2019	279,000	355,955
General Electric Capital Corp., 1.625%, 7/2/2015	4,115,000	4,172,964
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	425,111
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	423,949

		5,377,979

Insurance - 0.4%
American International Group, Inc., 5.45%, 5/18/2017	3,740,000	4,158,771

Total Financials		22,831,704

Health Care - 0.4%
Biotechnology - 0.4%
Amgen, Inc., 5.70%, 2/1/2019	3,510,000	4,053,285

	PRINCIPAL AMOUNT5 / SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 0.4%
Aerospace & Defense - 0.4%
United Technologies Corp., 1.80%, 6/1/2017	4,040,000	$4,078,626

Information Technology - 0.5%
Computers & Peripherals - 0.5%
Hewlett-Packard Co., 2.60%, 9/15/2017	4,170,000	4,220,190

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 8.75%, 11/1/2018	1,936,000	2,530,875

TOTAL CORPORATE BONDS (Identified Cost $49,194,364)		50,056,271

MUTUAL FUNDS - 0.0%**
iShares India 50 ETF	10,400	224,432
PowerShares India Portfolio	12,800	208,768

TOTAL MUTUAL FUNDS (Identified Cost $427,472)		433,200

U.S. GOVERNMENT AGENCIES - 5.9%
Other Agencies - 5.9%
Fannie Mae, 0.875%, 8/28/2017	36,000,000	35,401,248
Fannie Mae, 6.25%, 5/15/2029	1,608,000	2,084,582
Fannie Mae, 7.25%, 5/15/2030	1,448,000	2,060,198
Fannie Mae, 6.625%, 11/15/2030	1,528,000	2,069,950
Freddie Mac, 6.75%, 3/15/2031	1,508,000	2,069,454
Freddie Mac, 6.25%, 7/15/2032	9,247,000	12,279,341

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $57,290,804)		55,964,773

SHORT-TERM INVESTMENT - 3.2%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.04%, (Identified Cost $29,936,095)	29,936,095	29,936,095

TOTAL INVESTMENTS - 99.9% (Identified Cost $825,203,216)		943,945,067
OTHER ASSETS, LESS LIABILITIES - 0.1%		708,124

NET ASSETS - 100%		$944,653,191

7

Investment Portfolio - July 31, 2013

(unaudited)

ADR - American Depository Receipt

*Non-income producing security.

**Less than 0.1%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $7,470,210 or 0.79%, of the Series’ net assets as of July 31, 2013.

5Amount is stated in USD unless otherwise noted.

6Rate shown is the current yield as of July 31, 2013.

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$826,065,197
Unrealized appreciation	139,458,540
Unrealized depreciation	(21,578,670)

Net unrealized appreciation	$117,879,870

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$130,983,052	$116,740,626	$14,242,426	$—
Consumer Staples	88,403,704	40,874,035	47,529,669	—
Energy	120,075,363	118,431,814	1,643,549	—
Financials	43,526,541	36,664,249	6,862,292	—
Health Care	106,583,883	93,781,683	12,802,200	—
Industrials	68,827,205	61,982,255	6,844,950	—
Information Technology	204,842,465	197,465,616	7,376,849	—
Materials	35,200,874	26,210,441	8,990,433	—
Telecommunication Services	8,606,421	732,931	7,873,490	—
Utilities	505,220	411,590	93,630	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	55,964,773	—	55,964,773	—
Corporate debt:
Consumer Discretionary	8,238,048	—	8,238,048	—
Consumer Staples	4,103,543	—	4,103,543	—
Financials	22,831,704	—	22,831,704	—

8

Investment Portfolio - July 31, 2013

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Health Care	4,053,285	—	4,053,285	—
Industrials	$4,078,626	$—	$4,078,626	$—
Information Technology	4,220,190	—	4,220,190	—
Telecommunication Services	2,530,875	—	2,530,875	—
Mutual funds	30,369,295	30,369,295	—	—

Total assets	$943,945,067	$723,664,535	$220,280,532	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - July 31, 2013

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	5,486,252	$60,952,257

TOTAL INVESTMENTS - 100.03% (Identified Cost $55,507,415)		60,952,257
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(16,976)

NET ASSETS - 100%		$60,935,281

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$55,509,554
Unrealized appreciation	5,442,703
Unrealized depreciation	—

Net unrealized appreciation	$5,442,703

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$60,952,257	$60,952,257	$—	$—

Total assets	$60,952,257	$60,952,257	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	2,666,001	$29,619,273
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,830,830	20,377,138

TOTAL INVESTMENTS - 100.03% (Identified Cost $47,752,629)		49,996,411
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(15,960)

NET ASSETS - 100%		$49,980,451

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$47,755,657
Unrealized appreciation	2,240,754
Unrealized depreciation	—

Net unrealized appreciation	$2,240,754

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$49,996,411	$49,996,411	$—	$—

Total assets	$49,996,411	$49,996,411	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	44,220	$490,846
Manning & Napier Pro-Blend® Moderate Term Series - Class I	393,514	4,379,813

TOTAL INVESTMENTS - 100.02% (Identified Cost $4,815,148)		4,870,659
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(987)

NET ASSETS - 100%		$4,869,672

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$4,815,148
Unrealized appreciation	55,511
Unrealized depreciation	—

Net unrealized appreciation	$55,511

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$4,870,659	$4,870,659	$—	$—

Total assets	$4,870,659	$4,870,659	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	7,884,195	$87,514,564
Manning & Napier Pro-Blend® Moderate Term Series - Class I	7,645,082	85,089,764

TOTAL INVESTMENTS - 100.02% (Identified Cost $162,370,707)		172,604,328
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(39,262)

NET ASSETS - 100%		$172,565,066

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$162,498,739
Unrealized appreciation	10,105,589
Unrealized depreciation	—

Net unrealized appreciation	$10,105,589

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$172,604,328	$172,604,328	$—	$—

Total assets	$172,604,328	$172,604,328	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	688,574	$7,643,167
Manning & Napier Pro-Blend® Maximum Term Series - Class I	69,363	876,750

TOTAL INVESTMENTS - 100.02% (Identified Cost $8,312,968)		8,519,917
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(1,709)

NET ASSETS - 100%		$8,518,208

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$8,313,033
Unrealized appreciation	206,884
Unrealized depreciation	—

Net unrealized appreciation	$206,884

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$8,519,917	$8,519,917	$—	$—

Total assets	$8,519,917	$8,519,917	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	9,648,214	$107,095,180
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,813,710	60,845,290

TOTAL INVESTMENTS - 100.02% (Identified Cost $149,389,883)		167,940,470
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(37,201)

NET ASSETS - 100%		$167,903,269

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$149,802,705
Unrealized appreciation	18,137,765
Unrealized depreciation	—

Net unrealized appreciation	$18,137,765

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$167,940,470	$167,940,470	$—	$—

Total assets	$167,940,470	$167,940,470	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	228,018	$2,531,000
Manning & Napier Pro-Blend® Maximum Term Series - Class I	310,157	3,920,386

TOTAL INVESTMENTS - 100.02% (Identified Cost $6,189,661)		6,451,386
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(1,363)

NET ASSETS - 100%		$6,450,023

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,189,661
Unrealized appreciation	261,725
Unrealized depreciation	—

Net unrealized appreciation	$261,725

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$6,451,386	$6,451,386	$—	$—

Total assets	$6,451,386	$6,451,386	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,383,416	$15,355,913
Manning & Napier Pro-Blend® Maximum Term Series - Class I	7,289,656	92,141,253

TOTAL INVESTMENTS - 100.02% (Identified Cost $90,863,814)		107,497,166
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(26,350)

NET ASSETS - 100%		$107,470,816

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$90,863,814
Unrealized appreciation	16,633,352
Unrealized depreciation	—

Net unrealized appreciation	$16,633,352

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$107,497,166	$107,497,166	$—	$—

Total assets	$107,497,166	$107,497,166	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.09%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	145,062	$1,833,578

TOTAL INVESTMENTS - 100.09% (Identified Cost $1,758,869)		1,833,578
LIABILITIES, LESS OTHER ASSETS - (0.09%)		(1,724)

NET ASSETS - 100%		$1,831,854

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,758,869
Unrealized appreciation	74,709
Unrealized depreciation	—

Net unrealized appreciation	$74,709

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$1,833,578	$1,833,578	$—	$—

Total assets	$1,833,578	$1,833,578	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.96%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,597,026	$45,466,410

TOTAL INVESTMENTS - 99.96% (Identified Cost $37,223,995)		45,466,410
OTHER ASSETS, LESS LIABILITIES - 0.04%		20,407

NET ASSETS - 100%		$45,486,817

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,224,300
Unrealized appreciation	8,242,110
Unrealized depreciation	—

Net unrealized appreciation	$8,242,110

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$45,466,410	$45,466,410	$—	$—

Total assets	$45,466,410	$45,466,410	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2013

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	20,112	$254,213

TOTAL INVESTMENTS - 100.02% (Identified Cost $250,239)		254,213
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(63)

NET ASSETS - 100%		$254,150

Federal Tax Information:

On July 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$250,384
Unrealized appreciation	3,829
Unrealized depreciation	—

Net unrealized appreciation	$3,829

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$254,213	$254,213	$—	$—

Total assets	$254,213	$254,213	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or July 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 26, 2013

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: September 26, 2013